UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Fixed Income ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust – Fixed Income ETFs

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1: Report(s) to Shareholders.

Semiannual Report  |  June 30, 2019
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF	SCHP
Schwab Short-Term U.S. Treasury ETF	SCHO
Schwab Intermediate-Term U.S. Treasury ETF	SCHR
Schwab U.S. Aggregate Bond ETF	SCHZ

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing; or
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended June 30, 2019
Schwab U.S. TIPS ETF (Ticker Symbol: SCHP)
Market Price Return[1]	6.15%
NAV Return[1]	6.10%
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)	6.15%
ETF Category: Morningstar Inflation-Protected Bond[2]	5.80%
Performance Details	page 7

Schwab Short-Term U.S. Treasury ETF (Ticker Symbol: SCHO)
Market Price Return[1]	2.38%
NAV Return[1]	2.44%
Bloomberg Barclays US Treasury 1-3 Year Index	2.47%
ETF Category: Morningstar Short Government[2]	2.35%
Performance Details	page 8

Schwab Intermediate-Term U.S. Treasury ETF (Ticker Symbol: SCHR)
Market Price Return[1]	4.87%
NAV Return[1]	5.09%
Bloomberg Barclays US Treasury 3-10 Year Index	5.11%
ETF Category: Morningstar Intermediate Government[2]	4.35%
Performance Details	page 9

Schwab U.S. Aggregate Bond ETF (Ticker Symbol: SCHZ)
Market Price Return[1]	6.07%
NAV Return[1]	6.09%
Bloomberg Barclays US Aggregate Bond Index	6.11%
ETF Category: Morningstar Intermediate Core Bond[2]	5.77%
Performance Details	page 10
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the funds. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Amid the numerous headlines catching the attention of investors in recent months, one big story has been a substantial shift in interest rate expectations. As late as the end of 2018, most observers were predicting that the Federal Reserve (Fed) would continue to raise rates in 2019. How quickly things change. By June 2019, the outlook had reversed entirely as Fed policy makers cited uncertainty about the economy. Although the Fed left interest rates unchanged at their June meeting, markets were signaling that rates will likely be cut by the end of this year. (Following the end of the period, at their July meeting, the Fed cut interest rates by 0.25%.)
It’s a good reminder that the direction of markets and interest rates is never a certainty, even if an economist or analyst might seem very confident when discussing the matter on any given day. This is why, when it comes to building a portfolio, we believe investors benefit from holding a mix of asset classes—including exposure to an assortment of bonds with varying maturities—that can serve their long-term goals through ever-changing market conditions. At Charles Schwab Investment Management, we are committed to offering core investment products, with a focus on low pricing and transparency, to help make it easier for you to build diversification into your investment portfolio.
The Schwab Fixed-Income ETFs are a prime example of this approach, giving you convenient and low-cost options for gaining access to different segments of the fixed income market. We understand that investors allocate to bonds for a variety of reasons, such as generating income and preserving capital. With among the lowest expenses in the industry, the Schwab Fixed-Income ETFs can help investors realize these benefits without the typical cost barriers.
Since we launched our first ETF products in 2009, Charles Schwab Investment Management has become one of the largest and fastest-growing ETF providers in the country—all while staying focused on what investors need and want to help them achieve long-term success. And, although we can’t take all of the surprises out of investing, we can continue to work hard to give investors straightforward products and solutions that can help them build a portfolio that is positioned to help weather the inevitable market ups and downs.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Fixed-Income ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ At Charles Schwab Investment Management, we are committed to offering core investment products, with a focus on low pricing and transparency, to help make it easier for you to build diversification into your investment portfolio.”
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
The Investment Environment

Over the six-month reporting period ended June 30, 2019, fixed-income markets generated positive returns. Despite signs of weakening global growth, stock markets were robust, with major U.S. market indices achieving multiple record highs during the period. Although trade tensions between the U.S. and China, as well as the U.S. and Mexico, continued during the period, volatility in U.S. markets moderated for the most part, rising slightly as stocks weakened in early May when negotiations between China and the U.S. stalled. In this environment, the Bloomberg Barclays US Aggregate Bond Index returned 6.11%, while the Bloomberg Barclays US Treasury 1-3 Year Index and the Bloomberg Barclays US Treasury 3-10 Year Index returned 2.47% and 5.11%, respectively. Over the same period, the Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L) returned 6.15%.
After growing concerns in late 2018 about weakness in the U.S. economy, the economic outlook brightened slightly in the first six months of 2019. Gross domestic product (GDP) grew at an annual rate of 3.1% in the first quarter of 2019, up from 2.2% in the last quarter of 2018. Corporate earnings remained robust. The U.S. labor market remained strong, with the unemployment rate near an 18-year low. The inflation rate ended the reporting period lower than the beginning of the reporting period, but up from earlier lows in January and February. Consumer confidence, which had fallen steeply in December, recovered to a near 18-year high by period end.
After enacting four short-term interest rate hikes in 2018, the Federal Reserve (Fed) held rates steady at its meetings in January, March, May, and June 2019. With the Fed having declared its intent to remain “patient” earlier in the reporting period, by June markets began to expect possible rate cuts later in 2019 due to increased uncertainties regarding the global economic outlook and the Fed’s intent to monitor incoming information in order to sustain U.S. economic expansion. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. The Fed also announced that, in September, it would end its program of allowing securities to mature without reinvesting the proceeds to reduce the size of its balance sheet.
Outside the U.S., most central banks maintained accommodative monetary policies. The European Central Bank has held interest rates unchanged since early 2016 and in June announced that it would likely maintain those rates through mid-2020. Also in June, the Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its June meeting and warned that it expected growth to be flat in the second quarter of 2019 due to global trade tensions and the perceived likelihood of a no-deal Brexit.
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
The Investment Environment (continued)

Trade tensions, global growth fears, and expectations for policy easing steered investors to less-risky assets, driving a rally in the bond market during the reporting period and pushing yields lower. (Bond yields and bond prices move in opposite directions.) The U.S. bond yield curve flattened and subsequently certain parts of the yield curve inverted as short-term yields exceeded long-term yields, raising recession concerns. The yield on the 3-month Treasury bill, which typically responds to changes in the federal funds rate, fell from 2.45% at the outset of the reporting period to 2.12% at its close.1 Longer-term yields, which are generally driven by inflation expectations and growth forecasts, also declined with the 10-year Treasury yield falling from 2.69% to 2.00% over the reporting period.1 Outside the U.S., bond yields generally remained low.
[1]	Data source for yields: U.S. Department of the Treasury

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Fund Management

Matthew Hastings, CFA, Vice President and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab Fixed-Income ETFs and Schwab’s taxable bond funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the Options Trading Floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2016, Mr. McKissick worked for 17 years at Denver Investments, most recently as a director of fixed income and portfolio manager where he co-managed multiple bond strategies, as well as oversaw the firm’s fixed-income business including the investment process, client service and other administrative functions.

Alfonso Portillo, Jr., Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab U.S. TIPS ETF as of June 30, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. TIPS ETF (8/5/2010)
Market Price Return[2]	6.15%	4.77%	1.70%	2.91%
NAV Return[2]	6.10%	4.77%	1.69%	2.91%
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)	6.15%	4.84%	1.76%	3.00%
ETF Category: Morningstar Inflation-Protected Bond[3]	5.80%	4.11%	1.22%	N/A
Fund Expense Ratio[4]: 0.05%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[8]	8.1 Yrs
Weighted Average Duration[8]	7.5 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	Less than 0.05%.
[7]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[8]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Short-Term U.S. Treasury ETF as of June 30, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Short-Term U.S. Treasury ETF (8/5/2010)
Market Price Return[2]	2.38%	3.92%	1.13%	0.93%
NAV Return[2]	2.44%	3.96%	1.14%	0.93%
Bloomberg Barclays US Treasury 1-3 Year Index	2.47%	4.02%	1.22%	1.02%
ETF Category: Morningstar Short Government[3]	2.35%	3.54%	1.03%	N/A
Fund Expense Ratio[4]: 0.06%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[7]	2.0 Yrs
Weighted Average Duration[7]	1.9 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Intermediate-Term U.S. Treasury ETF as of June 30, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Intermediate-Term U.S. Treasury ETF (8/5/2010)
Market Price Return[2]	4.87%	7.61%	2.43%	2.64%
NAV Return[2]	5.09%	7.75%	2.46%	2.65%
Bloomberg Barclays US Treasury 3-10 Year Index	5.11%	7.81%	2.54%	2.75%
ETF Category: Morningstar Intermediate Government[3]	4.35%	6.08%	1.96%	N/A
Fund Expense Ratio[4]: 0.06%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[8]	5.6 Yrs
Weighted Average Duration[8]	5.2 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	Less than 0.05%.
[7]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[8]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab U.S. Aggregate Bond ETF as of June 30, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Aggregate Bond ETF (7/14/2011)
Market Price Return[2]	6.07%	7.75%	2.84%	2.97%
NAV Return[2]	6.09%	7.81%	2.87%	2.97%
Bloomberg Barclays US Aggregate Bond Index	6.11%	7.87%	2.95%	3.09%
ETF Category: Morningstar Intermediate Core Bond[3]	5.77%	7.24%	2.55%	N/A
Fund Expense Ratio[4]: 0.04%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[8]	7.8 Yrs
Weighted Average Duration[8]	5.5 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (7/14/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 3.2% of total investments on June 30, 2019.
[7]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[8]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2019 and held through June 30, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/19	Ending Account Value (Net of Expenses) at 6/30/19	Expenses Paid During Period 1/1/19-6/30/19[2]
Schwab U.S. TIPS ETF
Actual Return	0.05%	$1,000.00	$1,061.00	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab Short-Term U.S. Treasury ETF
Actual Return	0.06%	$1,000.00	$1,024.40	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Schwab Intermediate-Term U.S. Treasury ETF
Actual Return	0.06%	$1,000.00	$1,050.90	$0.31
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Schwab U.S. Aggregate Bond ETF
Actual Return	0.04%	$1,000.00	$1,060.90	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab U.S. TIPS ETF
Financial Statements
Financial Highlights
	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14
Per-Share Data
Net asset value at beginning of period	$53.27	$55.39	$54.84	$53.15	$54.11	$52.92
Income (loss) from investment operations:
Net investment income (loss)	0.73 [1]	1.51 [1]	1.17 [1]	0.99 [1]	0.17 [1]	0.64
Net realized and unrealized gains (losses)	2.52	(2.23)	0.43	1.46	(0.98)	1.26
Total from investment operations	3.25	(0.72)	1.60	2.45	(0.81)	1.90
Less distributions:
Distributions from net investment income	(0.22)	(1.40)	(1.05)	(0.76)	(0.15)	(0.71)
Net asset value at end of period	$56.30	$53.27	$55.39	$54.84	$53.15	$54.11
Total return	6.10% [2]	(1.31%)	2.95%	4.60%	(1.50%)	3.56%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.05%	0.05% [4]	0.07%	0.07%	0.07%
Net investment income (loss)	2.69% [3]	2.80%	2.13%	1.78%	0.31%	1.10%
Portfolio turnover rate[5]	12% [2]	17%	19%	16%	19%	20%
Net assets, end of period (x 1,000)	$6,480,456	$5,779,263	$2,880,386	$1,614,977	$815,816	$549,259

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/17 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Portfolio Holdings as of June 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.7% of net assets
U.S. Treasury Inflation Protected Securities
1.25%, 07/15/20	169,653,995	170,794,524
1.13%, 01/15/21	194,058,941	195,612,453
0.13%, 04/15/21	246,317,838	244,079,449
0.63%, 07/15/21	205,992,303	207,368,768
0.13%, 01/15/22	227,365,467	226,003,850
0.13%, 04/15/22	240,008,226	238,170,814
0.13%, 07/15/22	234,498,166	233,849,957
0.13%, 01/15/23	235,594,527	234,314,912
0.63%, 04/15/23	235,028,105	237,840,171
0.38%, 07/15/23	233,695,274	235,674,780
0.63%, 01/15/24	233,034,179	237,177,967
0.50%, 04/15/24	168,326,658	170,482,212
0.13%, 07/15/24	229,106,932	228,796,139
0.25%, 01/15/25	229,646,232	230,002,094
2.38%, 01/15/25	150,806,193	168,587,284
0.38%, 07/15/25	229,388,928	231,982,566
0.63%, 01/15/26	206,577,072	211,622,624
2.00%, 01/15/26	109,851,817	122,296,751
0.13%, 07/15/26	193,736,208	192,505,945
0.38%, 01/15/27	192,240,526	193,593,583
2.38%, 01/15/27	88,378,454	102,120,157
0.38%, 07/15/27	189,967,326	191,782,482
0.50%, 01/15/28	188,393,272	191,551,084
1.75%, 01/15/28	88,480,456	99,259,893
3.63%, 04/15/28	74,503,870	95,703,528
0.75%, 07/15/28	185,003,600	192,842,138
0.88%, 01/15/29	183,914,881	193,677,832
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 01/15/29	85,371,632	102,748,899
3.88%, 04/15/29	90,656,691	121,451,539
3.38%, 04/15/32	34,437,619	47,234,695
2.13%, 02/15/40	46,628,981	59,740,170
2.13%, 02/15/41	59,340,586	76,528,334
0.75%, 02/15/42	104,255,823	104,759,937
0.63%, 02/15/43	77,059,852	74,790,078
1.38%, 02/15/44	116,295,161	132,115,587
0.75%, 02/15/45	129,596,913	128,352,241
1.00%, 02/15/46	95,194,218	99,872,455
0.88%, 02/15/47	93,375,675	95,242,828
1.00%, 02/15/48	91,471,597	96,321,515
1.00%, 02/15/49	42,182,444	44,654,167
Total Treasuries
(Cost $6,338,845,183)		6,461,506,402
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31% (a)	253,737	253,737
Total Other Investment Company
(Cost $253,737)		253,737
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$6,461,506,402	$—	$6,461,506,402
Other Investment Company[1]	253,737	—	—	253,737
Total	$253,737	$6,461,506,402	$—	$6,461,760,139
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Assets and Liabilities

As of June 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $6,339,098,920)		$6,461,760,139
Receivables:
Investments sold		78,744,393
Interest		18,989,386
Fund shares sold		5,630,284
Dividends	+	4,233
Total assets		6,565,128,435
Liabilities
Payables:
Investments bought		84,406,578
Management fees	+	265,699
Total liabilities		84,672,277
Net Assets
Total assets		6,565,128,435
Total liabilities	–	84,672,277
Net assets		$6,480,456,158
Net Assets by Source
Capital received from investors		6,338,711,148
Total distributable earnings		141,745,010

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,480,456,158		115,100,000		$56.30

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Operations

For the period January 1, 2019 through June 30, 2019; unaudited
Investment Income
Dividends		$30,790
Interest	+	82,382,601
Total investment income		82,413,391
Expenses
Management fees		1,504,138
Total expenses	–	1,504,138
Net investment income		80,909,253
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(5,228,143)
Net realized gains on in-kind redemptions	+	7,456,916
Net realized gains		2,228,773
Net change in unrealized appreciation (depreciation) on investments	+	280,919,249
Net realized and unrealized gains		283,148,022
Increase in net assets resulting from operations		$364,057,275

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/19-6/30/19		1/1/18-12/31/18
Net investment income		$80,909,253	$129,670,175
Net realized gains (losses)		2,228,773	(19,770,508)
Net change in unrealized appreciation (depreciation)	+	280,919,249	(167,659,366)
Increase (decrease) in net assets resulting from operations		364,057,275	(57,759,699)
Distributions to Shareholders
Total distributions		($24,714,900)	($130,028,200)

Transactions in Fund Shares
		1/1/19-6/30/19		1/1/18-12/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,000,000	$767,053,234	68,000,000	$3,701,238,840
Shares redeemed	+	(7,400,000)	(405,202,311)	(11,500,000)	(614,573,583)
Net transactions in fund shares		6,600,000	$361,850,923	56,500,000	$3,086,665,257
Shares Outstanding and Net Assets
		1/1/19-6/30/19		1/1/18-12/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		108,500,000	$5,779,262,860	52,000,000	$2,880,385,502
Total increase	+	6,600,000	701,193,298	56,500,000	2,898,877,358
End of period		115,100,000	$6,480,456,158	108,500,000	$5,779,262,860

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14
Per-Share Data
Net asset value at beginning of period	$49.88	$50.03	$50.41	$50.43	$50.55	$50.51
Income (loss) from investment operations:
Net investment income (loss)	0.59 [1]	0.94 [1]	0.57 [1]	0.42 [1]	0.35 [1]	0.24
Net realized and unrealized gains (losses)	0.62	(0.20) [2]	(0.39)	(0.03)	(0.13)	0.04
Total from investment operations	1.21	0.74	0.18	0.39	0.22	0.28
Less distributions:
Distributions from net investment income	(0.50)	(0.89)	(0.56)	(0.41)	(0.34)	(0.24)
Net asset value at end of period	$50.59	$49.88	$50.03	$50.41	$50.43	$50.55
Total return	2.44% [3]	1.50%	0.35%	0.78%	0.44%	0.55%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [4]	0.06%	0.06%	0.08% [5]	0.08%	0.08%
Net investment income (loss)	2.40% [4]	1.89%	1.13%	0.83%	0.69%	0.49%
Portfolio turnover rate[6]	37% [3]	65%	65%	66%	89%	109%
Net assets, end of period (x 1,000)	$5,600,054	$4,254,630	$2,181,398	$1,414,092	$1,071,573	$702,651

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
5
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.4% of net assets
Bonds
8.75%, 08/15/20	8,073,000	8,682,259
7.88%, 02/15/21	5,823,000	6,385,056
8.13%, 05/15/21	1,700,000	1,896,795
8.13%, 08/15/21	2,000,000	2,263,125
8.00%, 11/15/21	17,584,000	20,114,447
Notes
1.50%, 07/15/20	44,956,000	44,753,171
1.63%, 07/31/20	49,818,000	49,658,427
2.00%, 07/31/20	56,576,000	56,620,200
2.63%, 07/31/20	55,834,000	56,249,484
1.50%, 08/15/20	39,758,000	39,579,400
2.63%, 08/15/20	40,245,000	40,564,130
1.38%, 08/31/20	40,217,000	39,973,499
2.13%, 08/31/20	65,576,000	65,737,379
2.63%, 08/31/20	94,864,000	95,653,142
1.38%, 09/15/20	28,276,000	28,108,111
1.38%, 09/30/20	44,589,000	44,308,577
2.00%, 09/30/20	41,451,000	41,514,958
2.75%, 09/30/20	21,588,000	21,816,951
1.63%, 10/15/20	43,684,000	43,549,194
1.38%, 10/31/20	32,032,000	31,828,672
1.75%, 10/31/20	31,660,000	31,609,913
2.88%, 10/31/20	247,607,000	250,861,678
1.75%, 11/15/20	32,035,000	31,991,828
2.63%, 11/15/20	96,579,000	97,584,403
1.63%, 11/30/20	119,229,000	118,868,053
2.00%, 11/30/20	44,792,000	44,890,857
2.75%, 11/30/20	69,200,000	70,075,812
1.88%, 12/15/20	10,052,000	10,058,086
1.75%, 12/31/20	17,277,000	17,256,753
2.38%, 12/31/20	50,014,000	50,419,387
2.50%, 12/31/20	91,643,000	92,543,321
2.00%, 01/15/21	48,064,000	48,191,670
1.38%, 01/31/21	53,911,000	53,540,362
2.13%, 01/31/21	60,477,000	60,764,029
2.50%, 01/31/21	43,703,000	44,164,784
2.25%, 02/15/21	51,010,000	51,364,679
3.63%, 02/15/21	83,790,000	86,213,691
1.13%, 02/28/21	76,395,000	75,546,001
2.00%, 02/28/21	71,830,000	72,057,274
2.50%, 02/28/21	89,327,000	90,340,652
2.38%, 03/15/21	59,505,000	60,087,266
1.25%, 03/31/21	37,194,000	36,851,844
2.25%, 03/31/21	81,179,000	81,819,553
2.38%, 04/15/21	79,160,000	79,976,337
1.38%, 04/30/21	77,432,000	76,873,945
2.25%, 04/30/21	55,149,000	55,617,551
2.63%, 05/15/21	79,964,000	81,210,314
3.13%, 05/15/21	56,166,000	57,558,083
1.38%, 05/31/21	79,741,000	79,158,517
2.00%, 05/31/21	52,000,000	52,229,531
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 05/31/21	15,075,000	15,178,935
2.63%, 06/15/21	69,677,000	70,851,439
1.13%, 06/30/21	73,535,000	72,644,537
2.13%, 06/30/21	2,000,000	2,014,687
2.63%, 07/15/21	69,389,000	70,600,597
1.13%, 07/31/21	145,080,000	143,235,331
2.25%, 07/31/21	398,000	402,011
2.75%, 08/15/21	207,438,000	211,760,975
2.00%, 08/31/21	11,597,000	11,659,515
2.75%, 09/15/21	88,350,000	90,324,070
1.13%, 09/30/21	86,037,000	84,904,441
2.88%, 10/15/21	111,476,000	114,328,218
1.25%, 10/31/21	144,694,000	143,105,758
2.00%, 10/31/21	97,297,000	97,899,406
2.88%, 11/15/21	76,182,000	78,201,121
1.75%, 11/30/21	194,898,000	194,993,165
2.63%, 12/15/21	108,037,000	110,421,410
2.00%, 12/31/21	98,050,000	98,726,009
2.50%, 01/15/22	103,358,000	105,326,243
1.50%, 01/31/22	37,406,000	37,201,436
1.88%, 01/31/22	95,229,000	95,578,669
2.00%, 02/15/22	54,410,000	54,804,260
2.50%, 02/15/22	41,945,000	42,774,889
1.75%, 02/28/22	41,062,000	41,093,278
1.88%, 02/28/22	46,110,000	46,288,316
2.38%, 03/15/22	70,858,000	72,127,078
1.75%, 03/31/22	54,777,000	54,818,725
1.88%, 03/31/22	35,087,000	35,247,358
2.25%, 04/15/22	48,395,000	49,082,171
1.75%, 04/30/22	51,742,000	51,793,540
1.88%, 04/30/22	64,607,000	64,878,299
1.75%, 05/15/22	47,008,000	47,049,316
2.13%, 05/15/22	73,391,000	74,223,816
1.75%, 05/31/22	65,385,000	65,439,913
1.88%, 05/31/22	45,101,000	45,311,530
1.75%, 06/15/22	56,000,000	56,084,219
1.75%, 06/30/22	63,000,000	63,087,363
2.13%, 06/30/22	55,000,000	55,657,422
Total Treasuries
(Cost $5,500,553,169)		5,568,102,617
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31% (a)	4,884,713	4,884,713
Total Other Investment Company
(Cost $4,884,713)		4,884,713
(a)	The rate shown is the 7-day yield.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$5,568,102,617	$—	$5,568,102,617
Other Investment Company[1]	4,884,713	—	—	4,884,713
Total	$4,884,713	$5,568,102,617	$—	$5,572,987,330
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Short-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $5,505,437,882)		$5,572,987,330
Receivables:
Investments sold		222,633,913
Interest		31,835,529
Fund shares sold		7,588,155
Dividends	+	7,880
Total assets		5,835,052,807
Liabilities
Payables:
Investments bought		234,722,806
Management fees	+	276,383
Total liabilities		234,999,189
Net Assets
Total assets		5,835,052,807
Total liabilities	–	234,999,189
Net assets		$5,600,053,618
Net Assets by Source
Capital received from investors		5,543,610,080
Total distributable earnings		56,443,538

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,600,053,618		110,700,000		$50.59

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Schwab Short-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2019 through June 30, 2019; unaudited
Investment Income
Dividends		$43,681
Interest	+	63,881,679
Total investment income		63,925,360
Expenses
Management fees		1,561,260
Total expenses	–	1,561,260
Net investment income		62,364,100
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(3,754,649)
Net realized gains on in-kind redemptions	+	4,459,121
Net realized gains		704,472
Net change in unrealized appreciation (depreciation) on investments	+	66,261,082
Net realized and unrealized gains		66,965,554
Increase in net assets resulting from operations		$129,329,654

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Schwab Short-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/19-6/30/19		1/1/18-12/31/18
Net investment income		$62,364,100	$51,698,208
Net realized gains (losses)		704,472	(16,347,813)
Net change in unrealized appreciation (depreciation)	+	66,261,082	19,233,560
Increase in net assets resulting from operations		129,329,654	54,583,955
Distributions to Shareholders
Total distributions		($52,820,365)	($51,440,855)

Transactions in Fund Shares
		1/1/19-6/30/19		1/1/18-12/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		41,450,000	$2,073,291,494	52,000,000	$2,581,262,926
Shares redeemed	+	(16,050,000)	(804,377,031)	(10,300,000)	(511,174,627)
Net transactions in fund shares		25,400,000	$1,268,914,463	41,700,000	$2,070,088,299
Shares Outstanding and Net Assets
		1/1/19-6/30/19		1/1/18-12/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		85,300,000	$4,254,629,866	43,600,000	$2,181,398,467
Total increase	+	25,400,000	1,345,423,752	41,700,000	2,073,231,399
End of period		110,700,000	$5,600,053,618	85,300,000	$4,254,629,866

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Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14
Per-Share Data
Net asset value at beginning of period	$52.89	$53.35	$53.41	$53.55	$53.52	$52.08
Income (loss) from investment operations:
Net investment income (loss)	0.66 [1]	1.21 [1]	0.89 [1]	0.79 [1]	0.85 [1]	0.77
Net realized and unrealized gains (losses)	2.01	(0.55) [2]	(0.07)	(0.15)	0.02 [3]	1.44
Total from investment operations	2.67	0.66	0.82	0.64	0.87	2.21
Less distributions:
Distributions from net investment income	(0.55)	(1.12)	(0.88)	(0.78)	(0.84)	(0.77)
Net asset value at end of period	$55.01	$52.89	$53.35	$53.41	$53.55	$53.52
Total return	5.09% [4]	1.28%	1.54%	1.16%	1.62%	4.27%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [5]	0.06%	0.06%	0.09% [6]	0.10% [7]	0.10%
Net investment income (loss)	2.47% [5]	2.34%	1.66%	1.44%	1.59%	1.43%
Portfolio turnover rate[8]	26% [4]	41%	30%	30%	32%	49%
Net assets, end of period (x 1,000)	$4,362,374	$3,480,449	$1,165,708	$790,506	$441,747	$254,226

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
3
The per share amount does not accord with the change in aggregate gains and losses in securities on the Statement of Operations during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
7
Effective February 24, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/15 is a blended ratio.
8
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

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Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.4% of net assets
Bonds
7.25%, 08/15/22	5,000	5,835
7.63%, 11/15/22	1,447,000	1,725,632
7.13%, 02/15/23	7,045,000	8,373,093
6.25%, 08/15/23	6,935,000	8,174,360
7.50%, 11/15/24	6,322,000	8,160,813
7.63%, 02/15/25	3,450,000	4,516,603
6.88%, 08/15/25	3,635,000	4,691,351
6.00%, 02/15/26	6,595,000	8,293,599
6.75%, 08/15/26	3,970,000	5,257,536
6.50%, 11/15/26	5,454,000	7,179,680
6.63%, 02/15/27	3,927,000	5,238,940
6.38%, 08/15/27	2,787,000	3,717,706
6.13%, 11/15/27	8,180,000	10,821,086
5.50%, 08/15/28	5,969,000	7,725,308
5.25%, 11/15/28	5,935,000	7,591,816
5.25%, 02/15/29	1,726,000	2,217,505
Notes
1.88%, 07/31/22	35,145,000	35,307,683
2.00%, 07/31/22	30,215,000	30,469,939
1.63%, 08/15/22	22,120,000	22,055,627
1.63%, 08/31/22	42,110,000	41,980,873
1.88%, 08/31/22	35,105,000	35,267,498
1.75%, 09/30/22	30,499,000	30,524,614
1.88%, 09/30/22	36,339,000	36,523,534
1.88%, 10/31/22	31,825,000	31,984,125
2.00%, 10/31/22	49,277,000	49,714,911
1.63%, 11/15/22	28,958,000	28,865,810
2.00%, 11/30/22	93,602,000	94,459,409
2.13%, 12/31/22	51,537,000	52,246,640
1.75%, 01/31/23	27,722,000	27,745,282
2.38%, 01/31/23	34,834,000	35,617,085
2.00%, 02/15/23	44,244,000	44,670,886
1.50%, 02/28/23	38,700,000	38,396,145
2.63%, 02/28/23	32,887,000	33,930,777
1.50%, 03/31/23	21,183,000	21,010,061
2.50%, 03/31/23	29,147,000	29,963,913
1.63%, 04/30/23	44,648,000	44,478,826
2.75%, 04/30/23	33,057,000	34,301,157
1.75%, 05/15/23	36,344,000	36,371,684
1.63%, 05/31/23	34,833,000	34,701,016
2.75%, 05/31/23	30,338,000	31,501,747
1.38%, 06/30/23	25,396,000	25,047,797
2.63%, 06/30/23	18,586,000	19,226,709
1.25%, 07/31/23	40,584,000	39,809,575
2.75%, 07/31/23	63,650,000	66,179,839
2.50%, 08/15/23	39,349,000	40,547,146
1.38%, 08/31/23	21,498,000	21,186,456
2.75%, 08/31/23	39,575,000	41,177,324
1.38%, 09/30/23	19,025,000	18,740,376
2.88%, 09/30/23	35,226,000	36,855,890
2.88%, 10/31/23	54,353,000	56,909,290
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 11/15/23	54,599,000	56,906,661
2.13%, 11/30/23	26,698,000	27,128,192
2.88%, 11/30/23	65,536,000	68,682,240
2.25%, 12/31/23	16,559,000	16,918,641
2.63%, 12/31/23	48,231,000	50,052,851
2.25%, 01/31/24	26,984,000	27,573,221
2.50%, 01/31/24	22,456,000	23,195,469
2.75%, 02/15/24	61,695,000	64,435,125
2.13%, 02/29/24	27,708,000	28,168,537
2.38%, 02/29/24	43,102,000	44,320,978
2.13%, 03/31/24	57,624,000	58,594,154
2.00%, 04/30/24	30,609,000	30,946,775
2.25%, 04/30/24	53,379,000	54,595,666
2.50%, 05/15/24	74,303,000	76,868,775
2.00%, 05/31/24	67,549,000	68,349,825
1.75%, 06/30/24	40,500,000	40,486,553
2.00%, 06/30/24	34,322,000	34,698,737
2.13%, 07/31/24	39,395,000	40,072,871
2.38%, 08/15/24	69,355,000	71,400,431
1.88%, 08/31/24	28,088,000	28,232,829
2.13%, 09/30/24	31,171,000	31,704,316
2.25%, 10/31/24	22,213,000	22,734,485
2.25%, 11/15/24	75,335,000	77,105,078
2.13%, 11/30/24	26,820,000	27,285,159
2.25%, 12/31/24	23,365,000	23,919,919
2.50%, 01/31/25	28,797,000	29,867,888
2.00%, 02/15/25	60,221,000	60,847,910
2.75%, 02/28/25	32,994,000	34,668,832
2.63%, 03/31/25	38,253,000	39,948,983
2.88%, 04/30/25	37,736,000	39,944,145
2.13%, 05/15/25	68,062,000	69,225,169
2.88%, 05/31/25	30,812,000	32,630,630
2.75%, 06/30/25	35,028,000	36,869,022
2.88%, 07/31/25	41,376,000	43,861,792
2.00%, 08/15/25	75,945,000	76,686,650
2.75%, 08/31/25	25,710,000	27,081,870
3.00%, 09/30/25	31,584,000	33,747,380
3.00%, 10/31/25	34,900,000	37,310,963
2.25%, 11/15/25	65,153,000	66,736,015
2.88%, 11/30/25	27,615,000	29,332,847
2.63%, 12/31/25	33,904,000	35,512,454
2.63%, 01/31/26	41,236,000	43,201,958
1.63%, 02/15/26	58,574,000	57,728,567
2.50%, 02/28/26	25,635,000	26,666,909
2.25%, 03/31/26	30,847,000	31,612,753
2.38%, 04/30/26	5,711,000	5,898,281
1.63%, 05/15/26	65,717,000	64,690,172
2.13%, 05/31/26	40,319,000	40,997,021
1.88%, 06/30/26	25,000,000	25,012,207
1.50%, 08/15/26	63,854,000	62,232,735
2.00%, 11/15/26	63,981,000	64,479,602
2.25%, 02/15/27	87,396,000	89,577,486
2.38%, 05/15/27	84,998,000	87,889,924
2.25%, 08/15/27	58,668,000	60,101,470
2.25%, 11/15/27	44,702,000	45,771,530

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Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 02/15/28	76,531,000	81,385,935
2.88%, 05/15/28	97,291,000	104,485,213
2.88%, 08/15/28	86,151,000	92,592,133
3.13%, 11/15/28	85,420,000	93,705,073
2.63%, 02/15/29	51,212,000	54,011,656
2.38%, 05/15/29	52,962,000	54,737,054
Total Treasuries
(Cost $4,180,375,362)		4,336,888,224
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31% (a)	781,826	781,826
Total Other Investment Company
(Cost $781,826)		781,826
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$4,336,888,224	$—	$4,336,888,224
Other Investment Company[1]	781,826	—	—	781,826
Total	$781,826	$4,336,888,224	$—	$4,337,670,050
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Intermediate-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $4,181,157,188)		$4,337,670,050
Receivables:
Investments sold		400,435,691
Fund shares sold		49,510,180
Interest		26,601,679
Dividends	+	3,840
Total assets		4,814,221,440
Liabilities
Payables:
Investments bought		212,336,838
Management fees		211,272
Fund shares redeemed	+	239,299,203
Total liabilities		451,847,313
Net Assets
Total assets		4,814,221,440
Total liabilities	–	451,847,313
Net assets		$4,362,374,127
Net Assets by Source
Capital received from investors		4,214,924,886
Total distributable earnings		147,449,241

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,362,374,127		79,300,000		$55.01

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Schwab Intermediate-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2019 through June 30, 2019; unaudited
Investment Income
Dividends		$34,805
Interest	+	49,284,523
Total investment income		49,319,328
Expenses
Management fees		1,167,523
Total expenses	–	1,167,523
Net investment income		48,151,805
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(347,928)
Net realized gains on in-kind redemptions	+	6,731,744
Net realized gains		6,383,816
Net change in unrealized appreciation (depreciation) on investments	+	145,155,701
Net realized and unrealized gains		151,539,517
Increase in net assets resulting from operations		$199,691,322

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Schwab Intermediate-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/19-6/30/19		1/1/18-12/31/18
Net investment income		$48,151,805	$52,336,541
Net realized gains (losses)		6,383,816	(18,310,161)
Net change in unrealized appreciation (depreciation)	+	145,155,701	32,708,262
Increase in net assets resulting from operations		199,691,322	66,734,642
Distributions to Shareholders
Total distributions		($40,655,165)	($52,237,145)

Transactions in Fund Shares
		1/1/19-6/30/19		1/1/18-12/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,350,000	$1,255,055,868	49,550,000	$2,591,430,842
Shares redeemed	+	(9,850,000)	(532,167,075)	(5,600,000)	(291,186,748)
Net transactions in fund shares		13,500,000	$722,888,793	43,950,000	$2,300,244,094
Shares Outstanding and Net Assets
		1/1/19-6/30/19		1/1/18-12/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		65,800,000	$3,480,449,177	21,850,000	$1,165,707,586
Total increase	+	13,500,000	881,924,950	43,950,000	2,314,741,591
End of period		79,300,000	$4,362,374,127	65,800,000	$3,480,449,177

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Schwab U.S. Aggregate Bond ETF
Financial Statements
Financial Highlights
	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14
Per-Share Data
Net asset value at beginning of period	$50.59	$52.07	$51.55	$51.41	$52.20	$50.28
Income (loss) from investment operations:
Net investment income (loss)	0.73 [1]	1.35 [1]	1.18 [1]	1.06 [1]	1.00 [1]	1.00
Net realized and unrealized gains (losses)	2.33	(1.42)	0.59	0.23 [2]	(0.71)	1.98
Total from investment operations	3.06	(0.07)	1.77	1.29	0.29	2.98
Less distributions:
Distributions from net investment income	(0.64)	(1.41)	(1.25)	(1.15)	(1.08)	(1.06)
Net asset value at end of period	$53.01	$50.59	$52.07	$51.55	$51.41	$52.20
Total return	6.09% [3]	(0.09%)	3.46%	2.49%	0.56%	5.97%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.04%	0.04%	0.05% [5]	0.05%	0.05%
Net investment income (loss)	2.85% [4]	2.67%	2.26%	2.01%	1.92%	1.96%
Portfolio turnover rate[6],[7]	32% [3]	71%	101%	119%	104% [8]	74%
Net assets, end of period (x 1,000)	$6,456,145	$5,544,583	$4,925,693	$3,309,447	$2,102,482	$1,226,778

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities on the Statement of Operations during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
5
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
7
Includes to-be-announced (TBA) transactions. (See financial note 2)
8
Revised methodology adopted as of December 31, 2015. For comparison purposes, portfolio turnover rate would have been 146% using previous methodology.

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Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 24.7% of net assets

Financial Institutions 7.8%
Banking 5.6%
American Express Co.
3.00%, 02/22/21 (a)	250,000	252,816
3.38%, 05/17/21 (a)	350,000	356,721
3.70%, 11/05/21 (a)	250,000	257,801
2.75%, 05/20/22 (a)	450,000	455,666
2.50%, 08/01/22 (a)	250,000	251,681
2.65%, 12/02/22	500,000	505,835
3.40%, 02/27/23 (a)	500,000	517,959
3.70%, 08/03/23 (a)	350,000	367,645
3.40%, 02/22/24 (a)	400,000	417,591
3.00%, 10/30/24 (a)	750,000	769,350
4.20%, 11/06/25 (a)	250,000	273,257
4.05%, 12/03/42	500,000	548,170
American Express Credit Corp.
2.60%, 09/14/20 (a)	500,000	501,972
2.25%, 05/05/21 (a)	1,000,000	1,000,613
2.70%, 03/03/22 (a)	250,000	252,765
3.30%, 05/03/27 (a)	750,000	787,716
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	1,000,000	1,000,587
2.63%, 05/19/22	1,000,000	1,009,815
2.63%, 11/09/22	750,000	757,518
Banco Bilbao Vizcaya Argentaria S.A.
3.00%, 10/20/20	250,000	251,741
Banco Santander S.A.
3.50%, 04/11/22	200,000	205,248
3.85%, 04/12/23	600,000	623,286
2.71%, 06/27/24	200,000	200,380
5.18%, 11/19/25	400,000	435,391
3.80%, 02/23/28	600,000	613,495
4.38%, 04/12/28	200,000	213,029
3.31%, 06/27/29	400,000	403,323
Bank of America Corp.
5.63%, 07/01/20	1,000,000	1,032,586
5.88%, 01/05/21	800,000	841,593
2.63%, 04/19/21	1,250,000	1,258,209
5.00%, 05/13/21	2,250,000	2,357,884
2.33%, 10/01/21 (a)(b)	2,000,000	1,997,959
3.50%, 05/17/22 (a)(b)	250,000	254,883
2.50%, 10/21/22 (a)	1,750,000	1,755,095
3.30%, 01/11/23	2,900,000	2,991,288
3.12%, 01/20/23 (a)(b)	2,750,000	2,792,185
4.10%, 07/24/23	500,000	533,941
3.00%, 12/20/23 (a)(b)	500,000	509,457
4.13%, 01/22/24	750,000	802,682
3.86%, 07/23/24 (a)(b)	500,000	525,462
4.20%, 08/26/24	500,000	531,858
4.00%, 01/22/25	500,000	526,270
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.95%, 04/21/25	500,000	524,653
3.88%, 08/01/25	2,500,000	2,677,860
4.25%, 10/22/26	300,000	320,787
3.25%, 10/21/27 (a)	1,000,000	1,025,423
3.71%, 04/24/28 (a)(b)	500,000	525,779
3.59%, 07/21/28 (a)(b)	1,000,000	1,043,488
3.42%, 12/20/28 (a)(b)	750,000	772,398
3.97%, 03/05/29 (a)(b)	1,000,000	1,069,676
3.97%, 02/07/30 (a)(b)	500,000	536,381
6.11%, 01/29/37	400,000	510,823
4.24%, 04/24/38 (a)(b)	2,000,000	2,181,006
7.75%, 05/14/38	900,000	1,329,811
4.08%, 04/23/40 (a)(b)	350,000	373,907
5.88%, 02/07/42	1,000,000	1,330,774
5.00%, 01/21/44	750,000	915,425
4.75%, 04/21/45	500,000	574,489
4.44%, 01/20/48 (a)(b)	750,000	853,011
4.33%, 03/15/50 (a)(b)	750,000	837,370
Bank of Montreal
3.10%, 07/13/20	500,000	505,164
3.10%, 04/13/21	500,000	507,877
1.90%, 08/27/21	250,000	248,503
2.90%, 03/26/22	350,000	355,493
2.35%, 09/11/22	1,000,000	1,000,081
2.55%, 11/06/22 (a)	500,000	504,585
3.30%, 02/05/24	500,000	518,971
3.80%, 12/15/32 (a)(b)	250,000	253,753
Bank of New York Mellon Corp.
2.60%, 08/17/20 (a)	2,100,000	2,111,285
4.15%, 02/01/21	500,000	515,284
2.60%, 02/07/22 (a)	1,000,000	1,010,468
2.20%, 08/16/23 (a)	500,000	497,755
3.95%, 11/18/25 (a)	1,000,000	1,084,858
3.25%, 05/16/27 (a)	300,000	311,246
3.44%, 02/07/28 (a)(b)	500,000	521,048
3.00%, 10/30/28 (a)	500,000	502,815
Bank of Nova Scotia
2.15%, 07/14/20	1,000,000	999,945
2.50%, 01/08/21	500,000	502,424
2.45%, 03/22/21	500,000	502,149
3.13%, 04/20/21	250,000	253,953
2.70%, 03/07/22	500,000	506,911
2.45%, 09/19/22	250,000	252,395
4.50%, 12/16/25	300,000	323,211
4.65%, Perpetual (a)(b)(c)	350,000	334,987
Barclays Bank PLC
5.14%, 10/14/20	1,000,000	1,028,602
2.65%, 01/11/21 (a)	250,000	250,779
Barclays PLC
3.25%, 01/12/21	1,500,000	1,512,290
4.61%, 02/15/23 (a)(b)	250,000	258,800
4.34%, 05/16/24 (a)(b)	700,000	723,439
3.65%, 03/16/25	1,000,000	1,007,207
3.93%, 05/07/25 (a)(b)	500,000	509,238

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.38%, 01/12/26	500,000	518,538
4.97%, 05/16/29 (a)(b)	500,000	533,713
5.25%, 08/17/45	1,000,000	1,088,133
BB&T Corp.
2.05%, 05/10/21 (a)	300,000	298,507
3.20%, 09/03/21 (a)	750,000	763,665
3.95%, 03/22/22 (a)	100,000	104,032
3.75%, 12/06/23 (a)	1,000,000	1,056,115
3.70%, 06/05/25 (a)	230,000	245,595
BNP Paribas S.A.
5.00%, 01/15/21	400,000	416,342
3.25%, 03/03/23	350,000	362,244
4.25%, 10/15/24	300,000	315,598
BPCE S.A.
2.65%, 02/03/21	500,000	502,911
4.00%, 04/15/24	1,000,000	1,065,152
Branch Banking & Trust Co.
3.63%, 09/16/25 (a)	1,000,000	1,052,738
3.80%, 10/30/26 (a)	500,000	529,791
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	250,000	252,823
3.50%, 09/13/23	500,000	523,607
3.10%, 04/02/24	250,000	255,785
Capital One Financial Corp.
4.75%, 07/15/21	1,050,000	1,097,964
3.05%, 03/09/22 (a)	500,000	507,971
3.50%, 06/15/23	2,000,000	2,077,930
3.20%, 02/05/25 (a)	500,000	509,929
4.20%, 10/29/25 (a)	750,000	788,305
3.75%, 07/28/26 (a)	300,000	305,558
3.80%, 01/31/28 (a)	400,000	413,775
Capital One NA
2.25%, 09/13/21 (a)	1,250,000	1,246,214
Citibank NA
3.40%, 07/23/21 (a)	250,000	255,401
2.84%, 05/20/22 (a)(b)	500,000	503,944
3.65%, 01/23/24 (a)	250,000	263,397
Citigroup, Inc.
2.65%, 10/26/20	2,000,000	2,007,466
2.70%, 03/30/21	250,000	251,369
2.90%, 12/08/21 (a)	1,000,000	1,010,748
4.50%, 01/14/22	1,850,000	1,945,421
2.75%, 04/25/22 (a)	2,000,000	2,019,075
3.14%, 01/24/23 (a)(b)	1,600,000	1,628,168
2.88%, 07/24/23 (a)(b)	1,500,000	1,520,165
4.04%, 06/01/24 (a)(b)	350,000	370,183
3.88%, 03/26/25	250,000	261,077
3.35%, 04/24/25 (a)(b)	250,000	258,428
3.30%, 04/27/25	765,000	792,134
4.40%, 06/10/25	750,000	801,084
5.50%, 09/13/25	1,000,000	1,133,565
3.70%, 01/12/26	750,000	790,166
3.20%, 10/21/26 (a)	1,000,000	1,020,741
4.30%, 11/20/26	1,000,000	1,062,892
4.45%, 09/29/27	1,000,000	1,078,338
3.89%, 01/10/28 (a)(b)	400,000	423,518
3.67%, 07/24/28 (a)(b)	2,750,000	2,872,235
4.13%, 07/25/28	350,000	371,017
3.52%, 10/27/28 (a)(b)	500,000	516,109
3.98%, 03/20/30 (a)(b)	350,000	374,130
5.88%, 02/22/33	150,000	180,702
3.88%, 01/24/39 (a)(b)	1,500,000	1,559,659
6.68%, 09/13/43	200,000	277,850
5.30%, 05/06/44	500,000	595,751
4.65%, 07/30/45	700,000	807,442
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.75%, 05/18/46	500,000	566,384
4.65%, 07/23/48 (a)	800,000	932,144
Citizens Bank NA
2.55%, 05/13/21 (a)	250,000	250,820
3.25%, 02/14/22 (a)	250,000	254,944
3.70%, 03/29/23 (a)	250,000	260,974
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	250,000	264,723
Comerica, Inc.
4.00%, 02/01/29 (a)	750,000	806,404
Cooperatieve Rabobank UA
4.50%, 01/11/21	350,000	361,663
2.50%, 01/19/21	750,000	752,849
3.13%, 04/26/21	250,000	254,073
2.75%, 01/10/22	250,000	252,787
3.88%, 02/08/22	1,500,000	1,561,664
2.75%, 01/10/23	250,000	253,415
4.63%, 12/01/23	450,000	482,376
3.38%, 05/21/25	500,000	525,369
4.38%, 08/04/25	250,000	265,636
5.25%, 05/24/41	750,000	963,377
5.25%, 08/04/45	750,000	907,872
Credit Suisse AG
3.63%, 09/09/24	800,000	843,268
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	750,000	756,051
3.45%, 04/16/21	1,250,000	1,269,981
3.80%, 09/15/22	500,000	518,546
3.75%, 03/26/25	1,500,000	1,567,675
4.55%, 04/17/26	500,000	544,303
4.88%, 05/15/45	500,000	584,399
Credit Suisse USA, Inc.
7.13%, 07/15/32	250,000	356,191
Deutsche Bank AG
3.13%, 01/13/21	2,000,000	1,979,219
3.15%, 01/22/21	500,000	496,397
3.30%, 11/16/22	500,000	491,864
3.95%, 02/27/23	1,500,000	1,506,114
3.70%, 05/30/24	99,000	97,471
Discover Bank
4.68%, 08/09/28 (a)(b)	250,000	259,290
4.65%, 09/13/28 (a)	1,000,000	1,094,582
Discover Financial Services
3.85%, 11/21/22	1,500,000	1,565,275
Fifth Third Bancorp
2.60%, 06/15/22 (a)	450,000	453,262
4.30%, 01/16/24 (a)	250,000	267,150
3.65%, 01/25/24 (a)	500,000	525,753
8.25%, 03/01/38	350,000	518,209
Fifth Third Bank
2.25%, 06/14/21 (a)	750,000	750,059
3.95%, 07/28/25 (a)	250,000	269,834
3.85%, 03/15/26 (a)	500,000	528,239
First Republic Bank
2.50%, 06/06/22 (a)	250,000	250,383
Goldman Sachs Capital I
6.35%, 02/15/34	350,000	440,539
Goldman Sachs Group, Inc.
2.75%, 09/15/20 (a)	3,000,000	3,013,106
2.63%, 04/25/21 (a)	700,000	702,605
5.25%, 07/27/21	1,262,000	1,334,308
2.35%, 11/15/21 (a)	1,500,000	1,499,088
5.75%, 01/24/22	1,100,000	1,189,290
3.00%, 04/26/22 (a)	600,000	605,887

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 10/31/22 (a)(b)	1,000,000	1,008,545
3.63%, 01/22/23	1,000,000	1,038,162
2.91%, 06/05/23 (a)(b)	250,000	252,823
3.63%, 02/20/24 (a)	600,000	626,423
3.85%, 07/08/24 (a)	650,000	682,370
3.50%, 01/23/25 (a)	1,000,000	1,035,261
3.27%, 09/29/25 (a)(b)	650,000	665,686
4.25%, 10/21/25	1,000,000	1,061,258
3.50%, 11/16/26 (a)	300,000	307,647
5.95%, 01/15/27	265,000	310,826
3.85%, 01/26/27 (a)	1,900,000	1,987,426
3.69%, 06/05/28 (a)(b)	1,000,000	1,033,617
3.81%, 04/23/29 (a)(b)	500,000	523,012
4.22%, 05/01/29 (a)(b)	500,000	536,691
6.45%, 05/01/36	500,000	630,905
6.75%, 10/01/37	1,500,000	1,964,408
4.41%, 04/23/39 (a)(b)	1,000,000	1,083,708
6.25%, 02/01/41	1,000,000	1,342,780
4.80%, 07/08/44 (a)	500,000	576,426
5.15%, 05/22/45	600,000	687,716
4.75%, 10/21/45 (a)	500,000	575,975
HSBC Bank USA NA
4.88%, 08/24/20	500,000	513,927
5.88%, 11/01/34	250,000	314,770
7.00%, 01/15/39	250,000	352,800
HSBC Holdings PLC
3.40%, 03/08/21	250,000	253,927
5.10%, 04/05/21	850,000	888,475
2.95%, 05/25/21	1,000,000	1,009,125
3.26%, 03/13/23 (a)(b)	250,000	254,777
4.25%, 03/14/24	1,200,000	1,267,703
3.95%, 05/18/24 (a)(b)	250,000	261,694
3.80%, 03/11/25 (a)(b)	250,000	260,629
4.30%, 03/08/26	1,850,000	1,988,674
3.90%, 05/25/26	2,200,000	2,299,962
4.29%, 09/12/26 (a)(b)	1,000,000	1,064,574
4.38%, 11/23/26	300,000	317,095
4.04%, 03/13/28 (a)(b)	500,000	525,646
4.58%, 06/19/29 (a)(b)	1,500,000	1,641,769
6.50%, 05/02/36	500,000	648,491
6.50%, 09/15/37	650,000	849,115
6.80%, 06/01/38	750,000	1,011,381
5.25%, 03/14/44	595,000	697,164
HSBC USA, Inc.
2.75%, 08/07/20	2,500,000	2,513,135
5.00%, 09/27/20	400,000	411,933
Huntington Bancshares, Inc.
4.00%, 05/15/25 (a)	250,000	266,937
Huntington National Bank
3.25%, 05/14/21 (a)	250,000	254,212
2.50%, 08/07/22 (a)	250,000	251,610
3.55%, 10/06/23 (a)	500,000	523,782
ING Groep N.V.
3.15%, 03/29/22	1,750,000	1,783,747
3.55%, 04/09/24	250,000	258,791
3.95%, 03/29/27	300,000	315,723
4.55%, 10/02/28	250,000	275,367
JPMorgan Chase & Co.
4.25%, 10/15/20	500,000	512,449
2.55%, 10/29/20 (a)	1,750,000	1,754,645
4.63%, 05/10/21	1,500,000	1,561,996
2.30%, 08/15/21 (a)	2,000,000	1,997,743
4.35%, 08/15/21	2,250,000	2,341,136
3.20%, 01/25/23	1,291,000	1,325,675
3.38%, 05/01/23	2,000,000	2,057,730
2.70%, 05/18/23 (a)	250,000	252,736
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 02/01/24	1,200,000	1,275,189
3.56%, 04/23/24 (a)(b)	500,000	518,672
3.63%, 05/13/24	250,000	263,534
3.80%, 07/23/24 (a)(b)	1,500,000	1,574,022
3.88%, 09/10/24	250,000	263,013
4.02%, 12/05/24 (a)(b)	350,000	372,188
3.13%, 01/23/25 (a)	1,000,000	1,029,026
3.22%, 03/01/25 (a)(b)	250,000	257,224
3.30%, 04/01/26 (a)	1,575,000	1,628,988
2.95%, 10/01/26 (a)	500,000	509,410
4.13%, 12/15/26	500,000	535,246
4.25%, 10/01/27	250,000	271,001
3.63%, 12/01/27 (a)	500,000	515,703
3.78%, 02/01/28 (a)(b)	1,750,000	1,856,663
3.54%, 05/01/28 (a)(b)	1,750,000	1,823,068
3.51%, 01/23/29 (a)(b)	600,000	624,288
4.01%, 04/23/29 (a)(b)	500,000	539,785
4.20%, 07/23/29 (a)(b)	650,000	711,252
4.45%, 12/05/29 (a)(b)	750,000	836,930
3.70%, 05/06/30 (a)(b)	700,000	738,673
6.40%, 05/15/38	1,150,000	1,588,718
3.88%, 07/24/38 (a)(b)	750,000	787,401
5.50%, 10/15/40	500,000	636,888
5.40%, 01/06/42 (d)	600,000	764,856
4.85%, 02/01/44	500,000	596,207
4.95%, 06/01/45	400,000	475,629
4.26%, 02/22/48 (a)(b)	500,000	551,827
4.03%, 07/24/48 (a)(b)	500,000	536,960
3.96%, 11/15/48 (a)(b)	1,000,000	1,062,646
3.90%, 01/23/49 (a)(b)	500,000	524,973
KeyBank NA
3.38%, 03/07/23	250,000	259,295
KeyCorp
2.90%, 09/15/20	400,000	402,730
5.10%, 03/24/21	250,000	261,455
4.10%, 04/30/28	1,500,000	1,633,882
Lloyds Bank PLC
6.38%, 01/21/21	500,000	530,131
Lloyds Banking Group PLC
3.10%, 07/06/21	1,250,000	1,265,933
4.05%, 08/16/23	250,000	261,140
4.50%, 11/04/24	1,000,000	1,046,837
4.65%, 03/24/26	1,500,000	1,567,441
3.75%, 01/11/27	400,000	407,634
4.38%, 03/22/28	1,500,000	1,595,057
3.57%, 11/07/28 (a)(b)	250,000	250,472
4.34%, 01/09/48	500,000	488,147
Manufacturers & Traders Trust Co.
2.63%, 01/25/21 (a)	250,000	251,338
2.50%, 05/18/22 (a)	250,000	251,544
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	1,150,000	1,161,462
2.19%, 09/13/21	2,500,000	2,487,943
3.46%, 03/02/23	250,000	257,201
3.41%, 03/07/24	500,000	519,284
3.78%, 03/02/25	250,000	265,017
3.85%, 03/01/26	750,000	796,561
3.29%, 07/25/27	1,100,000	1,137,298
3.96%, 03/02/28	250,000	271,424
3.74%, 03/07/29	1,000,000	1,075,881
4.29%, 07/26/38	150,000	166,862
4.15%, 03/07/39	150,000	164,720
Mizuho Financial Group, Inc.
2.95%, 02/28/22	500,000	505,935
2.60%, 09/11/22	750,000	749,836
3.66%, 02/28/27	600,000	633,304

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.17%, 09/11/27	700,000	717,653
4.25%, 09/11/29 (a)(b)	500,000	549,879
Morgan Stanley
5.75%, 01/25/21	1,000,000	1,050,659
5.50%, 07/28/21	1,500,000	1,594,196
2.63%, 11/17/21	1,250,000	1,258,039
4.88%, 11/01/22	1,000,000	1,070,563
3.13%, 01/23/23	2,000,000	2,046,541
4.10%, 05/22/23	750,000	790,038
3.74%, 04/24/24 (a)(b)	250,000	260,774
3.88%, 04/29/24	1,000,000	1,060,579
3.70%, 10/23/24	250,000	263,935
4.00%, 07/23/25	2,000,000	2,143,943
5.00%, 11/24/25	1,000,000	1,107,931
3.13%, 07/27/26	700,000	713,919
4.35%, 09/08/26	2,000,000	2,146,379
3.63%, 01/20/27	1,000,000	1,050,472
3.59%, 07/22/28 (a)(b)	2,000,000	2,084,174
3.77%, 01/24/29 (a)(b)	850,000	892,488
4.43%, 01/23/30 (a)(b)	850,000	941,061
7.25%, 04/01/32	500,000	704,898
6.38%, 07/24/42	600,000	838,754
4.30%, 01/27/45	850,000	934,975
4.38%, 01/22/47	300,000	334,429
National Australia Bank Ltd.
1.88%, 07/12/21	600,000	595,090
2.50%, 05/22/22	1,000,000	1,006,343
3.00%, 01/20/23	250,000	254,733
2.88%, 04/12/23	500,000	508,669
3.63%, 06/20/23	250,000	261,547
3.38%, 01/14/26	1,000,000	1,037,689
2.50%, 07/12/26	250,000	246,709
Northern Trust Corp.
3.95%, 10/30/25	500,000	540,213
3.65%, 08/03/28 (a)	250,000	270,824
3.15%, 05/03/29 (a)	250,000	259,468
People's United Financial, Inc.
3.65%, 12/06/22 (a)	165,000	169,955
PNC Bank NA
2.60%, 07/21/20 (a)	250,000	250,823
2.45%, 11/05/20 (a)	250,000	250,614
2.50%, 01/22/21 (a)	250,000	250,916
2.15%, 04/29/21 (a)	500,000	499,248
2.55%, 12/09/21 (a)	750,000	756,507
2.63%, 02/17/22 (a)	350,000	353,124
2.95%, 01/30/23 (a)	1,000,000	1,020,678
3.50%, 06/08/23 (a)	250,000	261,550
3.80%, 07/25/23 (a)	1,000,000	1,050,450
3.30%, 10/30/24 (a)	250,000	260,899
3.25%, 06/01/25 (a)	250,000	259,426
3.10%, 10/25/27 (a)	300,000	306,972
4.05%, 07/26/28	1,000,000	1,089,957
PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	250,000	263,455
Regions Bank
6.45%, 06/26/37	250,000	317,267
Regions Financial Corp.
3.20%, 02/08/21 (a)	800,000	808,915
2.75%, 08/14/22 (a)	750,000	755,692
Royal Bank of Canada
2.35%, 10/30/20	250,000	250,564
2.50%, 01/19/21	500,000	502,291
3.20%, 04/30/21	750,000	763,568
2.75%, 02/01/22	1,500,000	1,524,343
3.70%, 10/05/23	250,000	263,271
4.65%, 01/27/26	250,000	273,090
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	1,500,000	1,619,380
3.50%, 05/15/23 (a)(b)	500,000	505,838
5.13%, 05/28/24	1,250,000	1,327,489
4.52%, 06/25/24 (a)(b)	350,000	364,743
4.27%, 03/22/25 (a)(b)	450,000	465,664
4.80%, 04/05/26	800,000	856,434
4.89%, 05/18/29 (a)(b)	1,000,000	1,068,700
5.08%, 01/27/30 (a)(b)	250,000	271,451
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	1,000,000	1,024,631
3.40%, 01/18/23 (a)	100,000	101,543
4.50%, 07/17/25 (a)	500,000	532,615
4.40%, 07/13/27 (a)	500,000	522,203
Santander UK Group Holdings PLC
3.37%, 01/05/24 (a)(b)	2,750,000	2,778,477
Santander UK PLC
3.40%, 06/01/21	600,000	610,166
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250,000	247,118
State Street Corp.
4.38%, 03/07/21	250,000	259,159
3.10%, 05/15/23	250,000	256,860
3.70%, 11/20/23	250,000	264,185
3.78%, 12/03/24 (a)(b)	250,000	263,639
3.55%, 08/18/25	571,000	602,886
2.65%, 05/19/26	250,000	250,631
4.14%, 12/03/29 (a)(b)	500,000	553,869
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	500,000	520,583
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	3,000,000	3,028,347
2.85%, 01/11/22	500,000	505,702
3.10%, 01/17/23	1,000,000	1,018,541
3.94%, 10/16/23	250,000	265,259
2.63%, 07/14/26	1,350,000	1,345,302
3.01%, 10/19/26	1,000,000	1,013,177
3.36%, 07/12/27	350,000	363,592
3.94%, 07/19/28	250,000	272,122
4.31%, 10/16/28	150,000	168,134
SunTrust Bank
2.80%, 05/17/22 (a)	555,000	562,279
2.45%, 08/01/22 (a)	500,000	501,688
3.69%, 08/02/24 (a)(b)	500,000	521,736
SunTrust Banks, Inc.
2.90%, 03/03/21 (a)	200,000	201,863
4.00%, 05/01/25 (a)	1,000,000	1,071,622
Svenska Handelsbanken AB
2.40%, 10/01/20	800,000	801,147
2.45%, 03/30/21	500,000	501,741
3.35%, 05/24/21	500,000	509,474
Synchrony Bank
3.65%, 05/24/21 (a)	300,000	305,072
3.00%, 06/15/22 (a)	750,000	755,861
Synchrony Financial
4.38%, 03/19/24 (a)	100,000	104,784
3.95%, 12/01/27 (a)	1,000,000	999,769
Synovus Financial Corp.
3.13%, 11/01/22 (a)	750,000	754,305
Toronto-Dominion Bank
2.50%, 12/14/20	1,500,000	1,509,112
2.13%, 04/07/21	350,000	349,758
1.80%, 07/13/21	350,000	347,560
3.50%, 07/19/23	2,000,000	2,099,658

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
UBS AG
4.88%, 08/04/20	1,000,000	1,028,102
US Bancorp
4.13%, 05/24/21 (a)	250,000	258,414
3.00%, 03/15/22 (a)	600,000	613,768
2.95%, 07/15/22 (a)	1,500,000	1,532,182
3.70%, 01/30/24 (a)	250,000	265,147
3.38%, 02/05/24 (a)	250,000	261,770
3.60%, 09/11/24 (a)	1,000,000	1,050,832
3.15%, 04/27/27 (a)	500,000	519,916
3.90%, 04/26/28 (a)	1,250,000	1,374,152
US Bank NA
3.00%, 02/04/21 (a)	250,000	253,109
2.80%, 01/27/25 (a)	500,000	510,753
Wachovia Corp.
5.50%, 08/01/35	750,000	901,919
Wells Fargo & Co.
2.60%, 07/22/20	1,250,000	1,254,371
2.55%, 12/07/20	750,000	752,350
3.00%, 01/22/21	250,000	252,359
2.50%, 03/04/21	750,000	751,887
4.60%, 04/01/21	1,100,000	1,142,141
2.10%, 07/26/21	2,500,000	2,487,296
3.50%, 03/08/22	500,000	514,640
2.63%, 07/22/22	1,750,000	1,763,301
3.07%, 01/24/23 (a)	1,000,000	1,016,080
3.45%, 02/13/23	500,000	514,216
4.48%, 01/16/24	250,000	268,155
3.75%, 01/24/24 (a)	1,000,000	1,052,053
3.30%, 09/09/24	900,000	931,923
3.00%, 04/22/26	1,000,000	1,011,811
4.10%, 06/03/26	2,000,000	2,122,772
3.00%, 10/23/26	1,000,000	1,011,266
3.20%, 06/17/27 (a)(b)	500,000	510,021
4.30%, 07/22/27	1,000,000	1,081,263
3.58%, 05/22/28 (a)(b)	250,000	261,225
4.15%, 01/24/29 (a)	500,000	545,158
5.38%, 02/07/35	1,000,000	1,235,502
5.38%, 11/02/43	400,000	487,841
5.61%, 01/15/44	700,000	875,920
4.65%, 11/04/44	1,250,000	1,393,138
3.90%, 05/01/45	500,000	537,947
4.40%, 06/14/46	600,000	648,772
4.75%, 12/07/46	800,000	913,222
Wells Fargo Bank NA
2.60%, 01/15/21	250,000	251,102
3.33%, 07/23/21 (a)(b)	500,000	504,867
3.63%, 10/22/21 (a)	250,000	257,148
3.55%, 08/14/23 (a)	350,000	365,557
Westpac Banking Corp.
2.60%, 11/23/20	500,000	502,517
2.00%, 08/19/21	750,000	746,270
2.50%, 06/28/22	250,000	251,767
2.75%, 01/11/23	1,250,000	1,267,236
3.65%, 05/15/23	250,000	262,005
2.85%, 05/13/26	600,000	605,837
2.70%, 08/19/26	250,000	250,659
3.35%, 03/08/27	250,000	261,051
3.40%, 01/25/28	500,000	529,459
4.32%, 11/23/31 (a)(b)	500,000	517,978
		363,757,831
Brokerage/Asset Managers/Exchanges 0.2%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	250,000	265,768
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ameriprise Financial, Inc.
3.70%, 10/15/24	475,000	503,989
2.88%, 09/15/26 (a)	250,000	251,375
BGC Partners, Inc.
5.38%, 07/24/23	100,000	104,837
BlackRock, Inc.
4.25%, 05/24/21	400,000	416,095
3.50%, 03/18/24	1,250,000	1,328,962
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	250,000	262,933
3.90%, 01/25/28 (a)	500,000	510,333
4.85%, 03/29/29 (a)	250,000	273,665
4.70%, 09/20/47 (a)	250,000	261,736
CME Group, Inc.
3.00%, 03/15/25 (a)	1,050,000	1,087,970
5.30%, 09/15/43 (a)	500,000	640,839
4.15%, 06/15/48 (a)	200,000	224,730
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	200,000	202,055
4.50%, 06/20/28 (a)	250,000	263,109
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (a)	1,000,000	1,006,501
3.45%, 09/21/23 (a)	150,000	156,468
4.00%, 10/15/23	500,000	532,618
3.75%, 09/21/28 (a)	500,000	540,783
4.25%, 09/21/48 (a)	350,000	391,326
Invesco Finance PLC
3.75%, 01/15/26	650,000	678,483
Jefferies Group LLC
6.88%, 04/15/21	250,000	267,416
5.13%, 01/20/23	700,000	750,235
6.25%, 01/15/36	150,000	161,904
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	700,000	722,891
Lazard Group LLC
3.63%, 03/01/27 (a)	100,000	101,170
4.50%, 09/19/28 (a)	150,000	159,888
4.38%, 03/11/29 (a)	150,000	158,655
Legg Mason, Inc.
4.75%, 03/15/26	250,000	267,953
5.63%, 01/15/44	76,000	82,926
Nasdaq, Inc.
3.85%, 06/30/26 (a)	300,000	314,787
Raymond James Financial, Inc.
3.63%, 09/15/26	200,000	205,853
4.95%, 07/15/46	700,000	790,769
Stifel Financial Corp.
4.25%, 07/18/24	100,000	105,025
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	300,000	305,534
3.30%, 04/01/27 (a)	450,000	464,694
		14,764,275
Finance Companies 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/30/20	250,000	256,404
4.50%, 05/15/21	650,000	670,499
5.00%, 10/01/21	250,000	262,293
3.95%, 02/01/22 (a)	750,000	771,920
4.88%, 01/16/24 (a)	250,000	268,629
4.45%, 04/03/26 (a)	150,000	158,432
3.65%, 07/21/27 (a)	1,050,000	1,045,417

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Air Lease Corp.
2.50%, 03/01/21	350,000	350,325
3.38%, 06/01/21 (a)	250,000	253,971
3.50%, 01/15/22	250,000	256,106
3.75%, 02/01/22 (a)	250,000	255,612
4.25%, 09/15/24 (a)	750,000	793,609
3.25%, 03/01/25 (a)	200,000	201,380
3.63%, 04/01/27 (a)	800,000	804,836
Aircastle Ltd.
5.50%, 02/15/22	250,000	265,088
5.00%, 04/01/23	250,000	264,674
4.40%, 09/25/23 (a)	250,000	259,820
4.13%, 05/01/24 (a)	150,000	153,733
GATX Corp.
4.55%, 11/07/28 (a)	200,000	214,758
4.70%, 04/01/29 (a)	405,000	447,167
5.20%, 03/15/44 (a)	250,000	281,164
GE Capital International Funding Co.
2.34%, 11/15/20	1,450,000	1,443,589
3.37%, 11/15/25	1,000,000	1,013,168
4.42%, 11/15/35	2,600,000	2,577,676
International Lease Finance Corp.
8.25%, 12/15/20	250,000	269,810
4.63%, 04/15/21	500,000	515,919
5.88%, 08/15/22	250,000	272,433
		14,328,432
Financial Other 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	205,408
ORIX Corp.
2.90%, 07/18/22	500,000	507,805
4.05%, 01/16/24	150,000	159,261
3.70%, 07/18/27	72,000	75,798
		948,272
Insurance 1.1%
Aetna, Inc.
2.75%, 11/15/22 (a)	250,000	251,583
3.50%, 11/15/24 (a)	1,250,000	1,289,637
4.50%, 05/15/42 (a)	500,000	496,258
4.75%, 03/15/44 (a)	300,000	306,278
Aflac, Inc.
3.63%, 06/15/23	950,000	998,009
4.75%, 01/15/49 (a)	250,000	294,608
Alleghany Corp.
4.95%, 06/27/22	500,000	534,280
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	500,000	505,861
Allstate Corp.
3.15%, 06/15/23	250,000	257,979
3.28%, 12/15/26 (a)	250,000	261,483
4.50%, 06/15/43	800,000	919,780
4.20%, 12/15/46 (a)	76,000	85,242
3.85%, 08/10/49 (a)	150,000	157,593
American Financial Group, Inc.
4.50%, 06/15/47 (a)	700,000	711,454
American International Group, Inc.
3.30%, 03/01/21 (a)	700,000	709,670
4.88%, 06/01/22	350,000	375,356
4.13%, 02/15/24	250,000	265,090
3.75%, 07/10/25 (a)	500,000	523,892
3.90%, 04/01/26 (a)	250,000	261,861
4.20%, 04/01/28 (a)	600,000	641,803
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 01/15/35 (a)	250,000	249,407
4.50%, 07/16/44 (a)	700,000	741,073
4.80%, 07/10/45 (a)	500,000	548,373
5.75%, 04/01/48 (a)(b)	250,000	257,435
4.38%, 01/15/55 (a)	750,000	756,493
Anthem, Inc.
4.35%, 08/15/20	250,000	255,428
2.50%, 11/21/20	250,000	250,579
3.13%, 05/15/22	250,000	254,665
2.95%, 12/01/22 (a)	500,000	507,477
3.30%, 01/15/23	750,000	769,958
3.50%, 08/15/24 (a)	350,000	363,721
4.10%, 03/01/28 (a)	250,000	267,674
4.63%, 05/15/42	750,000	817,960
4.65%, 01/15/43	600,000	655,730
4.65%, 08/15/44 (a)	500,000	548,940
4.38%, 12/01/47 (a)	250,000	267,364
Aon Corp.
8.21%, 01/01/27	100,000	121,090
Aon PLC
4.00%, 11/27/23 (a)	500,000	526,829
3.50%, 06/14/24 (a)	500,000	521,133
3.88%, 12/15/25 (a)	500,000	532,335
4.75%, 05/15/45 (a)	250,000	279,745
Arch Capital Finance LLC
5.03%, 12/15/46 (a)	500,000	597,721
Assurant, Inc.
4.90%, 03/27/28 (a)	150,000	161,595
6.75%, 02/15/34	151,000	179,696
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	200,000	218,098
Athene Holding Ltd.
4.13%, 01/12/28 (a)	300,000	302,728
AXA Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	250,000	260,634
4.35%, 04/20/28 (a)	450,000	473,639
5.00%, 04/20/48 (a)	500,000	516,714
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	150,000	153,151
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300,000	309,987
3.00%, 05/15/22	250,000	257,106
5.75%, 01/15/40	100,000	131,954
4.40%, 05/15/42	250,000	281,515
4.30%, 05/15/43	450,000	502,795
4.20%, 08/15/48 (a)	650,000	728,166
4.25%, 01/15/49 (a)	250,000	281,815
Berkshire Hathaway, Inc.
3.00%, 02/11/23	250,000	257,683
2.75%, 03/15/23 (a)	950,000	965,996
3.13%, 03/15/26 (a)	2,000,000	2,072,132
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	500,000	475,497
4.70%, 06/22/47 (a)	550,000	460,430
Chubb Corp.
6.00%, 05/11/37	250,000	331,749
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	500,000	509,478
2.70%, 03/13/23	750,000	762,646
3.15%, 03/15/25	400,000	417,294
3.35%, 05/03/26 (a)	750,000	787,202
4.35%, 11/03/45 (a)	750,000	879,461

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cigna Holding Co.
4.00%, 02/15/22 (a)	400,000	413,581
3.05%, 10/15/27 (a)	300,000	297,234
3.88%, 10/15/47 (a)	250,000	233,123
Cincinnati Financial Corp.
6.92%, 05/15/28	350,000	451,545
CNA Financial Corp.
5.75%, 08/15/21	250,000	267,352
4.50%, 03/01/26 (a)	350,000	375,497
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	100,000	108,500
Enstar Group Ltd.
4.95%, 06/01/29 (a)	150,000	151,923
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	150,000	158,293
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	300,000	321,749
5.95%, 10/15/36	300,000	376,035
6.10%, 10/01/41	150,000	193,400
4.40%, 03/15/48 (a)	150,000	163,787
Humana, Inc.
3.85%, 10/01/24 (a)	600,000	627,911
4.95%, 10/01/44 (a)	250,000	276,346
4.80%, 03/15/47 (a)	250,000	271,728
Lincoln National Corp.
4.00%, 09/01/23	500,000	529,314
3.80%, 03/01/28 (a)	750,000	787,994
6.15%, 04/07/36	150,000	186,063
7.00%, 06/15/40	150,000	207,152
Loews Corp.
2.63%, 05/15/23 (a)	350,000	353,173
3.75%, 04/01/26 (a)	250,000	263,411
Manulife Financial Corp.
4.15%, 03/04/26	350,000	377,664
5.38%, 03/04/46	300,000	367,711
Markel Corp.
3.50%, 11/01/27 (a)	500,000	499,360
5.00%, 05/20/49 (a)	200,000	217,456
Marsh & McLennan Cos., Inc.
3.50%, 12/29/20	500,000	508,505
3.50%, 06/03/24 (a)	500,000	521,690
3.75%, 03/14/26 (a)	250,000	264,014
4.38%, 03/15/29 (a)	500,000	552,102
4.75%, 03/15/39 (a)	250,000	287,271
4.35%, 01/30/47 (a)	150,000	162,887
4.20%, 03/01/48 (a)	100,000	105,774
4.90%, 03/15/49 (a)	500,000	593,100
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	102,594
MetLife, Inc.
3.60%, 04/10/24	1,065,000	1,130,591
5.70%, 06/15/35	500,000	640,886
6.40%, 12/15/36 (a)	1,000,000	1,144,985
5.88%, 02/06/41	250,000	328,852
4.13%, 08/13/42	250,000	270,138
4.60%, 05/13/46 (a)	750,000	868,853
Old Republic International Corp.
3.88%, 08/26/26 (a)	50,000	51,451
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	150,000	152,861
Principal Financial Group, Inc.
3.13%, 05/15/23	250,000	252,678
3.70%, 05/15/29 (a)	150,000	156,924
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.63%, 09/15/42	200,000	221,519
4.35%, 05/15/43	250,000	267,863
Prudential Financial, Inc.
4.50%, 11/16/21	250,000	262,931
3.88%, 03/27/28 (a)	500,000	544,033
6.63%, 12/01/37	500,000	694,606
5.88%, 09/15/42 (a)(b)	750,000	795,266
5.63%, 06/15/43 (a)(b)	700,000	741,527
4.60%, 05/15/44	300,000	345,774
5.38%, 05/15/45 (a)(b)	300,000	316,206
3.91%, 12/07/47 (a)	350,000	366,028
4.42%, 03/27/48 (a)	250,000	283,094
3.94%, 12/07/49 (a)	250,000	262,711
4.35%, 02/25/50 (a)	250,000	280,696
Reinsurance Group of America, Inc.
4.70%, 09/15/23	445,000	481,946
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	300,000	308,222
The Progressive Corp.
4.00%, 03/01/29 (a)	560,000	620,758
3.70%, 01/26/45	300,000	309,155
4.20%, 03/15/48 (a)	300,000	338,911
Torchmark Corp.
4.55%, 09/15/28 (a)	250,000	273,351
Travelers Cos., Inc.
6.25%, 06/15/37	750,000	1,033,968
4.60%, 08/01/43	200,000	237,298
4.00%, 05/30/47 (a)	150,000	166,142
4.10%, 03/04/49 (a)	500,000	565,349
Travelers Property Casualty Corp.
6.38%, 03/15/33	300,000	411,290
UnitedHealth Group, Inc.
2.70%, 07/15/20	1,000,000	1,004,278
1.95%, 10/15/20	250,000	249,033
2.88%, 12/15/21	250,000	253,789
2.88%, 03/15/22 (a)	1,000,000	1,015,638
3.35%, 07/15/22	500,000	517,113
2.38%, 10/15/22	500,000	501,670
2.88%, 03/15/23	500,000	509,975
3.50%, 02/15/24	250,000	262,252
3.75%, 07/15/25	750,000	801,688
3.10%, 03/15/26	250,000	257,694
3.88%, 12/15/28	250,000	272,952
6.63%, 11/15/37	500,000	704,757
6.88%, 02/15/38	750,000	1,085,730
4.75%, 07/15/45	1,000,000	1,186,024
4.20%, 01/15/47 (a)	1,250,000	1,368,212
4.25%, 04/15/47 (a)	250,000	275,322
4.45%, 12/15/48 (a)	250,000	288,301
Unum Group
5.63%, 09/15/20	350,000	363,271
4.00%, 06/15/29 (a)	250,000	257,143
Voya Financial, Inc.
3.65%, 06/15/26	750,000	769,143
5.70%, 07/15/43	200,000	246,963
Willis North America, Inc.
4.50%, 09/15/28 (a)	300,000	323,150
5.05%, 09/15/48 (a)	200,000	221,458
XLIT Ltd.
5.25%, 12/15/43	250,000	302,985
5.50%, 03/31/45	200,000	236,170
		72,594,821

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
REITs 0.7%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	250,000	262,393
4.00%, 01/15/24 (a)	200,000	211,687
4.30%, 01/15/26 (a)	250,000	267,960
3.95%, 01/15/28 (a)	250,000	263,141
4.85%, 04/15/49 (a)	150,000	172,204
American Homes 4 Rent LP
4.90%, 02/15/29 (a)	100,000	108,964
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	700,000	735,495
3.45%, 06/01/25 (a)	150,000	157,391
3.35%, 05/15/27 (a)	250,000	260,111
3.20%, 01/15/28 (a)	500,000	517,248
3.30%, 06/01/29 (a)	150,000	156,220
4.35%, 04/15/48 (a)	150,000	169,772
Boston Properties LP
3.85%, 02/01/23 (a)	1,000,000	1,044,289
3.13%, 09/01/23 (a)	500,000	513,158
3.80%, 02/01/24 (a)	100,000	104,884
2.75%, 10/01/26 (a)	150,000	147,793
4.50%, 12/01/28 (a)	250,000	277,789
3.40%, 06/21/29 (a)	250,000	256,392
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	250,000	257,760
4.13%, 05/15/29 (a)	750,000	784,311
Corporate Office Properties LP
3.60%, 05/15/23 (a)	150,000	151,158
Digital Realty Trust LP
4.45%, 07/15/28 (a)	200,000	216,999
3.60%, 07/01/29 (a)	250,000	253,820
Duke Realty LP
3.75%, 12/01/24 (a)	1,000,000	1,047,111
EPR Properties
4.75%, 12/15/26 (a)	250,000	264,738
4.50%, 06/01/27 (a)	350,000	365,430
ERP Operating LP
4.75%, 07/15/20 (a)	50,000	50,866
3.38%, 06/01/25 (a)	250,000	261,712
2.85%, 11/01/26 (a)	750,000	758,868
3.25%, 08/01/27 (a)	250,000	259,265
4.50%, 07/01/44 (a)	150,000	170,592
4.50%, 06/01/45 (a)	250,000	286,198
Essex Portfolio LP
3.88%, 05/01/24 (a)	500,000	524,632
3.50%, 04/01/25 (a)	500,000	516,795
4.00%, 03/01/29 (a)	150,000	159,944
Federal Realty Investment Trust
4.50%, 12/01/44 (a)	850,000	944,139
HCP, Inc.
4.25%, 11/15/23 (a)	1,000,000	1,062,773
3.40%, 02/01/25 (a)	300,000	306,919
3.50%, 07/15/29 (a)(e)	250,000	251,413
6.75%, 02/01/41 (a)	100,000	133,979
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (a)	450,000	453,381
3.75%, 07/01/27 (a)	1,000,000	1,031,590
Highwoods Realty LP
4.20%, 04/15/29 (a)	400,000	418,237
Hospitality Properties Trust
4.38%, 02/15/30 (a)	1,250,000	1,194,419
Host Hotels & Resorts LP
4.75%, 03/01/23 (a)	250,000	265,023
3.75%, 10/15/23 (a)	250,000	256,272
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Hudson Pacific Properties LP
3.95%, 11/01/27	150,000	152,835
4.65%, 04/01/29 (a)	250,000	268,702
Kilroy Realty LP
3.80%, 01/15/23 (a)	250,000	258,449
4.38%, 10/01/25 (a)	1,000,000	1,069,287
4.25%, 08/15/29 (a)	200,000	212,601
Kimco Realty Corp.
3.20%, 05/01/21 (a)	250,000	253,059
3.40%, 11/01/22 (a)	600,000	617,455
2.80%, 10/01/26 (a)	1,000,000	977,288
Life Storage LP
3.88%, 12/15/27 (a)	1,000,000	1,023,122
Mid-America Apartments LP
3.75%, 06/15/24 (a)	250,000	260,355
4.20%, 06/15/28 (a)	350,000	376,165
National Retail Properties, Inc.
3.60%, 12/15/26 (a)	250,000	257,334
4.30%, 10/15/28 (a)	200,000	216,400
Office Properties Income Trust
4.00%, 07/15/22 (a)	175,000	176,981
4.25%, 05/15/24 (a)	250,000	249,330
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	1,100,000	1,165,257
Prologis LP
4.25%, 08/15/23 (a)	1,100,000	1,176,723
3.75%, 11/01/25 (a)	1,000,000	1,069,804
Public Storage
3.09%, 09/15/27 (a)	250,000	255,766
Realty Income Corp.
3.88%, 07/15/24 (a)	1,150,000	1,220,308
3.00%, 01/15/27 (a)	500,000	503,233
3.65%, 01/15/28 (a)	1,000,000	1,050,681
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	258,451
Simon Property Group LP
4.38%, 03/01/21 (a)	1,000,000	1,032,121
3.38%, 03/15/22 (a)	500,000	513,724
2.75%, 02/01/23 (a)	150,000	151,999
2.75%, 06/01/23 (a)	500,000	507,078
3.30%, 01/15/26 (a)	250,000	258,357
3.38%, 06/15/27 (a)	750,000	783,136
6.75%, 02/01/40 (a)	300,000	429,195
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	250,000	253,435
Tanger Properties LP
3.88%, 07/15/27 (a)	250,000	249,110
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	149,259
4.40%, 01/26/29 (a)	150,000	164,026
Ventas Realty LP
4.25%, 03/01/22 (a)	250,000	261,143
3.75%, 05/01/24 (a)	150,000	157,350
2.65%, 01/15/25 (a)(e)	500,000	498,346
4.00%, 03/01/28 (a)	1,000,000	1,051,019
4.40%, 01/15/29 (a)	150,000	163,050
4.38%, 02/01/45 (a)	100,000	101,966
4.88%, 04/15/49 (a)	150,000	165,663
VEREIT Operating Partnership LP
3.95%, 08/15/27 (a)	750,000	773,538
Welltower, Inc.
3.75%, 03/15/23 (a)	750,000	781,607
4.50%, 01/15/24 (a)	400,000	429,808

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.13%, 03/15/29 (a)	750,000	796,149
6.50%, 03/15/41 (a)	150,000	191,896
WP Carey, Inc.
4.00%, 02/01/25 (a)	400,000	413,487
		41,621,283
		508,014,914

Industrial 15.1%
Basic Industry 0.8%
Airgas, Inc.
3.65%, 07/15/24 (a)	250,000	262,273
Albemarle Corp.
4.15%, 12/01/24 (a)	100,000	105,748
5.45%, 12/01/44 (a)	100,000	107,496
ArcelorMittal
6.25%, 02/25/22 (f)(g)	1,000,000	1,085,294
6.13%, 06/01/25	250,000	284,416
7.00%, 10/15/39	200,000	237,698
Barrick North America Finance LLC
5.70%, 05/30/41	550,000	658,956
5.75%, 05/01/43	150,000	187,745
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	500,000	614,003
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	250,000	254,536
4.13%, 02/24/42	250,000	276,583
5.00%, 09/30/43	1,000,000	1,254,418
Celanese US Holdings LLC
4.63%, 11/15/22	250,000	265,005
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	203,502
Dow Chemical Co.
4.13%, 11/15/21 (a)	650,000	672,939
3.00%, 11/15/22 (a)	1,000,000	1,014,421
3.50%, 10/01/24 (a)	250,000	260,002
7.38%, 11/01/29	750,000	990,025
4.25%, 10/01/34 (a)	500,000	520,285
5.25%, 11/15/41 (a)	200,000	219,441
4.38%, 11/15/42 (a)	250,000	253,348
4.63%, 10/01/44 (a)	250,000	257,796
5.55%, 11/30/48 (a)(h)	450,000	536,304
4.80%, 05/15/49 (a)(h)	100,000	108,004
DuPont de Nemours, Inc.
3.77%, 11/15/20	750,000	764,599
4.21%, 11/15/23 (a)	500,000	535,574
4.49%, 11/15/25 (a)	500,000	553,703
4.73%, 11/15/28 (a)	500,000	566,656
5.32%, 11/15/38 (a)	500,000	588,075
5.42%, 11/15/48 (a)	500,000	608,377
Eastman Chemical Co.
3.60%, 08/15/22 (a)	849,000	871,860
4.80%, 09/01/42 (a)	250,000	264,697
4.65%, 10/15/44 (a)	250,000	259,105
Ecolab, Inc.
4.35%, 12/08/21	163,000	171,240
2.38%, 08/10/22 (a)	200,000	200,937
3.25%, 12/01/27 (a)	1,000,000	1,041,961
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200,000	213,000
5.50%, 01/17/27	200,000	214,802
Georgia-Pacific LLC
8.00%, 01/15/24	250,000	309,058
7.75%, 11/15/29	250,000	354,258
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Huntsman International LLC
5.13%, 11/15/22 (a)	150,000	158,706
4.50%, 05/01/29 (a)	250,000	258,227
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	250,000	273,424
5.00%, 09/26/48 (a)	500,000	556,178
International Paper Co.
4.75%, 02/15/22 (a)	325,000	343,312
3.65%, 06/15/24 (a)	200,000	209,145
3.00%, 02/15/27 (a)	250,000	247,589
4.80%, 06/15/44 (a)	600,000	616,852
4.40%, 08/15/47 (a)	300,000	293,059
4.35%, 08/15/48 (a)	1,100,000	1,081,152
Kinross Gold Corp.
5.95%, 03/15/24 (a)	250,000	274,420
4.50%, 07/15/27 (a)	250,000	253,125
LYB International Finance BV
4.00%, 07/15/23	150,000	157,978
5.25%, 07/15/43	250,000	278,681
4.88%, 03/15/44 (a)	150,000	160,186
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	254,698
LyondellBasell Industries NV
6.00%, 11/15/21 (a)	250,000	268,142
5.75%, 04/15/24 (a)	450,000	506,343
4.63%, 02/26/55 (a)	500,000	506,396
Mosaic Co.
3.25%, 11/15/22 (a)	500,000	510,616
4.25%, 11/15/23 (a)	250,000	265,333
4.05%, 11/15/27 (a)	750,000	775,838
Newmont Goldcorp Corp.
3.50%, 03/15/22 (a)	250,000	255,964
3.70%, 03/15/23 (a)(h)	550,000	570,867
6.25%, 10/01/39	150,000	193,177
4.88%, 03/15/42 (a)	400,000	448,386
5.45%, 06/09/44 (a)(h)	250,000	301,944
Nucor Corp.
4.13%, 09/15/22 (a)	500,000	527,562
4.00%, 08/01/23 (a)	200,000	211,994
5.20%, 08/01/43 (a)	300,000	357,302
Nutrien Ltd.
3.15%, 10/01/22 (a)	250,000	254,264
3.63%, 03/15/24 (a)	250,000	259,513
4.20%, 04/01/29 (a)	250,000	270,567
4.13%, 03/15/35 (a)	900,000	894,571
5.88%, 12/01/36	100,000	116,279
6.13%, 01/15/41 (a)	200,000	245,203
5.25%, 01/15/45 (a)	250,000	277,319
Packaging Corp. of America
3.90%, 06/15/22 (a)	500,000	519,106
3.65%, 09/15/24 (a)	500,000	518,478
PPG Industries, Inc.
3.20%, 03/15/23 (a)	350,000	359,418
Praxair, Inc.
2.65%, 02/05/25 (a)	500,000	509,482
3.20%, 01/30/26 (a)	1,000,000	1,045,135
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	381,000	531,556
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	400,000	430,152
7.13%, 07/15/28	250,000	334,449
5.20%, 11/02/40	100,000	124,940
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	500,000	597,233

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
RPM International, Inc.
3.75%, 03/15/27 (a)	250,000	251,915
4.25%, 01/15/48 (a)	250,000	228,431
SASOL Financing USA LLC
5.88%, 03/27/24 (a)	250,000	271,089
6.50%, 09/27/28 (a)	300,000	337,011
Sherwin-Williams Co.
4.20%, 01/15/22 (a)	250,000	260,023
2.75%, 06/01/22 (a)	500,000	505,323
3.13%, 06/01/24 (a)	250,000	254,479
3.45%, 06/01/27 (a)	300,000	309,023
4.50%, 06/01/47 (a)	750,000	801,233
Southern Copper Corp.
7.50%, 07/27/35	250,000	328,750
6.75%, 04/16/40	150,000	189,835
5.25%, 11/08/42	750,000	825,323
5.88%, 04/23/45	250,000	295,305
Suzano Austria GmbH
6.00%, 01/15/29 (a)(h)	500,000	546,250
5.00%, 01/15/30 (a)(h)	250,000	253,950
Teck Resources Ltd.
6.13%, 10/01/35	400,000	456,345
6.00%, 08/15/40 (a)	150,000	163,499
6.25%, 07/15/41 (a)	350,000	393,679
Vale Overseas Ltd.
4.38%, 01/11/22	244,000	252,603
6.25%, 08/10/26	650,000	741,617
8.25%, 01/17/34	200,000	262,250
6.88%, 11/21/36	448,000	540,400
6.88%, 11/10/39	650,000	783,380
Vale S.A.
5.63%, 09/11/42	250,000	269,938
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	200,000	203,322
5.00%, 08/15/46 (a)	200,000	207,683
4.38%, 11/15/47 (a)	100,000	94,398
WestRock RKT LLC
4.90%, 03/01/22	200,000	211,496
Weyerhaeuser Co.
4.63%, 09/15/23	350,000	376,870
7.38%, 03/15/32	600,000	839,450
WRKCo, Inc.
3.00%, 09/15/24 (a)	250,000	252,585
3.75%, 03/15/25 (a)	1,000,000	1,038,198
3.90%, 06/01/28 (a)	250,000	257,240
4.20%, 06/01/32 (a)	250,000	258,494
Yamana Gold, Inc.
4.95%, 07/15/24 (a)	250,000	263,641
		50,077,429
Capital Goods 1.3%
3M Co.
2.00%, 08/07/20	700,000	699,392
1.63%, 09/19/21 (a)	250,000	247,298
2.75%, 03/01/22 (a)	400,000	406,737
2.25%, 03/15/23 (a)	300,000	300,723
2.88%, 10/15/27 (a)	300,000	302,585
3.63%, 10/15/47 (a)	200,000	201,435
4.00%, 09/14/48 (a)	750,000	812,483
ABB Finance USA, Inc.
2.88%, 05/08/22	500,000	508,657
3.80%, 04/03/28 (a)	250,000	269,787
4.38%, 05/08/42	200,000	226,407
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	506,230
Boeing Co.
1.65%, 10/30/20 (a)	150,000	148,918
2.13%, 03/01/22 (a)	150,000	149,648
2.70%, 05/01/22	250,000	253,694
2.80%, 03/01/23 (a)	150,000	152,532
1.88%, 06/15/23 (a)	100,000	98,232
2.60%, 10/30/25 (a)	500,000	501,842
3.10%, 05/01/26 (a)	200,000	205,992
3.45%, 11/01/28 (a)	250,000	263,167
3.20%, 03/01/29 (a)	250,000	259,083
3.60%, 05/01/34 (a)	250,000	261,090
5.88%, 02/15/40	350,000	459,408
3.65%, 03/01/47 (a)	500,000	504,539
3.90%, 05/01/49 (a)	300,000	314,047
3.83%, 03/01/59 (a)	150,000	150,489
Caterpillar Financial Services Corp.
3.15%, 09/07/21	1,500,000	1,530,348
2.85%, 06/01/22	113,000	115,165
2.55%, 11/29/22	1,250,000	1,265,751
2.85%, 05/17/24	150,000	153,053
3.25%, 12/01/24	100,000	104,204
Caterpillar, Inc.
3.40%, 05/15/24 (a)	1,000,000	1,050,066
6.05%, 08/15/36	300,000	397,882
5.20%, 05/27/41	500,000	638,591
3.80%, 08/15/42	250,000	267,797
CNH Industrial Capital LLC
4.20%, 01/15/24	750,000	781,130
CNH Industrial NV
4.50%, 08/15/23	200,000	210,240
3.85%, 11/15/27 (a)	150,000	149,895
Crane Co.
4.20%, 03/15/48 (a)	250,000	247,367
Deere & Co.
2.60%, 06/08/22 (a)	750,000	759,192
5.38%, 10/16/29	150,000	184,282
3.90%, 06/09/42 (a)	150,000	163,780
Dover Corp.
5.38%, 03/01/41 (a)	350,000	410,602
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	750,000	766,332
Eaton Corp.
2.75%, 11/02/22	1,000,000	1,013,575
4.00%, 11/02/32	100,000	110,741
4.15%, 11/02/42	350,000	370,814
Embraer Netherlands Finance BV
5.40%, 02/01/27	250,000	278,190
Embraer Overseas Ltd.
5.70%, 09/16/23 (h)	250,000	275,003
Emerson Electric Co.
2.63%, 12/01/21 (a)	500,000	506,015
Fortive Corp.
3.15%, 06/15/26 (a)	500,000	498,995
4.30%, 06/15/46 (a)	500,000	506,556
Fortune Brands Home & Security, Inc.
4.00%, 06/15/25 (a)	250,000	263,255
General Dynamics Corp.
3.00%, 05/11/21	250,000	254,133
3.88%, 07/15/21 (a)	500,000	516,114
3.38%, 05/15/23 (a)	750,000	784,376
2.13%, 08/15/26 (a)	250,000	244,958
2.63%, 11/15/27 (a)	150,000	151,637

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 05/15/28 (a)	500,000	547,724
3.60%, 11/15/42 (a)	150,000	158,044
General Electric Co.
4.63%, 01/07/21	300,000	308,844
5.30%, 02/11/21	250,000	259,099
4.65%, 10/17/21	500,000	521,120
3.15%, 09/07/22	250,000	253,291
2.70%, 10/09/22	900,000	899,348
3.10%, 01/09/23	150,000	151,432
3.38%, 03/11/24	600,000	615,585
3.45%, 05/15/24 (a)	1,300,000	1,331,594
6.75%, 03/15/32	650,000	801,460
6.15%, 08/07/37	500,000	581,815
5.88%, 01/14/38	1,150,000	1,300,217
6.88%, 01/10/39	500,000	627,914
4.13%, 10/09/42	900,000	830,676
4.50%, 03/11/44	400,000	388,715
Harris Corp.
4.40%, 06/15/28 (a)	750,000	820,176
Honeywell International, Inc.
1.85%, 11/01/21 (a)	250,000	248,509
3.35%, 12/01/23	250,000	262,321
2.50%, 11/01/26 (a)	1,750,000	1,745,871
Hubbell, Inc.
3.50%, 02/15/28 (a)	150,000	152,066
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	250,000	254,475
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	500,000	505,592
4.88%, 09/15/41 (a)	250,000	303,423
3.90%, 09/01/42 (a)	250,000	273,161
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/23	250,000	266,163
3.75%, 08/21/28 (a)	500,000	522,814
4.30%, 02/21/48 (a)	500,000	523,094
Ingersoll-Rand Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	250,000	262,786
John Deere Capital Corp.
2.35%, 01/08/21	500,000	501,660
3.90%, 07/12/21	500,000	517,358
3.13%, 09/10/21	150,000	153,094
3.20%, 01/10/22	200,000	205,294
2.15%, 09/08/22	500,000	500,579
2.70%, 01/06/23	500,000	509,792
2.65%, 06/24/24	500,000	506,736
3.40%, 09/11/25	100,000	105,698
2.65%, 06/10/26	500,000	505,149
2.80%, 09/08/27	350,000	355,271
3.05%, 01/06/28	250,000	258,725
3.45%, 03/07/29	250,000	265,875
Johnson Controls International plc
3.63%, 07/02/24 (a)	500,000	520,602
3.90%, 02/14/26 (a)	183,000	191,046
6.00%, 01/15/36	382,000	451,352
4.63%, 07/02/44 (a)	200,000	206,543
5.13%, 09/14/45 (a)	24,000	26,253
4.50%, 02/15/47 (a)	50,000	50,864
L3 Technologies, Inc.
4.95%, 02/15/21 (a)	500,000	516,795
3.85%, 12/15/26 (a)	500,000	523,823
Leggett & Platt, Inc.
4.40%, 03/15/29 (a)	150,000	157,366
Lockheed Martin Corp.
2.50%, 11/23/20 (a)	250,000	251,061
3.35%, 09/15/21	250,000	256,480
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.10%, 01/15/23 (a)	500,000	513,315
3.55%, 01/15/26 (a)	1,050,000	1,116,829
4.07%, 12/15/42	500,000	554,200
4.70%, 05/15/46 (a)	250,000	306,297
4.09%, 09/15/52 (a)	1,000,000	1,114,282
Martin Marietta Materials, Inc.
4.25%, 12/15/47 (a)	250,000	234,740
Masco Corp.
3.50%, 04/01/21 (a)	500,000	507,591
4.50%, 05/15/47 (a)	500,000	474,055
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	208,238
Northrop Grumman Corp.
2.08%, 10/15/20	1,000,000	998,759
3.50%, 03/15/21	500,000	510,128
3.20%, 02/01/27 (a)	500,000	513,492
3.25%, 01/15/28 (a)	250,000	256,861
4.75%, 06/01/43	750,000	868,572
3.85%, 04/15/45 (a)	750,000	774,105
4.03%, 10/15/47 (a)	200,000	213,680
Owens Corning
4.20%, 12/15/22 (a)	1,000,000	1,041,393
7.00%, 12/01/36	290,000	344,574
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	350,000	363,773
4.20%, 11/21/34 (a)	250,000	273,591
4.45%, 11/21/44 (a)	250,000	279,411
4.10%, 03/01/47 (a)	50,000	52,808
4.00%, 06/14/49 (a)	250,000	265,688
Pentair Finance Sarl
4.50%, 07/01/29 (a)	250,000	256,357
Precision Castparts Corp.
2.50%, 01/15/23 (a)	200,000	201,443
3.90%, 01/15/43 (a)	250,000	262,381
Raytheon Co.
2.50%, 12/15/22 (a)	1,350,000	1,360,529
4.88%, 10/15/40	250,000	301,479
Republic Services, Inc.
3.55%, 06/01/22 (a)	500,000	515,688
2.90%, 07/01/26 (a)	1,000,000	1,006,155
3.38%, 11/15/27 (a)	500,000	517,401
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	400,000	425,432
4.20%, 03/01/49 (a)	250,000	279,427
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	1,100,000	1,111,937
3.20%, 03/15/24 (a)	250,000	257,578
4.35%, 04/15/47 (a)	500,000	547,220
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	1,250,000	1,258,690
3.13%, 11/15/22 (a)	250,000	254,313
3.85%, 12/15/25 (a)	500,000	524,213
Spirit AeroSystems, Inc.
3.95%, 06/15/23 (a)	200,000	206,541
Stanley Black & Decker, Inc.
2.90%, 11/01/22	250,000	254,145
4.25%, 11/15/28 (a)	250,000	277,936
5.20%, 09/01/40	59,000	70,211
4.85%, 11/15/48 (a)	300,000	356,074
Textron, Inc.
3.88%, 03/01/25 (a)	250,000	261,817
Timken Co.
4.50%, 12/15/28 (a)	150,000	155,860

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
United Technologies Corp.
3.35%, 08/16/21	250,000	255,606
1.95%, 11/01/21 (a)	500,000	496,142
2.30%, 05/04/22 (a)	1,750,000	1,749,166
3.10%, 06/01/22	250,000	255,864
2.80%, 05/04/24 (a)	400,000	405,548
3.95%, 08/16/25 (a)	150,000	161,885
3.13%, 05/04/27 (a)	250,000	257,066
4.13%, 11/16/28 (a)	1,250,000	1,374,410
6.05%, 06/01/36	500,000	641,949
6.13%, 07/15/38	400,000	531,186
5.70%, 04/15/40	1,000,000	1,270,516
4.50%, 06/01/42	500,000	566,680
4.05%, 05/04/47 (a)	1,000,000	1,068,932
Vulcan Materials Co.
4.50%, 06/15/47 (a)	250,000	241,261
Wabtec Corp.
4.70%, 09/15/28 (a)(f)(g)	750,000	804,836
Waste Connections, Inc.
4.25%, 12/01/28 (a)	150,000	164,184
3.50%, 05/01/29 (a)	84,000	87,521
Waste Management, Inc.
2.90%, 09/15/22 (a)	450,000	461,843
2.40%, 05/15/23 (a)	250,000	251,020
3.20%, 06/15/26 (a)	150,000	156,168
3.15%, 11/15/27 (a)	200,000	206,695
3.45%, 06/15/29 (a)	250,000	263,746
4.00%, 07/15/39 (a)	250,000	268,348
4.10%, 03/01/45 (a)	500,000	546,462
4.15%, 07/15/49 (a)	300,000	328,162
WW Grainger, Inc.
4.60%, 06/15/45 (a)	150,000	167,302
4.20%, 05/15/47 (a)	500,000	526,148
		82,387,054
Communications 2.2%
Activision Blizzard, Inc.
2.30%, 09/15/21 (a)	500,000	499,230
3.40%, 06/15/27 (a)	250,000	251,398
America Movil S.A.B. de C.V.
3.13%, 07/16/22	700,000	716,561
3.63%, 04/22/29 (a)	250,000	259,450
6.13%, 03/30/40	750,000	980,885
4.38%, 07/16/42	500,000	538,672
4.38%, 04/22/49 (a)	350,000	381,553
American Tower Corp.
3.30%, 02/15/21 (a)	250,000	253,185
2.25%, 01/15/22	250,000	248,752
3.50%, 01/31/23	1,500,000	1,549,570
5.00%, 02/15/24	350,000	385,576
3.38%, 05/15/24 (a)	250,000	257,350
3.38%, 10/15/26 (a)	250,000	254,535
3.55%, 07/15/27 (a)	500,000	510,099
3.95%, 03/15/29 (a)	250,000	261,917
3.80%, 08/15/29 (a)	500,000	516,460
AT&T, Inc.
4.60%, 02/15/21 (a)	300,000	309,025
2.80%, 02/17/21 (a)	500,000	503,290
4.00%, 01/15/22	500,000	519,185
3.20%, 03/01/22 (a)	750,000	766,248
3.80%, 03/15/22	250,000	259,456
3.00%, 06/30/22 (a)	1,500,000	1,526,825
3.60%, 02/17/23 (a)	500,000	519,307
4.45%, 04/01/24 (a)	250,000	269,183
3.55%, 06/01/24 (a)	400,000	416,546
3.95%, 01/15/25 (a)	250,000	264,209
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 05/15/25 (a)	1,000,000	1,028,844
3.60%, 07/15/25 (a)	250,000	259,646
3.88%, 01/15/26 (a)	1,500,000	1,570,625
3.80%, 02/15/27 (a)	250,000	260,586
4.25%, 03/01/27 (a)	1,200,000	1,287,208
4.10%, 02/15/28 (a)	1,433,000	1,517,499
4.30%, 02/15/30 (a)	500,000	535,631
4.50%, 05/15/35 (a)	1,000,000	1,048,441
5.25%, 03/01/37 (a)	800,000	899,147
4.90%, 08/15/37 (a)	350,000	377,830
4.85%, 03/01/39 (a)	650,000	698,883
6.35%, 03/15/40	300,000	370,077
6.10%, 07/15/40	250,000	300,896
6.00%, 08/15/40 (a)	1,000,000	1,190,467
5.35%, 09/01/40	525,000	593,642
5.38%, 10/15/41	150,000	167,154
5.15%, 03/15/42	725,000	793,927
4.30%, 12/15/42 (a)	750,000	743,168
4.35%, 06/15/45 (a)	1,250,000	1,251,722
4.85%, 07/15/45 (a)	1,000,000	1,072,724
4.75%, 05/15/46 (a)	1,000,000	1,057,711
5.15%, 11/15/46 (a)	500,000	553,709
5.65%, 02/15/47 (a)	500,000	587,486
5.45%, 03/01/47 (a)	500,000	575,229
4.50%, 03/09/48 (a)	1,150,000	1,177,663
4.55%, 03/09/49 (a)	509,000	520,380
5.15%, 02/15/50 (a)	1,000,000	1,105,782
5.70%, 03/01/57 (a)	200,000	235,796
5.30%, 08/15/58 (a)	250,000	278,851
Bell Canada, Inc.
4.46%, 04/01/48 (a)	500,000	547,723
British Telecommunications PLC
5.13%, 12/04/28 (a)	1,250,000	1,399,675
CBS Corp.
3.38%, 02/15/28 (a)	1,000,000	996,796
4.20%, 06/01/29 (a)	250,000	265,063
5.50%, 05/15/33	300,000	347,814
4.90%, 08/15/44 (a)	400,000	425,739
4.60%, 01/15/45 (a)	250,000	258,845
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500,000	522,738
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (a)	500,000	504,579
4.46%, 07/23/22 (a)	800,000	840,915
4.50%, 02/01/24 (a)	250,000	266,618
4.91%, 07/23/25 (a)	1,000,000	1,086,497
3.75%, 02/15/28 (a)	750,000	755,992
4.20%, 03/15/28 (a)	250,000	259,924
5.05%, 03/30/29 (a)	600,000	663,341
6.38%, 10/23/35 (a)	500,000	588,032
5.38%, 04/01/38 (a)	750,000	804,429
6.48%, 10/23/45 (a)	1,250,000	1,474,975
5.38%, 05/01/47 (a)	750,000	792,664
5.75%, 04/01/48 (a)	500,000	553,859
6.83%, 10/23/55 (a)	250,000	297,374
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	250,000	308,133
Comcast Corp.
3.30%, 10/01/20	750,000	760,440
3.45%, 10/01/21	250,000	257,316
1.63%, 01/15/22 (a)	200,000	197,592
3.13%, 07/15/22	250,000	257,285
2.85%, 01/15/23	500,000	508,527
2.75%, 03/01/23 (a)	750,000	761,552
3.00%, 02/01/24 (a)	150,000	154,468

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.60%, 03/01/24	750,000	791,399
3.70%, 04/15/24 (a)	250,000	265,515
3.38%, 08/15/25 (a)	250,000	261,683
3.95%, 10/15/25 (a)	850,000	917,774
3.15%, 03/01/26 (a)	500,000	517,911
2.35%, 01/15/27 (a)	500,000	488,067
3.30%, 02/01/27 (a)	530,000	551,963
3.15%, 02/15/28 (a)	250,000	256,821
3.55%, 05/01/28 (a)	250,000	263,454
4.15%, 10/15/28 (a)	1,000,000	1,103,072
4.25%, 10/15/30 (a)	500,000	558,482
4.25%, 01/15/33	750,000	842,047
7.05%, 03/15/33	250,000	350,508
4.40%, 08/15/35 (a)	130,000	145,013
6.50%, 11/15/35	250,000	339,225
3.20%, 07/15/36 (a)	250,000	243,256
3.90%, 03/01/38 (a)	500,000	527,333
4.60%, 10/15/38 (a)	1,000,000	1,146,982
4.65%, 07/15/42	500,000	576,193
4.75%, 03/01/44	500,000	583,953
4.60%, 08/15/45 (a)	822,000	935,661
3.97%, 11/01/47 (a)	1,448,000	1,519,010
4.00%, 03/01/48 (a)	500,000	529,725
4.70%, 10/15/48 (a)	1,250,000	1,466,102
4.00%, 11/01/49 (a)	550,000	580,911
4.95%, 10/15/58 (a)	700,000	855,673
Crown Castle International Corp.
2.25%, 09/01/21 (a)	145,000	144,402
4.88%, 04/15/22	750,000	797,666
5.25%, 01/15/23	250,000	272,019
3.20%, 09/01/24 (a)	250,000	255,475
4.45%, 02/15/26 (a)	500,000	539,755
3.70%, 06/15/26 (a)	250,000	259,844
3.65%, 09/01/27 (a)	300,000	309,213
4.75%, 05/15/47 (a)	450,000	485,745
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)(g)	1,150,000	1,657,066
Discovery Communications LLC
4.38%, 06/15/21	150,000	155,317
2.95%, 03/20/23 (a)	500,000	504,904
3.95%, 03/20/28 (a)	750,000	772,783
4.13%, 05/15/29 (a)	150,000	156,362
6.35%, 06/01/40	700,000	823,429
4.88%, 04/01/43	1,000,000	994,752
5.30%, 05/15/49 (a)	100,000	107,775
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	300,000	305,474
4.80%, 03/01/26 (a)	500,000	555,024
Fox Corp.
3.67%, 01/25/22 (h)	500,000	516,898
4.03%, 01/25/24 (a)(h)	250,000	266,087
4.71%, 01/25/29 (a)(h)	650,000	727,769
5.48%, 01/25/39 (a)(h)	350,000	413,714
5.58%, 01/25/49 (a)(h)	500,000	612,597
Grupo Televisa S.A.B.
6.63%, 03/18/25	750,000	866,603
6.63%, 01/15/40	500,000	601,515
6.13%, 01/31/46 (a)	250,000	291,166
5.25%, 05/24/49 (a)	200,000	207,816
Interpublic Group of Cos., Inc.
3.75%, 02/15/23	1,000,000	1,044,011
Koninklijke KPN N.V.
8.38%, 10/01/30	250,000	330,171
Moody's Corp.
2.75%, 12/15/21 (a)	750,000	756,856
4.50%, 09/01/22 (a)	76,000	80,420
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.25%, 02/01/29 (a)	250,000	274,257
4.88%, 12/17/48 (a)	200,000	233,057
NBCUniversal Media LLC
4.38%, 04/01/21 (d)	900,000	933,613
5.95%, 04/01/41	1,000,000	1,315,277
Omnicom Group, Inc./Omnicom Capital, Inc.
4.45%, 08/15/20	250,000	255,651
3.63%, 05/01/22	500,000	516,375
3.65%, 11/01/24 (a)	250,000	261,733
3.60%, 04/15/26 (a)	500,000	511,900
Orange S.A.
4.13%, 09/14/21	250,000	260,045
9.00%, 03/01/31	500,000	762,888
5.38%, 01/13/42	250,000	302,828
5.50%, 02/06/44 (a)	500,000	623,120
RELX Capital, Inc.
3.13%, 10/15/22 (a)	250,000	254,643
4.00%, 03/18/29 (a)	250,000	264,829
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	250,000	254,977
4.10%, 10/01/23 (a)	250,000	266,064
3.63%, 12/15/25 (a)	500,000	528,364
5.45%, 10/01/43 (a)	150,000	180,601
5.00%, 03/15/44 (a)	500,000	578,199
4.30%, 02/15/48 (a)	200,000	213,310
4.35%, 05/01/49 (a)	350,000	379,352
S&P Global, Inc.
2.95%, 01/22/27 (a)	500,000	507,018
4.50%, 05/15/48 (a)	200,000	229,175
TCI Communications, Inc.
7.13%, 02/15/28	800,000	1,034,847
Telefonica Emisiones S.A.
5.46%, 02/16/21	450,000	471,682
4.57%, 04/27/23	150,000	162,316
4.10%, 03/08/27	500,000	531,632
7.05%, 06/20/36	900,000	1,179,807
4.67%, 03/06/38	250,000	260,255
5.21%, 03/08/47	500,000	552,075
4.90%, 03/06/48	150,000	158,671
5.52%, 03/01/49 (a)	250,000	290,015
Telefonica Europe BV
8.25%, 09/15/30	750,000	1,052,849
TELUS Corp.
3.70%, 09/15/27 (a)	250,000	258,930
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	500,000	532,444
3.35%, 05/15/26 (a)	100,000	100,494
Time Warner Cable LLC
4.13%, 02/15/21 (a)	500,000	509,440
4.00%, 09/01/21 (a)	250,000	256,678
6.55%, 05/01/37	500,000	578,559
7.30%, 07/01/38	250,000	303,830
6.75%, 06/15/39	250,000	290,496
5.88%, 11/15/40 (a)	1,000,000	1,083,712
5.50%, 09/01/41 (a)	250,000	262,610
Time Warner Entertainment Co. LP
8.38%, 03/15/23	77,000	91,299
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	1,250,000	1,259,593
3.15%, 09/17/25	200,000	210,501
3.00%, 02/13/26	800,000	833,346
1.85%, 07/30/26	200,000	194,000
7.00%, 03/01/32	250,000	358,525
4.13%, 12/01/41	500,000	556,304

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Verizon Communications, Inc.
4.60%, 04/01/21	250,000	260,375
2.45%, 11/01/22 (a)	250,000	252,017
5.15%, 09/15/23	1,250,000	1,396,625
4.15%, 03/15/24 (a)	250,000	269,293
3.50%, 11/01/24 (a)	1,000,000	1,051,513
3.38%, 02/15/25	900,000	940,054
2.63%, 08/15/26	500,000	497,188
4.13%, 03/16/27	1,500,000	1,632,787
4.33%, 09/21/28	1,000,000	1,109,133
3.88%, 02/08/29 (a)	400,000	429,421
4.02%, 12/03/29 (a)(h)	1,357,000	1,470,515
4.50%, 08/10/33	1,500,000	1,691,291
4.40%, 11/01/34 (a)	1,000,000	1,110,281
4.27%, 01/15/36	500,000	542,398
5.25%, 03/16/37	250,000	299,449
4.81%, 03/15/39	500,000	575,803
4.75%, 11/01/41	250,000	281,216
3.85%, 11/01/42 (a)	250,000	255,961
4.13%, 08/15/46	500,000	522,762
4.86%, 08/21/46	1,000,000	1,165,961
4.52%, 09/15/48	1,750,000	1,963,723
5.01%, 04/15/49	1,000,000	1,192,674
5.01%, 08/21/54	700,000	839,106
4.67%, 03/15/55	1,250,000	1,419,555
Viacom, Inc.
4.50%, 03/01/21	500,000	515,487
3.88%, 12/15/21	100,000	102,779
3.88%, 04/01/24 (a)	248,000	258,573
6.88%, 04/30/36	400,000	507,498
4.38%, 03/15/43	150,000	147,041
5.85%, 09/01/43 (a)	550,000	648,226
Vodafone Group PLC
3.75%, 01/16/24	1,000,000	1,046,258
4.13%, 05/30/25	750,000	798,073
4.38%, 05/30/28	1,000,000	1,081,911
7.88%, 02/15/30	250,000	337,842
6.15%, 02/27/37	500,000	608,265
5.00%, 05/30/38	250,000	272,393
4.38%, 02/19/43	500,000	492,370
5.25%, 05/30/48	1,050,000	1,160,881
4.88%, 06/19/49	500,000	527,492
7.00%, 04/04/79 (a)(b)	500,000	540,318
Walt Disney Co.
4.50%, 02/15/21 (h)	250,000	259,529
3.70%, 09/15/24 (a)(h)	250,000	266,231
3.70%, 10/15/25 (a)(h)	500,000	536,185
6.20%, 12/15/34 (h)	1,000,000	1,357,537
6.40%, 12/15/35 (h)	250,000	341,307
6.15%, 03/01/37 (h)	200,000	272,060
6.65%, 11/15/37 (h)	500,000	719,308
6.15%, 02/15/41 (h)	350,000	487,448
4.95%, 10/15/45 (a)(h)	500,000	620,627
Weibo Corp.
3.50%, 07/05/24 (a)(e)	250,000	251,350
WPP Finance 2010
3.63%, 09/07/22	250,000	257,471
3.75%, 09/19/24	250,000	258,856
		143,693,060
Consumer Cyclical 1.8%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	250,000	253,988
3.60%, 11/28/24 (a)	700,000	730,687
3.40%, 12/06/27 (a)	750,000	762,634
4.50%, 11/28/34 (a)	500,000	548,480
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 12/06/37 (a)	550,000	563,393
4.40%, 12/06/57 (a)	500,000	533,889
Amazon.com, Inc.
3.30%, 12/05/21 (a)	1,250,000	1,288,920
2.50%, 11/29/22 (a)	500,000	504,800
2.40%, 02/22/23 (a)	1,600,000	1,616,620
2.80%, 08/22/24 (a)	500,000	516,791
3.15%, 08/22/27 (a)	250,000	263,021
4.80%, 12/05/34 (a)	500,000	615,885
3.88%, 08/22/37 (a)	250,000	276,068
4.95%, 12/05/44 (a)	500,000	631,158
4.05%, 08/22/47 (a)	1,000,000	1,137,100
4.25%, 08/22/57 (a)	1,000,000	1,154,610
American Honda Finance Corp.
2.45%, 09/24/20	200,000	200,456
1.70%, 09/09/21	250,000	247,211
2.60%, 11/16/22	1,000,000	1,013,291
3.55%, 01/12/24	400,000	420,537
2.90%, 02/16/24	500,000	509,494
2.40%, 06/27/24	500,000	500,546
2.30%, 09/09/26	300,000	291,604
Aptiv Corp.
4.15%, 03/15/24 (a)	540,000	568,776
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	158,223
4.40%, 10/01/46 (a)	150,000	140,422
Automatic Data Processing, Inc.
2.25%, 09/15/20 (a)	350,000	350,291
AutoNation, Inc.
3.80%, 11/15/27 (a)	500,000	490,587
AutoZone, Inc.
3.70%, 04/15/22 (a)	500,000	517,761
3.25%, 04/15/25 (a)	1,000,000	1,022,457
Block Financial LLC
5.25%, 10/01/25 (a)	250,000	268,000
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	250,000	253,680
3.60%, 06/01/26 (a)	395,000	416,849
3.55%, 03/15/28 (a)	250,000	260,789
Carnival Corp.
3.95%, 10/15/20	350,000	357,125
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	500,000	513,648
3.00%, 05/18/27 (a)	1,500,000	1,552,860
Cummins, Inc.
4.88%, 10/01/43 (a)	150,000	176,722
Daimler Finance North America LLC
8.50%, 01/18/31	500,000	745,742
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	345,000	356,717
Dollar General Corp.
3.25%, 04/15/23 (a)	250,000	256,968
4.13%, 05/01/28 (a)	250,000	266,303
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	500,000	516,597
4.00%, 05/15/25 (a)	150,000	156,487
DR Horton, Inc.
2.55%, 12/01/20	250,000	250,190
4.75%, 02/15/23 (a)	90,000	94,926
eBay, Inc.
3.80%, 03/09/22 (a)	500,000	517,819
3.60%, 06/05/27 (a)	1,250,000	1,280,598

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Expedia Group, Inc.
5.95%, 08/15/20	80,000	82,898
3.80%, 02/15/28 (a)	200,000	203,759
Ford Motor Co.
6.63%, 10/01/28	100,000	113,076
7.45%, 07/16/31	750,000	887,723
4.75%, 01/15/43	150,000	131,209
7.40%, 11/01/46	100,000	112,944
5.29%, 12/08/46 (a)	350,000	326,123
Ford Motor Credit Co. LLC
3.16%, 08/04/20	300,000	301,185
2.34%, 11/02/20	250,000	248,301
5.09%, 01/07/21	250,000	257,695
3.47%, 04/05/21	600,000	604,390
5.88%, 08/02/21	1,750,000	1,845,901
3.22%, 01/09/22	200,000	200,152
4.14%, 02/15/23 (a)	1,000,000	1,019,466
4.38%, 08/06/23	250,000	256,917
3.81%, 01/09/24 (a)	200,000	200,067
5.58%, 03/18/24 (a)	450,000	483,346
4.69%, 06/09/25 (a)	1,250,000	1,284,674
4.13%, 08/04/25	1,250,000	1,253,403
3.82%, 11/02/27 (a)	500,000	478,494
5.11%, 05/03/29 (a)	250,000	255,546
General Motors Co.
4.88%, 10/02/23	1,100,000	1,167,339
4.00%, 04/01/25	400,000	407,553
5.00%, 04/01/35	500,000	491,989
6.60%, 04/01/36 (a)	150,000	166,297
5.15%, 04/01/38 (a)	550,000	543,065
6.25%, 10/02/43	600,000	639,646
5.20%, 04/01/45	300,000	286,956
6.75%, 04/01/46 (a)	200,000	226,047
General Motors Financial Co., Inc.
3.20%, 07/06/21 (a)	1,250,000	1,261,385
4.38%, 09/25/21	2,250,000	2,323,216
3.45%, 01/14/22 (a)	750,000	760,996
3.15%, 06/30/22 (a)	500,000	503,243
3.25%, 01/05/23 (a)	500,000	502,162
3.70%, 05/09/23 (a)	100,000	101,522
5.10%, 01/17/24 (a)	150,000	160,510
5.25%, 03/01/26 (a)	375,000	402,570
4.35%, 01/17/27 (a)	1,250,000	1,274,397
3.85%, 01/05/28 (a)	1,000,000	978,886
5.65%, 01/17/29 (a)	150,000	165,092
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	500,000	537,965
5.25%, 06/01/25 (a)	500,000	536,950
5.75%, 06/01/28 (a)	350,000	387,002
5.30%, 01/15/29 (a)	100,000	108,150
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	250,000	252,846
Home Depot, Inc.
2.00%, 04/01/21 (a)	800,000	799,942
4.40%, 04/01/21 (a)	250,000	258,778
2.63%, 06/01/22 (a)	750,000	763,063
3.75%, 02/15/24 (a)	500,000	534,106
2.13%, 09/15/26 (a)	250,000	244,880
5.88%, 12/16/36	1,700,000	2,258,526
5.95%, 04/01/41 (a)	500,000	678,877
4.20%, 04/01/43 (a)	250,000	278,486
4.88%, 02/15/44 (a)	1,500,000	1,820,935
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	150,000	153,325
4.85%, 03/15/26 (a)	150,000	163,340
Security Rate, Maturity Date	Face Amount ($)	Value ($)
IHS Markit Ltd.
3.63%, 05/01/24 (a)	250,000	257,975
4.25%, 05/01/29 (a)	350,000	367,846
Kohl's Corp.
3.25%, 02/01/23 (a)	500,000	502,722
4.25%, 07/17/25 (a)	750,000	780,460
Lear Corp.
5.25%, 01/15/25 (a)	300,000	310,842
3.80%, 09/15/27 (a)	150,000	148,620
4.25%, 05/15/29 (a)	150,000	151,659
5.25%, 05/15/49 (a)	100,000	99,076
Lowe's Cos., Inc.
3.12%, 04/15/22 (a)	500,000	510,032
3.38%, 09/15/25 (a)	1,250,000	1,299,981
3.10%, 05/03/27 (a)	500,000	508,177
6.50%, 03/15/29	251,000	316,732
3.65%, 04/05/29 (a)	400,000	418,022
4.65%, 04/15/42 (a)	150,000	160,457
4.38%, 09/15/45 (a)	150,000	156,537
3.70%, 04/15/46 (a)	250,000	235,822
4.05%, 05/03/47 (a)	800,000	795,113
4.55%, 04/05/49 (a)	400,000	430,110
Macy's Retail Holdings, Inc.
3.88%, 01/15/22 (a)	250,000	254,490
2.88%, 02/15/23 (a)	200,000	195,981
4.50%, 12/15/34 (a)	30,000	27,319
Magna International, Inc.
4.15%, 10/01/25 (a)	250,000	267,288
Marriott International, Inc.
2.88%, 03/01/21 (a)	45,000	45,314
3.13%, 10/15/21 (a)	200,000	202,597
3.75%, 03/15/25 (a)	1,250,000	1,297,105
4.65%, 12/01/28 (a)	150,000	165,163
Mastercard, Inc.
3.38%, 04/01/24	250,000	264,151
2.95%, 11/21/26 (a)	500,000	515,933
2.95%, 06/01/29 (a)	350,000	361,475
3.80%, 11/21/46 (a)	500,000	538,902
3.65%, 06/01/49 (a)	200,000	212,441
McDonald's Corp.
2.75%, 12/09/20 (a)	1,150,000	1,157,331
3.35%, 04/01/23 (a)	400,000	415,446
3.38%, 05/26/25 (a)	750,000	785,372
3.80%, 04/01/28 (a)	600,000	644,789
4.70%, 12/09/35 (a)	150,000	171,118
6.30%, 03/01/38	150,000	195,613
4.88%, 12/09/45 (a)	1,100,000	1,264,624
4.45%, 03/01/47 (a)	250,000	274,579
4.45%, 09/01/48 (a)	500,000	549,108
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	100,604
2.38%, 11/01/26 (a)	250,000	250,868
3.63%, 05/01/43 (a)	50,000	51,323
3.88%, 11/01/45 (a)	150,000	161,760
3.38%, 11/01/46 (a)	150,000	148,503
Nordstrom, Inc.
4.00%, 10/15/21 (a)	300,000	308,125
5.00%, 01/15/44 (a)	500,000	467,267
NVR, Inc.
3.95%, 09/15/22 (a)	150,000	155,801
O'Reilly Automotive, Inc.
4.88%, 01/14/21 (a)	150,000	154,733
4.63%, 09/15/21 (a)	150,000	156,586
3.55%, 03/15/26 (a)	500,000	515,959
3.90%, 06/01/29 (a)	150,000	157,443

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
PACCAR Financial Corp.
3.15%, 08/09/21	750,000	763,859
2.65%, 05/10/22	250,000	253,154
QVC, Inc.
5.13%, 07/02/22	200,000	208,315
4.38%, 03/15/23	300,000	304,732
4.85%, 04/01/24	22,000	22,779
5.45%, 08/15/34 (a)	200,000	197,265
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	200,000	212,308
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	150,000	162,694
3.70%, 03/15/28 (a)	250,000	252,070
Sands China Ltd.
4.60%, 08/08/23 (a)	750,000	789,778
5.13%, 08/08/25 (a)	250,000	268,605
5.40%, 08/08/28 (a)	500,000	544,280
Starbucks Corp.
2.20%, 11/22/20	200,000	199,721
2.10%, 02/04/21 (a)	500,000	498,467
2.70%, 06/15/22 (a)	500,000	506,898
3.10%, 03/01/23 (a)	250,000	257,309
3.85%, 10/01/23 (a)	300,000	316,498
4.00%, 11/15/28 (a)	250,000	272,709
3.55%, 08/15/29 (a)	250,000	261,992
3.75%, 12/01/47 (a)	500,000	492,671
4.45%, 08/15/49 (a)	350,000	383,846
Tapestry, Inc.
4.25%, 04/01/25 (a)	250,000	259,482
4.13%, 07/15/27 (a)	200,000	201,299
Target Corp.
2.90%, 01/15/22	250,000	255,619
3.50%, 07/01/24	500,000	531,975
3.38%, 04/15/29 (a)	525,000	557,425
4.00%, 07/01/42	500,000	544,009
3.63%, 04/15/46	300,000	308,221
3.90%, 11/15/47 (a)	500,000	539,672
Toyota Motor Corp.
3.18%, 07/20/21	250,000	255,209
3.42%, 07/20/23	250,000	261,728
Toyota Motor Credit Corp.
4.25%, 01/11/21	250,000	257,917
1.90%, 04/08/21	350,000	348,581
3.40%, 09/15/21	1,100,000	1,131,071
2.60%, 01/11/22	350,000	353,796
3.30%, 01/12/22	250,000	257,153
2.80%, 07/13/22	500,000	510,303
2.70%, 01/11/23	500,000	508,387
3.45%, 09/20/23	400,000	419,051
2.90%, 04/17/24	350,000	358,949
3.20%, 01/11/27	250,000	260,827
3.65%, 01/08/29	400,000	432,755
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	500,000	567,078
Visa, Inc.
2.20%, 12/14/20 (a)	1,000,000	1,001,878
2.15%, 09/15/22 (a)	500,000	502,287
2.80%, 12/14/22 (a)	500,000	512,319
3.15%, 12/14/25 (a)	500,000	524,953
4.15%, 12/14/35 (a)	1,500,000	1,726,310
4.30%, 12/14/45 (a)	750,000	889,641
Walgreen Co.
4.40%, 09/15/42	150,000	142,476
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21 (a)	1,000,000	1,020,492
3.80%, 11/18/24 (a)	1,000,000	1,039,479
3.45%, 06/01/26 (a)	500,000	505,184
4.80%, 11/18/44 (a)	450,000	452,810
4.65%, 06/01/46 (a)	250,000	248,668
Walmart, Inc.
2.35%, 12/15/22 (a)	1,000,000	1,011,903
2.55%, 04/11/23 (a)	2,600,000	2,639,230
2.65%, 12/15/24 (a)	1,250,000	1,277,929
3.70%, 06/26/28 (a)	2,500,000	2,730,408
3.25%, 07/08/29 (a)	350,000	369,329
5.25%, 09/01/35	1,000,000	1,277,836
6.20%, 04/15/38	150,000	209,855
3.95%, 06/28/38 (a)	750,000	836,655
5.63%, 04/15/41	150,000	200,713
4.30%, 04/22/44 (a)	300,000	341,324
3.63%, 12/15/47 (a)	600,000	642,459
4.05%, 06/29/48 (a)	750,000	860,552
Western Union Co.
4.25%, 06/09/23 (a)	750,000	789,044
		116,688,516
Consumer Non-Cyclical 4.1%
Abbott Laboratories
2.55%, 03/15/22	500,000	505,146
3.40%, 11/30/23 (a)	1,500,000	1,564,941
3.75%, 11/30/26 (a)	708,000	766,115
4.75%, 11/30/36 (a)	750,000	887,332
5.30%, 05/27/40	150,000	185,348
4.90%, 11/30/46 (a)	1,250,000	1,546,822
AbbVie, Inc.
2.30%, 05/14/21 (a)	250,000	248,572
2.90%, 11/06/22	500,000	503,684
3.20%, 11/06/22 (a)	300,000	304,640
2.85%, 05/14/23 (a)	1,450,000	1,463,810
3.60%, 05/14/25 (a)	400,000	413,606
4.25%, 11/14/28 (a)	1,250,000	1,337,407
4.50%, 05/14/35 (a)	1,500,000	1,549,882
4.30%, 05/14/36 (a)	1,500,000	1,505,893
4.40%, 11/06/42	500,000	493,771
4.70%, 05/14/45 (a)	250,000	254,921
4.88%, 11/14/48 (a)	500,000	527,081
Agilent Technologies, Inc.
3.20%, 10/01/22 (a)	150,000	152,586
Ahold Finance USA LLC
6.88%, 05/01/29	250,000	315,385
Allergan Finance LLC
3.25%, 10/01/22 (a)	1,250,000	1,265,960
Allergan Funding SCS
3.45%, 03/15/22 (a)	1,000,000	1,021,386
3.85%, 06/15/24 (a)	500,000	519,373
4.55%, 03/15/35 (a)	690,000	697,783
4.85%, 06/15/44 (a)	500,000	519,945
4.75%, 03/15/45 (a)	168,000	172,847
Allergan, Inc.
2.80%, 03/15/23 (a)	800,000	798,370
Altria Group, Inc.
4.75%, 05/05/21	512,000	533,607
2.85%, 08/09/22	600,000	606,571
2.95%, 05/02/23	550,000	553,371
4.00%, 01/31/24	150,000	157,302
3.80%, 02/14/24 (a)	250,000	260,784
4.40%, 02/14/26 (a)	250,000	267,723
4.80%, 02/14/29 (a)	1,100,000	1,184,358

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.80%, 02/14/39 (a)	500,000	562,793
4.25%, 08/09/42	200,000	185,228
4.50%, 05/02/43	150,000	142,781
5.38%, 01/31/44	450,000	483,354
3.88%, 09/16/46 (a)	500,000	445,095
5.95%, 02/14/49 (a)	650,000	742,946
6.20%, 02/14/59 (a)	350,000	399,475
AmerisourceBergen Corp.
3.45%, 12/15/27 (a)	1,000,000	1,019,739
Amgen, Inc.
3.45%, 10/01/20	500,000	506,895
4.10%, 06/15/21 (a)	1,000,000	1,030,627
1.85%, 08/19/21 (a)	1,500,000	1,486,627
3.88%, 11/15/21 (a)	500,000	516,173
3.63%, 05/22/24 (a)	650,000	683,194
2.60%, 08/19/26 (a)	250,000	246,356
4.95%, 10/01/41	500,000	565,574
5.15%, 11/15/41 (a)	850,000	978,815
4.40%, 05/01/45 (a)	650,000	691,583
4.66%, 06/15/51 (a)	1,200,000	1,312,523
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	1,400,000	1,473,242
4.70%, 02/01/36 (a)	1,500,000	1,648,007
4.90%, 02/01/46 (a)	2,550,000	2,843,593
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (a)	250,000	251,381
3.30%, 02/01/23 (a)	764,000	789,093
3.70%, 02/01/24	950,000	1,000,939
3.65%, 02/01/26 (a)	500,000	525,845
4.00%, 01/17/43	150,000	146,472
4.63%, 02/01/44	500,000	534,334
4.90%, 02/01/46 (a)	200,000	222,072
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	650,000	655,501
3.50%, 01/12/24 (a)	250,000	261,298
4.15%, 01/23/25 (a)	450,000	487,774
4.00%, 04/13/28 (a)	750,000	810,715
4.75%, 01/23/29 (a)	1,075,000	1,221,325
4.90%, 01/23/31 (a)	250,000	288,749
4.38%, 04/15/38 (a)	750,000	792,967
5.45%, 01/23/39 (a)	900,000	1,072,863
4.95%, 01/15/42	290,000	323,196
4.60%, 04/15/48 (a)	900,000	964,873
4.44%, 10/06/48 (a)	500,000	523,408
5.55%, 01/23/49 (a)	1,250,000	1,534,062
4.75%, 04/15/58 (a)	400,000	423,709
5.80%, 01/23/59 (a)	750,000	941,399
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	900,000	901,992
4.02%, 04/16/43	200,000	212,810
4.50%, 03/15/49 (a)	150,000	175,411
Ascension Health
3.95%, 11/15/46	650,000	704,322
AstraZeneca PLC
2.38%, 11/16/20	750,000	750,361
2.38%, 06/12/22 (a)	500,000	501,646
6.45%, 09/15/37	1,650,000	2,256,915
4.00%, 09/18/42	150,000	158,395
4.38%, 08/17/48 (a)	250,000	281,803
BAT Capital Corp.
2.76%, 08/15/22 (a)	2,250,000	2,254,262
3.22%, 08/15/24 (a)	1,150,000	1,158,369
3.56%, 08/15/27 (a)	500,000	497,839
4.54%, 08/15/47 (a)	250,000	232,281
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Baxalta, Inc.
4.00%, 06/23/25 (a)	300,000	319,186
5.25%, 06/23/45 (a)	298,000	358,909
Baxter International, Inc.
1.70%, 08/15/21 (a)	500,000	494,142
3.50%, 08/15/46 (a)	250,000	235,325
Baylor Scott & White Holdings
4.19%, 11/15/45 (a)	400,000	440,397
Becton Dickinson & Co.
3.25%, 11/12/20	150,000	151,441
3.13%, 11/08/21	250,000	253,750
2.89%, 06/06/22 (a)	750,000	760,468
3.73%, 12/15/24 (a)	1,000,000	1,049,635
3.70%, 06/06/27 (a)	131,000	136,906
4.69%, 12/15/44 (a)	400,000	444,362
4.67%, 06/06/47 (a)	500,000	560,983
Biogen, Inc.
2.90%, 09/15/20	500,000	502,618
4.05%, 09/15/25 (a)	1,000,000	1,073,523
5.20%, 09/15/45 (a)	500,000	562,375
Boston Scientific Corp.
4.13%, 10/01/23 (a)	100,000	106,233
3.45%, 03/01/24 (a)	250,000	261,111
3.85%, 05/15/25	400,000	425,841
3.75%, 03/01/26 (a)	250,000	266,115
4.00%, 03/01/28 (a)	250,000	269,486
4.00%, 03/01/29 (a)	400,000	433,071
7.00%, 11/15/35 (f)(g)	150,000	200,733
4.55%, 03/01/39 (a)	250,000	276,675
4.70%, 03/01/49 (a)	250,000	287,325
Bristol-Myers Squibb Co.
2.55%, 05/14/21 (h)	400,000	403,023
2.60%, 05/16/22 (h)	750,000	759,812
2.90%, 07/26/24 (a)(h)	450,000	460,859
3.20%, 06/15/26 (a)(h)	1,000,000	1,039,865
3.25%, 02/27/27	250,000	260,369
3.40%, 07/26/29 (a)(h)	1,000,000	1,047,860
4.13%, 06/15/39 (a)(h)	250,000	270,098
3.25%, 08/01/42	350,000	328,277
4.50%, 03/01/44 (a)	600,000	681,345
4.25%, 10/26/49 (a)(h)	1,000,000	1,107,045
Brown-Forman Corp.
4.00%, 04/15/38 (a)	750,000	808,305
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	250,000	251,282
3.75%, 09/25/27 (a)	850,000	837,123
Campbell Soup Co.
2.50%, 08/02/22	350,000	348,551
4.15%, 03/15/28 (a)	1,000,000	1,048,258
4.80%, 03/15/48 (a)	150,000	152,035
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	1,222,000	1,231,083
3.75%, 09/15/25 (a)	250,000	259,716
3.41%, 06/15/27 (a)	600,000	599,165
4.90%, 09/15/45 (a)	500,000	496,510
Celgene Corp.
2.88%, 08/15/20	1,000,000	1,005,515
3.55%, 08/15/22	1,000,000	1,035,896
3.63%, 05/15/24 (a)	1,000,000	1,050,473
3.45%, 11/15/27 (a)	500,000	521,673
3.90%, 02/20/28 (a)	250,000	268,124
5.25%, 08/15/43	250,000	300,393
5.00%, 08/15/45 (a)	250,000	297,106
4.35%, 11/15/47 (a)	750,000	829,156
4.55%, 02/20/48 (a)	500,000	573,817

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Children's Hospital Medical Center
4.27%, 05/15/44	150,000	169,571
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	750,000	755,826
Cigna Corp.
3.20%, 09/17/20 (h)	750,000	757,087
3.40%, 09/17/21 (h)	500,000	509,916
3.75%, 07/15/23 (a)	750,000	781,380
4.13%, 11/15/25 (a)(h)	750,000	799,341
4.38%, 10/15/28 (a)	1,000,000	1,079,796
4.80%, 08/15/38 (a)(h)	500,000	539,852
4.90%, 12/15/48 (a)	1,000,000	1,088,994
Cleveland Clinic Foundation
4.86%, 01/01/14	450,000	546,125
Clorox Co.
3.90%, 05/15/28 (a)	550,000	594,783
Coca-Cola Co.
1.88%, 10/27/20	100,000	99,806
2.45%, 11/01/20	250,000	251,262
3.15%, 11/15/20	500,000	507,384
3.30%, 09/01/21	750,000	770,512
2.20%, 05/25/22	250,000	251,392
2.50%, 04/01/23	250,000	253,921
3.20%, 11/01/23	1,250,000	1,308,678
2.88%, 10/27/25	250,000	258,978
Coca-Cola Femsa S.A.B. de C.V.
5.25%, 11/26/43	600,000	721,623
Colgate-Palmolive Co.
2.10%, 05/01/23	500,000	500,749
3.25%, 03/15/24	400,000	420,817
3.70%, 08/01/47 (a)	200,000	214,463
CommonSpirit Health
4.35%, 11/01/42	250,000	251,814
Conagra Brands, Inc.
3.80%, 10/22/21	250,000	257,050
3.20%, 01/25/23 (a)	783,000	796,952
4.30%, 05/01/24 (a)	250,000	265,385
4.60%, 11/01/25 (a)	250,000	272,364
4.85%, 11/01/28 (a)	400,000	444,013
5.30%, 11/01/38 (a)	250,000	271,678
5.40%, 11/01/48 (a)	250,000	274,788
Constellation Brands, Inc.
2.65%, 11/07/22 (a)	250,000	251,023
3.20%, 02/15/23 (a)	1,000,000	1,023,072
4.25%, 05/01/23	500,000	532,371
4.75%, 11/15/24	250,000	275,335
4.40%, 11/15/25 (a)	350,000	381,502
4.65%, 11/15/28 (a)	150,000	167,605
4.10%, 02/15/48 (a)	150,000	148,409
5.25%, 11/15/48 (a)	150,000	174,005
CVS Health Corp.
3.35%, 03/09/21	750,000	760,667
2.13%, 06/01/21 (a)	750,000	745,272
3.50%, 07/20/22 (a)	250,000	257,011
3.70%, 03/09/23 (a)	3,000,000	3,104,528
4.00%, 12/05/23 (a)	300,000	314,190
3.38%, 08/12/24 (a)	1,000,000	1,025,009
4.10%, 03/25/25 (a)	500,000	527,699
3.88%, 07/20/25 (a)	750,000	783,764
2.88%, 06/01/26 (a)	1,500,000	1,472,103
4.30%, 03/25/28 (a)	2,000,000	2,110,756
4.88%, 07/20/35 (a)	250,000	262,121
4.78%, 03/25/38 (a)	1,000,000	1,044,835
5.30%, 12/05/43 (a)	700,000	759,926
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.13%, 07/20/45 (a)	1,100,000	1,174,849
5.05%, 03/25/48 (a)	2,250,000	2,400,210
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	157,121
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	750,000	810,352
Diageo Capital PLC
3.88%, 05/18/28 (a)	450,000	492,290
5.88%, 09/30/36	1,000,000	1,323,097
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	150,000	162,298
Eli Lilly & Co.
2.35%, 05/15/22	600,000	604,869
3.10%, 05/15/27 (a)	500,000	522,716
3.38%, 03/15/29 (a)	250,000	266,804
3.88%, 03/15/39 (a)	250,000	270,989
3.70%, 03/01/45 (a)	500,000	521,149
3.95%, 03/15/49 (a)	350,000	379,462
4.15%, 03/15/59 (a)	250,000	274,838
Estee Lauder Cos., Inc.
4.15%, 03/15/47 (a)	600,000	672,209
Express Scripts Holding Co.
4.75%, 11/15/21	250,000	262,584
3.90%, 02/15/22	200,000	206,740
3.05%, 11/30/22 (a)	500,000	508,085
3.00%, 07/15/23 (a)	500,000	506,476
4.50%, 02/25/26 (a)	500,000	539,990
3.40%, 03/01/27 (a)	500,000	507,515
6.13%, 11/15/41	150,000	183,556
4.80%, 07/15/46 (a)	650,000	691,883
Flowers Foods, Inc.
4.38%, 04/01/22 (a)	250,000	261,383
General Mills, Inc.
3.20%, 04/16/21	880,000	893,646
4.00%, 04/17/25 (a)	1,000,000	1,064,290
4.55%, 04/17/38 (a)	500,000	533,261
4.70%, 04/17/48 (a)	250,000	269,790
Gilead Sciences, Inc.
2.55%, 09/01/20	500,000	501,577
4.50%, 04/01/21 (a)	200,000	206,936
4.40%, 12/01/21 (a)	350,000	366,266
2.50%, 09/01/23 (a)	750,000	756,152
3.70%, 04/01/24 (a)	400,000	424,661
3.50%, 02/01/25 (a)	1,000,000	1,049,989
3.65%, 03/01/26 (a)	400,000	422,636
4.60%, 09/01/35 (a)	500,000	563,592
5.65%, 12/01/41 (a)	200,000	252,386
4.80%, 04/01/44 (a)	500,000	568,907
4.50%, 02/01/45 (a)	250,000	273,221
4.75%, 03/01/46 (a)	750,000	854,570
4.15%, 03/01/47 (a)	900,000	942,531
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	600,000	610,334
2.85%, 05/08/22	500,000	508,596
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/23	250,000	260,404
3.63%, 05/15/25	1,000,000	1,063,801
3.88%, 05/15/28	500,000	547,751
6.38%, 05/15/38	900,000	1,264,905
Hasbro, Inc.
6.35%, 03/15/40	300,000	355,566
5.10%, 05/15/44 (a)	100,000	102,293
HCA, Inc.
5.88%, 03/15/22	1,000,000	1,093,234
5.00%, 03/15/24	1,000,000	1,090,586

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 02/15/27 (a)	750,000	801,368
4.13%, 06/15/29 (a)	250,000	257,508
5.13%, 06/15/39 (a)	400,000	417,178
5.50%, 06/15/47 (a)	500,000	534,978
5.25%, 06/15/49 (a)	550,000	574,018
Hershey Co.
2.30%, 08/15/26 (a)	750,000	734,478
Ingredion, Inc.
3.20%, 10/01/26 (a)	250,000	248,282
JM Smucker Co.
3.50%, 10/15/21	250,000	256,100
3.50%, 03/15/25	750,000	776,302
4.38%, 03/15/45	500,000	506,071
Johnson & Johnson
1.65%, 03/01/21 (a)	250,000	248,641
2.45%, 12/05/21	100,000	101,072
2.05%, 03/01/23 (a)	100,000	99,826
3.38%, 12/05/23	500,000	529,163
2.63%, 01/15/25 (a)	240,000	244,882
2.45%, 03/01/26 (a)	450,000	452,837
2.95%, 03/03/27 (a)	2,000,000	2,068,268
2.90%, 01/15/28 (a)	100,000	102,915
3.63%, 03/03/37 (a)	400,000	428,395
3.40%, 01/15/38 (a)	1,500,000	1,565,048
3.70%, 03/01/46 (a)	1,000,000	1,082,990
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	1,250,000	1,289,914
4.15%, 05/01/47 (a)	350,000	392,645
Kellogg Co.
2.65%, 12/01/23	500,000	505,909
4.30%, 05/15/28 (a)	1,000,000	1,083,823
4.50%, 04/01/46	131,000	132,284
Keurig Dr Pepper, Inc.
3.55%, 05/25/21	500,000	510,944
4.06%, 05/25/23 (a)	250,000	262,645
3.13%, 12/15/23 (a)	250,000	253,971
4.42%, 05/25/25 (a)	1,000,000	1,072,580
4.60%, 05/25/28 (a)	500,000	548,383
4.42%, 12/15/46 (a)	250,000	248,050
5.09%, 05/25/48 (a)	250,000	278,772
Kimberly-Clark Corp.
6.63%, 08/01/37	100,000	141,831
5.30%, 03/01/41	850,000	1,068,169
3.20%, 07/30/46 (a)	100,000	96,229
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	73,000	84,625
Koninklijke Philips N.V.
6.88%, 03/11/38	150,000	207,189
5.00%, 03/15/42	200,000	234,087
Kraft Heinz Foods Co.
3.50%, 06/06/22	1,250,000	1,283,731
3.50%, 07/15/22 (a)	500,000	511,961
3.95%, 07/15/25 (a)	250,000	260,413
3.00%, 06/01/26 (a)	250,000	243,490
4.63%, 01/30/29 (a)	250,000	269,226
6.88%, 01/26/39	250,000	300,720
5.00%, 06/04/42	1,500,000	1,551,995
5.20%, 07/15/45 (a)	500,000	525,145
4.38%, 06/01/46 (a)	750,000	713,854
Kroger Co.
2.80%, 08/01/22 (a)	750,000	757,792
4.00%, 02/01/24 (a)	750,000	793,412
4.50%, 01/15/29 (a)	150,000	163,435
7.50%, 04/01/31 (d)	100,000	133,302
6.90%, 04/15/38	90,000	114,188
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.40%, 07/15/40 (a)	500,000	542,041
4.45%, 02/01/47 (a)	250,000	243,215
4.65%, 01/15/48 (a)	100,000	100,725
5.40%, 01/15/49 (a)	150,000	166,434
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	1,250,000	1,275,227
4.70%, 02/01/45 (a)	300,000	310,925
Mayo Clinic
4.13%, 11/15/52	250,000	279,213
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	350,000	358,027
McKesson Corp.
2.70%, 12/15/22 (a)	250,000	251,230
3.80%, 03/15/24 (a)	500,000	525,207
3.95%, 02/16/28 (a)	1,000,000	1,037,685
Mead Johnson Nutrition Co.
3.00%, 11/15/20	250,000	252,341
4.13%, 11/15/25 (a)	300,000	324,868
4.60%, 06/01/44 (a)	350,000	402,999
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	500,000	531,784
Medtronic, Inc.
4.13%, 03/15/21 (a)	100,000	103,038
3.15%, 03/15/22	950,000	977,030
3.63%, 03/15/24 (a)	350,000	371,492
3.50%, 03/15/25	1,425,000	1,512,422
4.38%, 03/15/35	1,000,000	1,152,920
4.63%, 03/15/45	750,000	909,765
Memorial Sloan-Kettering Cancer Center
4.20%, 07/01/55	250,000	285,777
Merck & Co., Inc.
3.88%, 01/15/21 (a)	1,000,000	1,023,338
2.80%, 05/18/23	1,250,000	1,280,987
2.75%, 02/10/25 (a)	2,100,000	2,164,327
3.40%, 03/07/29 (a)	250,000	266,322
3.90%, 03/07/39 (a)	250,000	273,063
3.70%, 02/10/45 (a)	500,000	529,690
4.00%, 03/07/49 (a)	550,000	612,301
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	1,000,000	993,670
3.50%, 05/01/22	200,000	205,403
3.00%, 07/15/26 (a)	500,000	494,429
5.00%, 05/01/42	250,000	264,410
4.20%, 07/15/46 (a)	500,000	478,153
Mondelez International, Inc.
3.63%, 05/07/23 (a)	1,000,000	1,049,402
4.13%, 05/07/28 (a)	300,000	324,252
Mylan N.V.
3.15%, 06/15/21 (a)	400,000	400,217
3.95%, 06/15/26 (a)	1,000,000	967,859
Mylan, Inc.
4.55%, 04/15/28 (a)	500,000	490,800
5.40%, 11/29/43 (a)	250,000	233,174
5.20%, 04/15/48 (a)	250,000	231,247
Newell Brands, Inc.
3.85%, 04/01/23 (a)	750,000	761,519
4.20%, 04/01/26 (a)	450,000	447,615
5.38%, 04/01/36 (a)	193,000	190,954
5.50%, 04/01/46 (a)	31,000	30,403
Novartis Capital Corp.
2.40%, 09/21/22	100,000	100,930
3.40%, 05/06/24	250,000	263,077
3.00%, 11/20/25 (a)	1,000,000	1,033,881
3.10%, 05/17/27 (a)	750,000	778,032

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.40%, 05/06/44	750,000	879,172
4.00%, 11/20/45 (a)	500,000	551,566
NYU Langone Hospitals
4.78%, 07/01/44	450,000	535,603
4.37%, 07/01/47 (a)	130,000	145,850
PepsiCo, Inc.
2.15%, 10/14/20 (a)	100,000	100,123
3.13%, 11/01/20	250,000	253,481
2.00%, 04/15/21 (a)	300,000	300,017
1.70%, 10/06/21 (a)	1,000,000	992,510
2.75%, 03/05/22	1,000,000	1,018,975
2.75%, 03/01/23	250,000	255,542
3.60%, 03/01/24 (a)	500,000	531,129
2.75%, 04/30/25 (a)	250,000	256,467
2.38%, 10/06/26 (a)	250,000	249,251
3.00%, 10/15/27 (a)	500,000	520,207
4.60%, 07/17/45 (a)	1,300,000	1,568,785
3.45%, 10/06/46 (a)	1,000,000	1,029,836
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	500,000	496,737
Pfizer, Inc.
1.95%, 06/03/21	500,000	498,920
3.00%, 09/15/21	250,000	255,087
2.20%, 12/15/21	350,000	350,446
3.00%, 06/15/23	500,000	514,473
3.20%, 09/15/23 (a)	250,000	260,045
3.40%, 05/15/24	250,000	263,136
2.75%, 06/03/26	1,000,000	1,014,895
3.00%, 12/15/26	350,000	361,399
3.60%, 09/15/28 (a)	250,000	266,569
3.45%, 03/15/29 (a)	300,000	317,839
4.10%, 09/15/38 (a)	200,000	220,964
7.20%, 03/15/39	650,000	990,751
4.40%, 05/15/44	850,000	974,168
4.13%, 12/15/46	1,250,000	1,386,375
4.20%, 09/15/48 (a)	150,000	169,245
Pharmacia LLC
6.60%, 12/01/28	500,000	644,715
Philip Morris International, Inc.
4.13%, 05/17/21	500,000	515,764
2.90%, 11/15/21	500,000	507,515
2.38%, 08/17/22 (a)	500,000	500,479
2.50%, 08/22/22	250,000	251,065
2.50%, 11/02/22 (a)	150,000	150,668
2.63%, 03/06/23	150,000	151,538
2.75%, 02/25/26 (a)	250,000	251,720
3.13%, 03/02/28 (a)	1,000,000	1,018,514
3.38%, 08/15/29 (a)	250,000	257,781
6.38%, 05/16/38	650,000	861,399
4.38%, 11/15/41	250,000	263,695
4.88%, 11/15/43	500,000	567,812
4.25%, 11/10/44	200,000	209,657
Procter & Gamble Co.
1.85%, 02/02/21	1,500,000	1,495,549
2.30%, 02/06/22	581,000	585,815
2.45%, 11/03/26	250,000	250,813
3.50%, 10/25/47	750,000	800,535
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	500,000	516,273
4.70%, 03/30/45 (a)	500,000	522,177
Reynolds American, Inc.
4.45%, 06/12/25 (a)	650,000	689,798
6.15%, 09/15/43	500,000	545,918
5.85%, 08/15/45 (a)	1,500,000	1,617,945
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sanofi
4.00%, 03/29/21	150,000	154,568
3.63%, 06/19/28 (a)	250,000	269,073
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	500,000	499,558
2.88%, 09/23/23 (a)	1,400,000	1,414,656
3.20%, 09/23/26 (a)	1,000,000	1,009,234
Stryker Corp.
2.63%, 03/15/21 (a)	250,000	251,156
3.50%, 03/15/26 (a)	1,000,000	1,047,221
3.65%, 03/07/28 (a)	150,000	159,296
4.63%, 03/15/46 (a)	500,000	569,157
Sysco Corp.
3.55%, 03/15/25 (a)	750,000	786,557
3.75%, 10/01/25 (a)	750,000	795,218
3.30%, 07/15/26 (a)	250,000	256,841
4.50%, 04/01/46 (a)	150,000	163,071
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21 (a)(h)	400,000	414,031
4.40%, 11/26/23 (a)(h)	250,000	268,040
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	300,000	310,646
3.60%, 08/15/21 (a)	550,000	562,907
3.30%, 02/15/22	750,000	768,208
3.00%, 04/15/23 (a)	250,000	256,532
4.15%, 02/01/24 (a)	800,000	857,926
3.20%, 08/15/27 (a)	132,000	135,261
5.30%, 02/01/44 (a)	200,000	243,219
4.10%, 08/15/47 (a)	250,000	267,867
Tupperware Brands Corp.
4.75%, 06/01/21 (a)	250,000	256,832
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	150,000	158,171
4.00%, 03/01/26 (a)	250,000	266,110
4.35%, 03/01/29 (a)	250,000	273,629
4.88%, 08/15/34 (a)	750,000	856,436
4.55%, 06/02/47 (a)	500,000	523,784
5.10%, 09/28/48 (a)	150,000	169,682
Unilever Capital Corp.
4.25%, 02/10/21	800,000	825,978
2.75%, 03/22/21	350,000	353,668
1.38%, 07/28/21	500,000	492,615
2.20%, 05/05/22 (a)	250,000	250,512
2.60%, 05/05/24 (a)	150,000	151,718
2.00%, 07/28/26	500,000	482,733
3.50%, 03/22/28 (a)	400,000	426,622
Whirlpool Corp.
4.85%, 06/15/21	250,000	260,653
4.00%, 03/01/24	350,000	366,485
4.75%, 02/26/29 (a)	250,000	269,466
Wyeth LLC
6.00%, 02/15/36	150,000	197,267
5.95%, 04/01/37	500,000	663,653
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23 (a)	250,000	258,156
4.45%, 08/15/45 (a)	849,000	857,677
Zoetis, Inc.
3.25%, 02/01/23 (a)	250,000	255,326
3.00%, 09/12/27 (a)	500,000	500,006
3.90%, 08/20/28 (a)	500,000	533,282
4.70%, 02/01/43 (a)	100,000	113,172
4.45%, 08/20/48 (a)	250,000	276,184
		263,809,138

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Energy 2.2%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (a)	598,000	619,223
6.45%, 09/15/36	700,000	861,754
6.60%, 03/15/46 (a)	850,000	1,108,229
Apache Corp.
3.25%, 04/15/22 (a)	505,000	512,677
4.38%, 10/15/28 (a)	250,000	261,478
5.10%, 09/01/40 (a)	500,000	506,289
4.75%, 04/15/43 (a)	450,000	439,722
5.35%, 07/01/49 (a)	350,000	371,896
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	250,000	252,865
3.34%, 12/15/27 (a)	750,000	755,773
4.08%, 12/15/47 (a)	600,000	581,796
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	500,000	533,585
4.45%, 07/15/27 (a)	650,000	665,231
BP Capital Markets America, Inc.
4.50%, 10/01/20	1,050,000	1,079,216
4.74%, 03/11/21	1,000,000	1,041,230
3.25%, 05/06/22	200,000	205,999
2.75%, 05/10/23	250,000	252,921
3.79%, 02/06/24 (a)	250,000	264,882
3.22%, 04/14/24 (a)	250,000	259,051
3.80%, 09/21/25 (a)	500,000	534,006
3.12%, 05/04/26 (a)	250,000	254,974
3.59%, 04/14/27 (a)	300,000	315,161
3.94%, 09/21/28 (a)	200,000	218,026
4.23%, 11/06/28 (a)	600,000	664,750
BP Capital Markets PLC
3.56%, 11/01/21	500,000	516,250
3.06%, 03/17/22	500,000	511,721
2.50%, 11/06/22	300,000	301,882
3.99%, 09/26/23	250,000	266,133
3.51%, 03/17/25	500,000	526,351
3.28%, 09/19/27 (a)	750,000	776,013
Buckeye Partners LP
4.88%, 02/01/21 (a)	350,000	355,716
4.35%, 10/15/24 (a)	300,000	286,739
4.13%, 12/01/27 (a)	615,000	542,595
Burlington Resources LLC
5.95%, 10/15/36	250,000	327,172
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	1,500,000	1,515,868
3.80%, 04/15/24 (a)	150,000	156,937
7.20%, 01/15/32	225,000	298,208
6.25%, 03/15/38	400,000	494,556
6.75%, 02/01/39	100,000	128,580
4.95%, 06/01/47 (a)	250,000	286,395
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	250,000	251,182
3.80%, 09/15/23 (a)	250,000	257,397
4.25%, 04/15/27 (a)	750,000	777,580
5.25%, 06/15/37 (a)	250,000	261,899
6.75%, 11/15/39	200,000	239,414
Chevron Corp.
2.42%, 11/17/20 (a)	150,000	150,734
2.50%, 03/03/22 (a)	300,000	303,171
2.36%, 12/05/22 (a)	499,000	501,658
3.19%, 06/24/23 (a)	1,150,000	1,194,331
2.90%, 03/03/24 (a)	1,500,000	1,550,521
2.95%, 05/16/26 (a)	250,000	258,233
Cimarex Energy Co.
4.38%, 06/01/24 (a)	250,000	264,958
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	583,000	627,901
Concho Resources, Inc.
4.30%, 08/15/28 (a)	1,000,000	1,077,685
4.88%, 10/01/47 (a)	150,000	168,141
4.85%, 08/15/48 (a)	125,000	140,773
ConocoPhillips Co.
4.95%, 03/15/26 (a)	500,000	571,497
6.50%, 02/01/39	1,100,000	1,546,721
4.30%, 11/15/44 (a)	500,000	554,751
5.95%, 03/15/46 (a)	125,000	172,725
ConocoPhillips Holding Co.
6.95%, 04/15/29	450,000	605,490
Continental Resources, Inc.
5.00%, 09/15/22 (a)	400,000	403,697
4.50%, 04/15/23 (a)	250,000	262,885
4.38%, 01/15/28 (a)	250,000	263,325
4.90%, 06/01/44 (a)	500,000	526,423
Devon Energy Corp.
3.25%, 05/15/22 (a)	1,000,000	1,019,247
5.60%, 07/15/41 (a)	400,000	475,605
5.00%, 06/15/45 (a)	650,000	746,782
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (a)	550,000	621,048
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	101,401
4.95%, 05/15/28 (a)	250,000	262,299
5.00%, 05/15/44 (a)	150,000	140,196
Enbridge Energy Partners LP
4.38%, 10/15/20 (a)	1,000,000	1,023,013
5.88%, 10/15/25 (a)	150,000	173,402
7.50%, 04/15/38	100,000	140,684
Enbridge, Inc.
4.25%, 12/01/26 (a)	1,000,000	1,087,785
3.70%, 07/15/27 (a)	500,000	516,844
4.50%, 06/10/44 (a)	150,000	159,372
5.50%, 12/01/46 (a)	250,000	310,110
Encana Corp.
3.90%, 11/15/21 (a)	250,000	256,163
6.50%, 08/15/34	150,000	184,368
6.50%, 02/01/38	500,000	613,186
Energy Transfer Operating LP
4.15%, 10/01/20 (a)	1,250,000	1,271,709
5.20%, 02/01/22 (a)	1,750,000	1,849,277
4.25%, 03/15/23 (a)	250,000	261,188
5.88%, 01/15/24 (a)	900,000	1,002,613
4.20%, 04/15/27 (a)	250,000	260,028
5.50%, 06/01/27 (a)	250,000	279,899
5.25%, 04/15/29 (a)	300,000	335,484
4.90%, 03/15/35 (a)	750,000	755,753
6.63%, 10/15/36	500,000	582,829
7.50%, 07/01/38	500,000	636,644
6.50%, 02/01/42 (a)	800,000	947,312
5.15%, 03/15/45 (a)	250,000	254,608
6.13%, 12/15/45 (a)	500,000	567,323
5.30%, 04/15/47 (a)	250,000	261,186
6.00%, 06/15/48 (a)	350,000	400,078
6.25%, 04/15/49 (a)	500,000	593,246
Enterprise Products Operating LLC
2.85%, 04/15/21 (a)	1,250,000	1,259,926
3.35%, 03/15/23 (a)	500,000	514,524
3.90%, 02/15/24 (a)	400,000	423,989
3.75%, 02/15/25 (a)	100,000	105,860
3.70%, 02/15/26 (a)	150,000	158,882
3.95%, 02/15/27 (a)	350,000	375,294

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.15%, 10/16/28 (a)	250,000	272,345
6.65%, 10/15/34	250,000	331,099
7.55%, 04/15/38	150,000	207,990
6.13%, 10/15/39	250,000	308,834
6.45%, 09/01/40	70,000	90,028
5.70%, 02/15/42	150,000	181,121
4.45%, 02/15/43 (a)	200,000	209,254
4.85%, 03/15/44 (a)	250,000	277,093
5.10%, 02/15/45 (a)	500,000	572,339
4.90%, 05/15/46 (a)	400,000	449,350
4.25%, 02/15/48 (a)	500,000	518,703
4.80%, 02/01/49 (a)	250,000	277,832
4.20%, 01/31/50 (a)(e)	750,000	770,196
4.95%, 10/15/54 (a)	500,000	546,994
5.25%, 08/16/77 (a)(b)	250,000	239,268
5.38%, 02/15/78 (a)(b)	150,000	139,728
EOG Resources, Inc.
3.15%, 04/01/25 (a)	250,000	256,797
4.15%, 01/15/26 (a)	250,000	272,445
EQM Midstream Partners LP
5.50%, 07/15/28 (a)	250,000	263,379
6.50%, 07/15/48 (a)	250,000	262,968
EQT Corp.
3.00%, 10/01/22 (a)	1,300,000	1,290,410
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	1,000,000	1,003,088
2.40%, 03/06/22 (a)	250,000	252,168
3.18%, 03/15/24 (a)	250,000	261,514
2.71%, 03/06/25 (a)	750,000	766,651
3.57%, 03/06/45 (a)	500,000	525,423
4.11%, 03/01/46 (a)	700,000	806,594
Halliburton Co.
3.50%, 08/01/23 (a)	250,000	258,744
3.80%, 11/15/25 (a)	750,000	787,021
4.85%, 11/15/35 (a)	750,000	801,025
7.45%, 09/15/39	250,000	344,098
4.50%, 11/15/41 (a)	150,000	151,808
5.00%, 11/15/45 (a)	600,000	655,604
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	1,250,000	1,324,170
Hess Corp.
7.30%, 08/15/31	347,000	426,301
7.13%, 03/15/33	600,000	735,948
5.60%, 02/15/41	500,000	538,632
5.80%, 04/01/47 (a)	50,000	55,596
HollyFrontier Corp.
5.88%, 04/01/26 (a)	250,000	274,002
Husky Energy, Inc.
3.95%, 04/15/22 (a)	500,000	517,747
6.80%, 09/15/37	350,000	443,951
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	293,165
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	150,000	152,378
5.00%, 10/01/21 (a)	150,000	157,334
3.45%, 02/15/23 (a)	1,500,000	1,542,013
4.30%, 05/01/24 (a)	300,000	319,092
5.80%, 03/15/35	100,000	115,483
6.95%, 01/15/38	150,000	192,576
5.00%, 08/15/42 (a)	1,100,000	1,164,051
4.70%, 11/01/42 (a)	300,000	305,327
5.40%, 09/01/44 (a)	400,000	443,937
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	750,000	801,817
4.30%, 03/01/28 (a)	1,000,000	1,072,726
Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.80%, 08/01/31	500,000	672,917
5.55%, 06/01/45 (a)	1,200,000	1,390,555
Magellan Midstream Partners LP
5.15%, 10/15/43 (a)	750,000	851,947
Marathon Oil Corp.
2.80%, 11/01/22 (a)	550,000	552,733
3.85%, 06/01/25 (a)	200,000	207,526
6.60%, 10/01/37	700,000	866,042
Marathon Petroleum Corp.
3.40%, 12/15/20 (a)	500,000	505,342
5.13%, 03/01/21 (d)	350,000	365,828
3.63%, 09/15/24 (a)	500,000	517,904
5.13%, 12/15/26 (a)	100,000	109,340
3.80%, 04/01/28 (a)	250,000	254,321
6.50%, 03/01/41 (a)	500,000	625,324
4.75%, 09/15/44 (a)	250,000	258,256
MPLX LP
3.38%, 03/15/23 (a)	150,000	153,553
4.50%, 07/15/23 (a)	500,000	530,702
4.88%, 12/01/24 (a)	250,000	272,133
4.00%, 02/15/25 (a)	250,000	261,232
4.00%, 03/15/28 (a)	250,000	259,144
4.80%, 02/15/29 (a)	500,000	551,162
4.50%, 04/15/38 (a)	500,000	505,651
4.70%, 04/15/48 (a)	1,500,000	1,538,599
5.50%, 02/15/49 (a)	250,000	284,357
National Oilwell Varco, Inc.
2.60%, 12/01/22 (a)	250,000	249,846
3.95%, 12/01/42 (a)	150,000	130,249
Newfield Exploration Co.
5.75%, 01/30/22	600,000	642,955
5.63%, 07/01/24	150,000	166,183
5.38%, 01/01/26 (a)	250,000	274,308
Noble Energy, Inc.
3.85%, 01/15/28 (a)	600,000	612,359
6.00%, 03/01/41 (a)	250,000	286,562
5.25%, 11/15/43 (a)	400,000	431,640
5.05%, 11/15/44 (a)	350,000	372,864
Occidental Petroleum Corp.
4.10%, 02/01/21 (a)	250,000	255,813
2.70%, 02/15/23 (a)	250,000	252,291
3.50%, 06/15/25 (a)	350,000	361,647
3.40%, 04/15/26 (a)	1,000,000	1,019,619
4.40%, 04/15/46 (a)	950,000	984,251
ONEOK Partners LP
6.13%, 02/01/41 (a)	50,000	58,990
ONEOK, Inc.
4.55%, 07/15/28 (a)	1,000,000	1,086,402
4.35%, 03/15/29 (a)	250,000	267,419
5.20%, 07/15/48 (a)	1,000,000	1,103,546
Petro-Canada
5.95%, 05/15/35	350,000	436,336
6.80%, 05/15/38	350,000	479,166
Phillips 66
4.30%, 04/01/22	500,000	526,792
3.90%, 03/15/28 (a)	500,000	525,837
4.88%, 11/15/44 (a)	1,000,000	1,122,584
Phillips 66 Partners LP
3.61%, 02/15/25 (a)	500,000	515,548
4.90%, 10/01/46 (a)	300,000	320,145
Pioneer Natural Resources Co.
3.95%, 07/15/22 (a)	300,000	312,218

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Plains All American Pipeline LP
5.00%, 02/01/21 (a)	1,000,000	1,030,311
3.65%, 06/01/22 (a)	200,000	204,922
3.85%, 10/15/23 (a)	150,000	155,081
4.65%, 10/15/25 (a)	750,000	800,509
4.50%, 12/15/26 (a)	500,000	532,700
6.65%, 01/15/37	100,000	116,309
4.30%, 01/31/43 (a)	800,000	723,787
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	1,000,000	1,089,838
5.75%, 05/15/24 (a)	2,175,000	2,420,285
5.63%, 03/01/25 (a)	1,000,000	1,120,758
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	250,000	263,195
Shell International Finance BV
1.88%, 05/10/21	1,000,000	995,904
1.75%, 09/12/21	250,000	248,014
3.40%, 08/12/23	750,000	783,517
3.25%, 05/11/25	1,500,000	1,575,076
2.88%, 05/10/26	500,000	511,732
2.50%, 09/12/26	200,000	198,993
4.13%, 05/11/35	850,000	946,302
6.38%, 12/15/38	1,500,000	2,113,794
4.55%, 08/12/43	1,050,000	1,231,587
4.38%, 05/11/45	250,000	288,196
4.00%, 05/10/46	250,000	275,568
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	100,000	108,377
5.95%, 09/25/43 (a)	600,000	747,091
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	250,000	261,007
5.95%, 12/01/34	250,000	322,189
6.50%, 06/15/38	450,000	603,806
4.00%, 11/15/47 (a)	250,000	259,533
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (a)	250,000	262,368
5.35%, 05/15/45 (a)	100,000	104,158
Total Capital International S.A.
2.75%, 06/19/21	300,000	303,561
2.88%, 02/17/22	500,000	508,947
2.70%, 01/25/23	250,000	253,971
3.70%, 01/15/24	500,000	530,850
3.75%, 04/10/24	500,000	533,483
3.46%, 02/19/29 (a)	356,000	379,414
Total Capital S.A.
3.88%, 10/11/28	250,000	275,062
TransCanada PipeLines Ltd.
2.50%, 08/01/22	695,000	694,801
4.88%, 01/15/26 (a)	350,000	386,584
4.25%, 05/15/28 (a)	500,000	540,987
4.63%, 03/01/34 (a)	850,000	945,012
6.20%, 10/15/37	250,000	313,875
7.63%, 01/15/39	750,000	1,081,996
4.88%, 05/15/48 (a)	250,000	279,708
5.10%, 03/15/49 (a)	450,000	522,182
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	319,408
4.60%, 03/15/48 (a)	150,000	159,412
Valero Energy Corp.
3.65%, 03/15/25	100,000	103,818
4.00%, 04/01/29 (a)	250,000	261,968
6.63%, 06/15/37	700,000	888,051
4.90%, 03/15/45	500,000	551,742
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	159,211
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Western Midstream Operating LP
3.95%, 06/01/25 (a)	500,000	497,581
4.75%, 08/15/28 (a)	300,000	303,728
5.45%, 04/01/44 (a)	300,000	283,854
5.30%, 03/01/48 (a)	100,000	92,928
Williams Cos., Inc.
3.60%, 03/15/22 (a)	2,150,000	2,207,034
3.90%, 01/15/25 (a)	350,000	367,306
4.00%, 09/15/25 (a)	150,000	158,860
3.75%, 06/15/27 (a)	750,000	775,020
8.75%, 03/15/32	500,000	712,133
6.30%, 04/15/40	600,000	730,070
5.10%, 09/15/45 (a)	250,000	270,438
4.85%, 03/01/48 (a)	500,000	535,610
		140,495,906
Industrial Other 0.1%
CBRE Services, Inc.
4.88%, 03/01/26 (a)	250,000	272,329
Cintas Corp. No 2
3.70%, 04/01/27 (a)	750,000	799,260
Fluor Corp.
3.50%, 12/15/24 (a)	300,000	307,773
George Washington University
4.13%, 09/15/48 (a)	270,000	303,628
Massachusetts Institute of Technology
5.60%, 07/01/11	415,000	627,016
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	50,000	49,041
3.30%, 07/15/56 (a)	1,250,000	1,237,721
Princeton University
5.70%, 03/01/39	1,000,000	1,360,919
Steelcase, Inc.
5.13%, 01/18/29 (a)	150,000	163,775
University of Southern California
3.03%, 10/01/39	400,000	392,016
William Marsh Rice University
3.57%, 05/15/45	300,000	314,614
		5,828,092
Technology 2.0%
Adobe, Inc.
3.25%, 02/01/25 (a)	500,000	521,774
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	200,000	209,322
Alphabet, Inc.
3.38%, 02/25/24	600,000	634,188
2.00%, 08/15/26 (a)	250,000	243,666
Amphenol Corp.
4.35%, 06/01/29 (a)	150,000	162,473
Analog Devices, Inc.
2.50%, 12/05/21 (a)	250,000	250,817
3.13%, 12/05/23 (a)	750,000	767,868
3.90%, 12/15/25 (a)	300,000	317,132
Apple, Inc.
2.25%, 02/23/21 (a)	2,250,000	2,258,744
2.85%, 05/06/21	2,250,000	2,283,669
2.15%, 02/09/22	600,000	602,592
2.50%, 02/09/22 (a)	1,250,000	1,265,483
2.70%, 05/13/22	250,000	254,411
2.40%, 01/13/23 (a)	1,000,000	1,009,326
2.40%, 05/03/23	1,750,000	1,768,588
3.00%, 02/09/24 (a)	150,000	155,036

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.45%, 05/06/24	1,150,000	1,217,502
2.75%, 01/13/25 (a)	500,000	511,515
3.25%, 02/23/26 (a)	500,000	522,831
3.35%, 02/09/27 (a)	1,500,000	1,576,386
4.50%, 02/23/36 (a)	250,000	293,496
3.85%, 05/04/43	1,000,000	1,061,884
4.45%, 05/06/44	500,000	576,276
3.45%, 02/09/45	600,000	598,897
4.38%, 05/13/45	1,100,000	1,255,534
4.25%, 02/09/47 (a)	2,100,000	2,364,116
3.75%, 11/13/47 (a)	250,000	263,069
Applied Materials, Inc.
2.63%, 10/01/20 (a)	250,000	251,419
4.30%, 06/15/21	250,000	260,570
3.90%, 10/01/25 (a)	750,000	805,622
3.30%, 04/01/27 (a)	200,000	207,875
5.85%, 06/15/41	150,000	193,785
4.35%, 04/01/47 (a)	350,000	391,557
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	500,000	495,657
3.88%, 01/12/28 (a)	100,000	99,249
Autodesk, Inc.
4.38%, 06/15/25 (a)	500,000	532,075
Avnet, Inc.
4.63%, 04/15/26 (a)	250,000	261,684
Baidu, Inc.
2.88%, 07/06/22	500,000	501,700
3.88%, 09/29/23 (a)	750,000	778,272
4.38%, 03/29/28 (a)	250,000	263,944
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (a)	1,500,000	1,504,463
2.65%, 01/15/23 (a)	150,000	147,983
3.63%, 01/15/24 (a)	2,500,000	2,525,398
3.13%, 01/15/25 (a)	500,000	489,022
3.88%, 01/15/27 (a)	1,000,000	980,820
3.50%, 01/15/28 (a)	350,000	332,593
Broadcom, Inc.
3.13%, 04/15/21 (h)	250,000	251,704
3.63%, 10/15/24 (a)(h)	500,000	502,840
4.25%, 04/15/26 (a)(h)	500,000	507,860
4.75%, 04/15/29 (a)(h)	650,000	668,021
Cisco Systems, Inc.
2.20%, 02/28/21	1,200,000	1,201,086
1.85%, 09/20/21 (a)	250,000	248,618
2.20%, 09/20/23 (a)	750,000	753,257
3.63%, 03/04/24	250,000	266,931
3.50%, 06/15/25	250,000	265,964
5.90%, 02/15/39	500,000	684,194
5.50%, 01/15/40	1,000,000	1,320,522
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	250,000	258,899
Corning, Inc.
2.90%, 05/15/22 (a)	250,000	253,329
5.35%, 11/15/48 (a)	250,000	306,778
4.38%, 11/15/57 (a)	400,000	389,661
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(h)	1,250,000	1,288,454
5.45%, 06/15/23 (a)(h)	800,000	862,781
4.00%, 07/15/24 (a)(h)	250,000	256,718
6.02%, 06/15/26 (a)(h)	2,000,000	2,208,081
4.90%, 10/01/26 (a)(h)	500,000	522,098
5.30%, 10/01/29 (a)(h)	500,000	527,351
8.10%, 07/15/36 (a)(h)	250,000	308,620
8.35%, 07/15/46 (a)(h)	550,000	695,262
Security Rate, Maturity Date	Face Amount ($)	Value ($)
DXC Technology Co.
4.25%, 04/15/24 (a)	150,000	157,286
4.75%, 04/15/27 (a)	150,000	159,721
Fidelity National Information Services, Inc.
2.25%, 08/15/21 (a)	250,000	249,572
3.50%, 04/15/23 (a)	909,000	940,213
5.00%, 10/15/25 (a)	139,000	156,160
3.00%, 08/15/26 (a)	450,000	455,710
4.25%, 05/15/28 (a)	750,000	818,442
4.50%, 08/15/46 (a)	100,000	105,529
Fiserv, Inc.
3.50%, 10/01/22 (a)	250,000	257,699
2.75%, 07/01/24 (a)	600,000	606,040
3.85%, 06/01/25 (a)	250,000	264,818
3.20%, 07/01/26 (a)	600,000	613,355
4.20%, 10/01/28 (a)	750,000	812,608
3.50%, 07/01/29 (a)	600,000	618,001
4.40%, 07/01/49 (a)	500,000	528,249
Flex Ltd.
4.75%, 06/15/25 (a)	500,000	518,756
Harris Corp.
6.15%, 12/15/40	150,000	193,883
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	1,000,000	1,013,354
3.50%, 10/05/21 (a)	250,000	256,049
4.40%, 10/15/22 (a)	1,000,000	1,055,203
6.35%, 10/15/45 (a)	750,000	832,265
HP, Inc.
4.30%, 06/01/21	500,000	517,472
4.05%, 09/15/22	250,000	261,292
6.00%, 09/15/41	500,000	551,455
IBM Credit LLC
2.65%, 02/05/21	250,000	251,465
3.60%, 11/30/21	250,000	257,916
Intel Corp.
2.45%, 07/29/20	750,000	751,685
1.70%, 05/19/21 (a)	750,000	744,531
2.35%, 05/11/22 (a)	1,600,000	1,613,324
3.15%, 05/11/27 (a)	1,000,000	1,042,016
4.80%, 10/01/41	500,000	591,033
4.25%, 12/15/42 (d)	250,000	276,231
4.10%, 05/19/46 (a)	650,000	712,096
4.10%, 05/11/47 (a)	750,000	823,915
International Business Machines Corp.
2.25%, 02/19/21	1,500,000	1,500,247
2.80%, 05/13/21	150,000	151,857
2.85%, 05/13/22	850,000	864,820
1.88%, 08/01/22	200,000	198,077
2.88%, 11/09/22	250,000	255,453
3.38%, 08/01/23	150,000	155,525
3.63%, 02/12/24	1,000,000	1,052,074
3.00%, 05/15/24	500,000	513,846
3.45%, 02/19/26	750,000	784,653
3.30%, 05/15/26	500,000	518,736
3.30%, 01/27/27	1,000,000	1,033,525
3.50%, 05/15/29	1,000,000	1,047,539
4.15%, 05/15/39	750,000	802,698
4.00%, 06/20/42	700,000	723,095
4.70%, 02/19/46	150,000	171,883
4.25%, 05/15/49	850,000	917,265
Jabil, Inc.
3.95%, 01/12/28 (a)	250,000	245,858
Juniper Networks, Inc.
4.50%, 03/15/24	500,000	534,666
5.95%, 03/15/41	100,000	109,192

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	650,000	695,579
KLA-Tencor Corp.
4.13%, 11/01/21 (a)	300,000	310,728
4.65%, 11/01/24 (a)	500,000	548,263
4.10%, 03/15/29 (a)	150,000	157,938
5.00%, 03/15/49 (a)	100,000	111,565
Lam Research Corp.
2.80%, 06/15/21 (a)	500,000	503,967
3.80%, 03/15/25 (a)	500,000	528,084
4.00%, 03/15/29 (a)	300,000	320,214
4.88%, 03/15/49 (a)	100,000	110,289
Micron Technology, Inc.
4.64%, 02/06/24 (a)	100,000	104,340
4.98%, 02/06/26 (a)	150,000	157,775
5.33%, 02/06/29 (a)	250,000	265,274
Microsoft Corp.
2.00%, 11/03/20 (a)	1,000,000	999,812
1.55%, 08/08/21 (a)	1,750,000	1,735,688
2.40%, 02/06/22 (a)	500,000	505,434
2.38%, 02/12/22 (a)	1,000,000	1,010,484
2.65%, 11/03/22 (a)	150,000	153,392
2.00%, 08/08/23 (a)	650,000	649,302
2.88%, 02/06/24 (a)	250,000	259,208
2.70%, 02/12/25 (a)	400,000	410,969
3.13%, 11/03/25 (a)	1,000,000	1,053,564
2.40%, 08/08/26 (a)	2,000,000	2,011,819
3.30%, 02/06/27 (a)	575,000	611,502
4.20%, 11/03/35 (a)	350,000	401,924
3.45%, 08/08/36 (a)	750,000	794,829
4.10%, 02/06/37 (a)	800,000	914,093
4.50%, 10/01/40 (d)	100,000	118,932
5.30%, 02/08/41	500,000	653,932
4.45%, 11/03/45 (a)	1,600,000	1,921,461
3.70%, 08/08/46 (a)	500,000	541,212
4.25%, 02/06/47 (a)	1,850,000	2,183,001
4.00%, 02/12/55 (a)	600,000	675,493
4.75%, 11/03/55 (a)	250,000	317,781
3.95%, 08/08/56 (a)	650,000	724,407
4.50%, 02/06/57 (a)	750,000	919,524
Motorola Solutions, Inc.
3.50%, 03/01/23	250,000	254,955
4.60%, 02/23/28 (a)	400,000	420,032
4.60%, 05/23/29 (a)	250,000	261,712
5.50%, 09/01/44	100,000	101,437
NVIDIA Corp.
2.20%, 09/16/21 (a)	700,000	698,466
3.20%, 09/16/26 (a)	500,000	511,865
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)(h)	500,000	554,330
5.55%, 12/01/28 (a)(h)	150,000	168,504
Oracle Corp.
2.80%, 07/08/21	1,000,000	1,013,907
1.90%, 09/15/21 (a)	1,100,000	1,094,808
2.50%, 05/15/22 (a)	1,150,000	1,162,739
2.50%, 10/15/22	1,500,000	1,511,188
2.40%, 09/15/23 (a)	250,000	250,517
3.40%, 07/08/24 (a)	650,000	681,668
2.95%, 11/15/24 (a)	500,000	515,464
2.95%, 05/15/25 (a)	500,000	514,934
2.65%, 07/15/26 (a)	756,000	760,091
3.25%, 11/15/27 (a)	750,000	786,023
3.25%, 05/15/30 (a)	250,000	263,545
4.30%, 07/08/34 (a)	400,000	455,835
3.90%, 05/15/35 (a)	350,000	379,495
3.80%, 11/15/37 (a)	1,000,000	1,062,733
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.50%, 04/15/38	500,000	704,852
6.13%, 07/08/39	750,000	1,029,658
5.38%, 07/15/40	750,000	951,868
4.13%, 05/15/45 (a)	600,000	650,263
4.00%, 07/15/46 (a)	500,000	536,911
4.00%, 11/15/47 (a)	600,000	645,781
4.38%, 05/15/55 (a)	350,000	388,209
QUALCOMM, Inc.
3.00%, 05/20/22	1,000,000	1,018,965
2.90%, 05/20/24 (a)	125,000	127,059
3.45%, 05/20/25 (a)	1,500,000	1,558,282
3.25%, 05/20/27 (a)	250,000	255,245
4.80%, 05/20/45 (a)	750,000	842,939
4.30%, 05/20/47 (a)	250,000	262,118
salesforce.com, Inc.
3.70%, 04/11/28 (a)	500,000	539,523
Seagate HDD Cayman
4.75%, 06/01/23	750,000	774,486
4.75%, 01/01/25	500,000	505,661
4.88%, 06/01/27 (a)	500,000	502,198
Tech Data Corp.
4.95%, 02/15/27 (a)	250,000	261,847
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	500,000	497,073
2.25%, 05/01/23 (a)	250,000	250,640
2.90%, 11/03/27 (a)	200,000	205,623
4.15%, 05/15/48 (a)	550,000	624,975
Total System Services, Inc.
3.75%, 06/01/23 (a)	750,000	774,638
4.45%, 06/01/28 (a)	250,000	268,143
Trimble, Inc.
4.15%, 06/15/23 (a)	250,000	258,917
4.90%, 06/15/28 (a)	200,000	214,464
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	150,000	150,448
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	500,000	534,330
4.13%, 03/15/29 (a)	150,000	160,917
VMware, Inc.
3.90%, 08/21/27 (a)	500,000	507,626
Xilinx, Inc.
2.95%, 06/01/24 (a)	250,000	253,846
		132,171,197
Transportation 0.6%
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/26	187,980	194,550
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	602,086	614,450
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/28	1,315,500	1,328,609
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (a)	250,000	265,949
3.40%, 09/01/24 (a)	1,500,000	1,584,412
5.05%, 03/01/41 (a)	500,000	607,432
5.40%, 06/01/41 (a)	150,000	190,018
4.38%, 09/01/42 (a)	550,000	624,145
5.15%, 09/01/43 (a)	350,000	435,494
4.55%, 09/01/44 (a)	1,000,000	1,160,884
4.05%, 06/15/48 (a)	1,500,000	1,666,572
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	153,395
3.20%, 08/02/46 (a)	250,000	245,096

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.65%, 02/03/48 (a)	250,000	263,503
4.45%, 01/20/49 (a)	200,000	239,388
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	350,000	359,740
4.00%, 06/01/28 (a)	250,000	272,952
7.13%, 10/15/31	500,000	694,632
6.13%, 09/15/15 (a)	19,000	26,069
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/22	333,248	353,629
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/24	70,469	73,952
CSX Corp.
4.25%, 06/01/21 (a)	150,000	155,038
3.70%, 11/01/23 (a)	150,000	157,966
2.60%, 11/01/26 (a)	250,000	247,416
3.25%, 06/01/27 (a)	878,000	907,316
3.80%, 03/01/28 (a)	100,000	107,597
6.15%, 05/01/37	500,000	646,432
5.50%, 04/15/41 (a)	1,000,000	1,209,882
4.10%, 03/15/44 (a)	850,000	892,085
3.80%, 11/01/46 (a)	500,000	507,003
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/22	320,762	353,613
Delta Air Lines, Inc.
2.60%, 12/04/20	500,000	499,738
3.63%, 03/15/22 (a)	250,000	254,425
4.38%, 04/19/28 (a)	250,000	255,300
FedEx Corp.
3.40%, 01/14/22	150,000	153,841
3.25%, 04/01/26 (a)	350,000	363,614
3.30%, 03/15/27 (a)	400,000	410,453
3.40%, 02/15/28 (a)	500,000	515,665
3.90%, 02/01/35	300,000	302,074
3.88%, 08/01/42	200,000	188,232
4.75%, 11/15/45 (a)	200,000	209,732
4.55%, 04/01/46 (a)	500,000	512,210
4.40%, 01/15/47 (a)	1,000,000	997,632
4.95%, 10/17/48 (a)	300,000	328,107
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	375,000	393,038
Kansas City Southern
3.00%, 05/15/23 (a)	150,000	152,395
4.30%, 05/15/43 (a)	150,000	155,765
4.70%, 05/01/48 (a)	200,000	224,398
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	750,000	762,784
2.90%, 06/15/26 (a)	600,000	609,499
4.84%, 10/01/41	350,000	405,995
4.45%, 06/15/45 (a)	250,000	278,585
4.65%, 01/15/46 (a)	450,000	513,518
4.15%, 02/28/48 (a)	500,000	538,067
4.05%, 08/15/52 (a)	250,000	260,986
5.10%, 08/01/18 (a)	100,000	113,610
Ryder System, Inc.
3.40%, 03/01/23 (a)	500,000	514,050
3.88%, 12/01/23 (a)	250,000	262,319
3.65%, 03/18/24 (a)	500,000	523,115
Southwest Airlines Co.
3.45%, 11/16/27 (a)	400,000	411,583
Union Pacific Corp.
4.00%, 02/01/21 (a)	250,000	256,513
3.20%, 06/08/21	250,000	254,538
4.16%, 07/15/22 (a)	250,000	262,543
3.65%, 02/15/24 (a)	500,000	525,355
3.15%, 03/01/24 (a)	250,000	257,955
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 08/15/25 (a)	500,000	520,471
2.75%, 03/01/26 (a)	500,000	502,738
3.38%, 02/01/35 (a)	750,000	747,714
4.38%, 09/10/38 (a)	500,000	554,905
4.15%, 01/15/45 (a)	1,000,000	1,057,930
4.05%, 11/15/45 (a)	120,000	125,640
4.00%, 04/15/47 (a)	500,000	528,108
4.50%, 09/10/48 (a)	600,000	683,677
3.80%, 10/01/51 (a)	250,000	251,698
4.38%, 11/15/65 (a)	100,000	106,040
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/26	112,847	118,784
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/28	460,424	463,042
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/30	343,907	352,374
United Parcel Service, Inc.
3.13%, 01/15/21	500,000	507,542
2.05%, 04/01/21	250,000	249,669
2.35%, 05/16/22 (a)	250,000	251,602
2.45%, 10/01/22	500,000	505,529
2.80%, 11/15/24 (a)	250,000	255,724
3.05%, 11/15/27 (a)	500,000	517,272
6.20%, 01/15/38	400,000	543,338
4.88%, 11/15/40 (a)	650,000	762,133
3.75%, 11/15/47 (a)	250,000	252,746
		39,065,529
		974,215,921

Utility 1.8%
Electric 1.6%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	101,625
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	257,190
3.80%, 06/15/49 (a)	250,000	258,743
Alabama Power Co.
3.55%, 12/01/23	350,000	368,006
4.30%, 01/02/46 (a)	500,000	558,287
3.70%, 12/01/47 (a)	1,000,000	1,013,689
Ameren Corp.
3.65%, 02/15/26 (a)	750,000	779,533
Ameren Illinois Co.
4.50%, 03/15/49 (a)	150,000	174,904
Appalachian Power Co.
3.40%, 06/01/25 (a)	500,000	518,900
3.30%, 06/01/27 (a)	300,000	305,875
7.00%, 04/01/38	750,000	1,039,432
4.45%, 06/01/45 (a)	500,000	549,156
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	259,390
4.35%, 11/15/45 (a)	1,000,000	1,088,316
Avangrid, Inc.
3.15%, 12/01/24 (a)	500,000	510,168
3.80%, 06/01/29 (a)	145,000	151,882
Baltimore Gas & Electric Co.
3.50%, 08/15/46 (a)	250,000	247,371
3.75%, 08/15/47 (a)	100,000	102,296
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	250,000	250,767
3.25%, 04/15/28 (a)	1,500,000	1,550,937
6.13%, 04/01/36	737,000	987,401
5.95%, 05/15/37	250,000	323,113

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.15%, 11/15/43 (a)	800,000	981,672
4.50%, 02/01/45 (a)	850,000	959,028
Black Hills Corp.
4.35%, 05/01/33 (a)	250,000	275,859
CenterPoint Energy Houston Electric LLC
4.25%, 02/01/49 (a)	300,000	340,496
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	300,000	300,514
3.85%, 02/01/24 (a)	250,000	262,103
4.25%, 11/01/28 (a)	750,000	810,934
CMS Energy Corp.
3.00%, 05/15/26 (a)	850,000	852,942
4.88%, 03/01/44 (a)	500,000	575,164
Commonwealth Edison Co.
3.70%, 08/15/28 (a)	950,000	1,021,951
3.80%, 10/01/42 (a)	150,000	155,238
3.70%, 03/01/45 (a)	250,000	254,641
3.65%, 06/15/46 (a)	250,000	254,417
Connecticut Light & Power Co.
4.00%, 04/01/48 (a)	400,000	437,953
Consolidated Edison Co. of New York, Inc.
6.75%, 04/01/38	500,000	703,690
5.50%, 12/01/39	250,000	314,595
3.95%, 03/01/43 (a)	1,000,000	1,038,671
4.45%, 03/15/44 (a)	1,150,000	1,268,546
4.13%, 05/15/49 (a)	150,000	161,952
4.50%, 05/15/58 (a)	150,000	167,533
Consolidated Edison, Inc.
2.00%, 05/15/21 (a)	250,000	248,856
Consumers Energy Co.
3.38%, 08/15/23 (a)	500,000	519,690
3.95%, 05/15/43 (a)	250,000	267,220
Dayton Power & Light Co.
3.95%, 06/15/49 (a)(h)	250,000	258,005
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	500,000	523,192
Dominion Energy South Carolina, Inc.
4.35%, 02/01/42 (a)	484,000	531,583
Dominion Energy, Inc.
2.00%, 08/15/21 (a)	250,000	248,042
2.85%, 08/15/26 (a)	750,000	743,963
4.25%, 06/01/28 (a)	150,000	163,291
5.25%, 08/01/33	500,000	587,765
4.05%, 09/15/42 (a)	500,000	508,559
4.60%, 03/15/49 (a)	150,000	166,294
DPL, Inc.
7.25%, 10/15/21 (a)	244,000	263,215
4.35%, 04/15/29 (a)(h)	250,000	254,703
DTE Electric Co.
3.70%, 06/01/46 (a)	500,000	519,627
4.05%, 05/15/48 (a)	150,000	166,181
3.95%, 03/01/49 (a)	300,000	327,587
DTE Energy Co.
3.30%, 06/15/22 (a)	500,000	510,911
3.70%, 08/01/23 (a)	250,000	261,042
2.85%, 10/01/26 (a)	245,000	242,446
Duke Energy Carolinas LLC
6.10%, 06/01/37	250,000	328,605
6.05%, 04/15/38	1,255,000	1,678,963
5.30%, 02/15/40	600,000	748,877
3.75%, 06/01/45 (a)	750,000	772,045
3.88%, 03/15/46 (a)	250,000	262,846
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Corp.
1.80%, 09/01/21 (a)	500,000	494,675
3.55%, 09/15/21 (a)	250,000	255,651
3.05%, 08/15/22 (a)	950,000	968,725
3.75%, 04/15/24 (a)	1,000,000	1,055,629
2.65%, 09/01/26 (a)	500,000	494,769
3.40%, 06/15/29 (a)	350,000	358,245
3.75%, 09/01/46 (a)	200,000	195,320
3.95%, 08/15/47 (a)	250,000	253,177
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	1,250,000	1,290,489
Duke Energy Ohio, Inc.
4.30%, 02/01/49 (a)	150,000	168,299
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	1,500,000	1,625,908
3.70%, 10/15/46 (a)	500,000	508,731
3.60%, 09/15/47 (a)	150,000	149,954
Edison International
2.95%, 03/15/23 (a)	500,000	479,413
5.75%, 06/15/27 (a)	100,000	107,576
Emera US Finance LP
2.70%, 06/15/21 (a)	150,000	150,562
3.55%, 06/15/26 (a)	187,000	191,234
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	500,000	522,117
Entergy Corp.
4.00%, 07/15/22 (a)	500,000	520,346
2.95%, 09/01/26 (a)	250,000	250,624
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	500,000	489,204
4.95%, 01/15/45 (a)	500,000	528,936
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	150,000	157,221
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	247,000	266,571
Eversource Energy
2.75%, 03/15/22 (a)	250,000	253,090
3.80%, 12/01/23 (a)	500,000	527,920
3.30%, 01/15/28 (a)	250,000	255,352
Exelon Corp.
3.50%, 06/01/22 (a)	100,000	102,485
3.95%, 06/15/25 (a)	500,000	531,151
4.95%, 06/15/35 (a)(h)	250,000	280,160
5.63%, 06/15/35	250,000	303,029
4.45%, 04/15/46 (a)	500,000	532,888
Exelon Generation Co. LLC
4.00%, 10/01/20 (a)	250,000	253,667
4.25%, 06/15/22 (a)	250,000	261,855
6.25%, 10/01/39	1,000,000	1,184,470
5.60%, 06/15/42 (a)	250,000	278,985
FirstEnergy Corp.
3.90%, 07/15/27 (a)	750,000	788,378
7.38%, 11/15/31	500,000	684,102
4.85%, 07/15/47 (a)	500,000	569,196
Florida Power & Light Co.
2.75%, 06/01/23 (a)	250,000	254,848
3.25%, 06/01/24 (a)	250,000	261,975
3.13%, 12/01/25 (a)	500,000	522,252
4.95%, 06/01/35	150,000	176,672
5.95%, 02/01/38	150,000	202,894
5.96%, 04/01/39	500,000	671,035
4.05%, 06/01/42 (a)	350,000	383,165
3.80%, 12/15/42 (a)	275,000	292,617
3.70%, 12/01/47 (a)	605,000	631,598

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.95%, 03/01/48 (a)	250,000	274,014
4.13%, 06/01/48 (a)	150,000	168,572
3.99%, 03/01/49 (a)	150,000	164,759
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	307,988
Georgia Power Co.
2.85%, 05/15/22	1,000,000	1,012,940
4.30%, 03/15/42	150,000	159,276
Indiana Michigan Power Co.
3.75%, 07/01/47 (a)	250,000	253,346
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	100,000	108,550
6.25%, 07/15/39	250,000	326,364
ITC Holdings Corp.
3.25%, 06/30/26 (a)	600,000	610,235
3.35%, 11/15/27 (a)	100,000	102,958
LG&E & KU Energy LLC
3.75%, 11/15/20 (a)	1,000,000	1,014,913
MidAmerican Energy Co.
3.95%, 08/01/47 (a)	200,000	216,244
3.65%, 08/01/48 (a)	250,000	258,415
4.25%, 07/15/49 (a)	250,000	285,003
National Rural Utilities Cooperative Finance Corp.
2.90%, 03/15/21	250,000	253,044
2.40%, 04/25/22 (a)	250,000	251,827
2.30%, 09/15/22 (a)	250,000	250,675
3.40%, 11/15/23 (a)	250,000	260,995
2.95%, 02/07/24 (a)	410,000	420,845
3.25%, 11/01/25 (a)	250,000	260,446
3.40%, 02/07/28 (a)	250,000	261,517
3.90%, 11/01/28 (a)	250,000	272,367
5.25%, 04/20/46 (a)(b)	800,000	816,937
Nevada Power Co.
3.70%, 05/01/29 (a)	750,000	801,973
6.65%, 04/01/36	500,000	684,749
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21 (a)	150,000	155,325
3.25%, 04/01/26 (a)	500,000	514,418
3.55%, 05/01/27 (a)	200,000	208,974
3.50%, 04/01/29 (a)	400,000	416,419
Northern States Power Co.
6.25%, 06/01/36	750,000	1,015,490
3.40%, 08/15/42 (a)	45,000	44,579
4.00%, 08/15/45 (a)	250,000	266,963
3.60%, 05/15/46 (a)	500,000	512,729
3.60%, 09/15/47 (a)	250,000	255,395
NorthWestern Corp.
4.18%, 11/15/44 (a)	500,000	539,773
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	154,646
3.25%, 05/15/29 (a)	250,000	259,647
5.50%, 03/15/40	150,000	186,928
4.40%, 03/01/44 (a)	250,000	278,037
NV Energy, Inc.
6.25%, 11/15/20	350,000	368,127
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	186,499
5.38%, 11/01/40	150,000	178,011
5.25%, 09/01/50	150,000	175,831
Ohio Power Co.
5.38%, 10/01/21	250,000	267,078
4.00%, 06/01/49 (a)	250,000	269,733
Oklahoma Gas & Electric Co.
4.15%, 04/01/47 (a)	240,000	253,828
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)(h)	250,000	254,851
7.00%, 05/01/32	250,000	349,127
4.55%, 12/01/41 (a)	1,200,000	1,398,697
PacifiCorp
3.85%, 06/15/21 (a)	150,000	154,232
4.15%, 02/15/50 (a)	150,000	167,325
PECO Energy Co.
3.90%, 03/01/48 (a)	1,000,000	1,054,951
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	250,000	262,593
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	1,100,000	1,151,073
3.40%, 06/01/23 (a)	1,000,000	1,025,605
5.00%, 03/15/44 (a)	250,000	278,274
PPL Electric Utilities Corp.
6.25%, 05/15/39	500,000	685,566
4.15%, 06/15/48 (a)	750,000	827,579
Progress Energy, Inc.
4.40%, 01/15/21 (a)	250,000	256,555
7.75%, 03/01/31	250,000	350,781
PSEG Power LLC
3.00%, 06/15/21 (a)	1,500,000	1,516,509
Public Service Co. of Colorado
2.25%, 09/15/22 (a)	1,000,000	1,001,593
3.70%, 06/15/28 (a)	150,000	161,913
Public Service Co. of New Hampshire
3.60%, 07/01/49 (a)	350,000	358,238
Public Service Electric & Gas Co.
3.95%, 05/01/42 (a)	100,000	107,943
3.80%, 01/01/43 (a)	150,000	157,344
3.80%, 03/01/46 (a)	150,000	158,354
3.60%, 12/01/47 (a)	500,000	512,287
3.85%, 05/01/49 (a)	250,000	268,446
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	150,000	150,446
2.88%, 06/15/24 (a)	250,000	253,507
Puget Energy, Inc.
6.50%, 12/15/20	500,000	527,784
6.00%, 09/01/21	250,000	267,303
Puget Sound Energy, Inc.
5.64%, 04/15/41 (a)	250,000	312,124
4.30%, 05/20/45 (a)	150,000	166,812
4.22%, 06/15/48 (a)	250,000	279,801
San Diego Gas & Electric Co.
3.00%, 08/15/21	250,000	253,303
2.50%, 05/15/26 (a)	200,000	194,117
3.75%, 06/01/47 (a)	250,000	240,471
Sempra Energy
3.55%, 06/15/24 (a)	400,000	413,849
Southern California Edison Co.
2.40%, 02/01/22 (a)	500,000	497,093
3.50%, 10/01/23 (a)	250,000	257,433
4.20%, 03/01/29 (a)	150,000	159,855
6.65%, 04/01/29	500,000	572,807
5.35%, 07/15/35	250,000	279,010
5.55%, 01/15/37	500,000	574,760
5.95%, 02/01/38	500,000	599,184
4.00%, 04/01/47 (a)	250,000	249,386
4.13%, 03/01/48 (a)	650,000	656,364
4.88%, 03/01/49 (a)	150,000	168,907

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Southern Co.
2.35%, 07/01/21 (a)	350,000	349,857
4.25%, 07/01/36 (a)	250,000	258,640
4.40%, 07/01/46 (a)	250,000	264,294
Southern Power Co.
5.15%, 09/15/41	1,000,000	1,095,598
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	487,556
Southwestern Public Service Co.
3.40%, 08/15/46 (a)	100,000	97,301
Tampa Electric Co.
4.30%, 06/15/48 (a)	1,000,000	1,072,797
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	250,000	253,018
4.85%, 12/01/48 (a)	100,000	117,337
Union Electric Co.
3.50%, 03/15/29 (a)	850,000	901,326
3.90%, 09/15/42 (a)	100,000	105,292
4.00%, 04/01/48 (a)	250,000	268,792
Virginia Electric & Power Co.
2.95%, 01/15/22 (a)	250,000	253,591
2.75%, 03/15/23 (a)	281,000	285,175
3.45%, 02/15/24 (a)	250,000	260,623
3.15%, 01/15/26 (a)	250,000	258,407
3.50%, 03/15/27 (a)	700,000	738,251
6.00%, 05/15/37	800,000	1,028,435
8.88%, 11/15/38	150,000	246,491
4.45%, 02/15/44 (a)	500,000	565,562
3.80%, 09/15/47 (a)	500,000	514,183
4.60%, 12/01/48 (a)	150,000	173,003
WEC Energy Group, Inc.
3.38%, 06/15/21	250,000	254,990
3.55%, 06/15/25 (a)	150,000	157,639
Westar Energy, Inc.
4.13%, 03/01/42 (a)	100,000	107,127
4.10%, 04/01/43 (a)	750,000	801,918
4.25%, 12/01/45 (a)	250,000	275,097
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	250,000	253,819
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	252,464
Xcel Energy, Inc.
2.40%, 03/15/21 (a)	250,000	249,986
4.00%, 06/15/28 (a)	250,000	269,329
6.50%, 07/01/36	140,000	183,962
		103,568,942
Natural Gas 0.1%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	1,000,000	1,018,139
4.13%, 10/15/44 (a)	100,000	109,663
4.30%, 10/01/48 (a)	250,000	282,923
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (a)	250,000	309,621
4.10%, 09/01/47 (a)	200,000	205,551
NiSource, Inc.
3.65%, 06/15/23 (a)	150,000	155,495
3.49%, 05/15/27 (a)	250,000	258,820
4.80%, 02/15/44 (a)	875,000	977,083
5.65%, 02/01/45 (a)	300,000	364,888
4.38%, 05/15/47 (a)	150,000	160,666
ONE Gas, Inc.
3.61%, 02/01/24 (a)	100,000	104,601
4.66%, 02/01/44 (a)	300,000	346,496
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	200,000	209,536
3.64%, 11/01/46 (a)	110,000	105,731
Sempra Energy
2.85%, 11/15/20 (a)	150,000	151,056
2.90%, 02/01/23 (a)	250,000	252,265
3.75%, 11/15/25 (a)	385,000	397,676
3.25%, 06/15/27 (a)	150,000	150,138
3.40%, 02/01/28 (a)	250,000	249,814
3.80%, 02/01/38 (a)	300,000	290,628
6.00%, 10/15/39	350,000	422,368
4.00%, 02/01/48 (a)	250,000	245,345
Southern California Gas Co.
2.60%, 06/15/26 (a)	500,000	489,488
4.13%, 06/01/48 (a)	150,000	160,647
3.95%, 02/15/50 (a)	150,000	157,119
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (a)	750,000	738,273
4.40%, 05/30/47 (a)	250,000	264,831
		8,578,861
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	250,000	260,170
3.75%, 09/01/28 (a)	250,000	265,789
3.45%, 06/01/29 (a)	250,000	260,153
6.59%, 10/15/37	450,000	616,273
3.75%, 09/01/47 (a)	500,000	507,455
4.20%, 09/01/48 (a)	250,000	269,915
Aqua America, Inc.
3.57%, 05/01/29 (a)	250,000	260,019
4.28%, 05/01/49 (a)	150,000	161,740
		2,601,514
		114,749,317
Total Corporates
(Cost $1,527,565,007)		1,596,980,152

Treasuries 39.3% of net assets
Bonds
8.75%, 08/15/20	1,750,000	1,882,070
7.88%, 02/15/21	750,000	822,393
8.13%, 05/15/21	750,000	836,821
8.13%, 08/15/21	1,000,000	1,131,562
8.00%, 11/15/21 (d)	2,149,000	2,458,255
7.25%, 08/15/22	1,500,000	1,750,430
7.63%, 11/15/22	2,200,000	2,623,629
7.13%, 02/15/23	1,500,000	1,782,773
6.25%, 08/15/23	1,250,000	1,473,389
7.50%, 11/15/24	750,000	968,145
7.63%, 02/15/25	500,000	654,580
6.88%, 08/15/25	500,000	645,303
6.00%, 02/15/26 (d)	1,891,000	2,378,043
6.75%, 08/15/26	1,209,000	1,601,099
6.50%, 11/15/26	1,250,000	1,645,508
6.63%, 02/15/27	1,000,000	1,334,082
6.38%, 08/15/27	500,000	666,973
6.13%, 11/15/27	2,438,000	3,225,160
5.50%, 08/15/28	1,750,000	2,264,917
5.25%, 11/15/28	750,000	959,370
5.25%, 02/15/29	2,778,000	3,569,079
6.13%, 08/15/29	4,250,000	5,852,300
6.25%, 05/15/30 (d)	3,135,000	4,423,840
5.38%, 02/15/31	3,700,000	4,970,141
4.50%, 02/15/36	7,550,000	9,963,051

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.75%, 02/15/37	3,386,000	4,637,828
5.00%, 05/15/37	4,250,000	5,993,579
4.38%, 02/15/38 (d)	2,800,000	3,702,289
4.50%, 05/15/38	3,000,000	4,031,074
3.50%, 02/15/39 (d)	1,372,000	1,630,188
4.25%, 05/15/39	2,350,000	3,075,058
4.50%, 08/15/39	5,250,000	7,093,345
4.38%, 11/15/39 (d)	3,331,000	4,430,100
4.63%, 02/15/40	6,115,000	8,397,973
4.38%, 05/15/40	5,000,000	6,658,789
3.88%, 08/15/40	3,800,000	4,747,402
4.25%, 11/15/40 (d)	4,159,000	5,458,281
4.75%, 02/15/41	5,500,000	7,697,852
4.38%, 05/15/41	4,400,000	5,876,922
3.75%, 08/15/41	2,523,000	3,098,412
3.13%, 11/15/41	4,400,000	4,925,937
3.13%, 02/15/42 (d)	6,590,000	7,371,533
3.00%, 05/15/42	6,000,000	6,571,875
2.75%, 08/15/42	8,399,000	8,816,161
2.75%, 11/15/42	7,770,000	8,147,270
3.13%, 02/15/43	7,500,000	8,365,283
2.88%, 05/15/43	12,199,000	13,050,786
3.63%, 08/15/43	8,983,000	10,845,218
3.75%, 11/15/43	11,268,000	13,873,505
3.63%, 02/15/44	13,995,000	16,914,270
3.38%, 05/15/44	13,112,000	15,239,371
3.13%, 08/15/44	10,500,000	11,716,934
3.00%, 11/15/44 (d)	11,350,000	12,402,092
2.50%, 02/15/45	11,800,000	11,758,285
3.00%, 05/15/45	11,250,000	12,305,127
2.88%, 08/15/45	9,350,000	9,995,369
3.00%, 11/15/45	8,650,000	9,468,371
2.50%, 02/15/46	14,300,000	14,228,221
2.50%, 05/15/46	11,100,000	11,038,430
2.25%, 08/15/46	13,300,000	12,568,240
2.88%, 11/15/46	8,785,000	9,403,553
3.00%, 02/15/47	8,650,000	9,488,307
3.00%, 05/15/47	9,200,000	10,077,773
2.75%, 08/15/47	14,450,000	15,083,881
2.75%, 11/15/47	14,150,000	14,772,379
3.00%, 02/15/48	7,900,000	8,656,209
3.13%, 05/15/48	15,940,000	17,889,848
3.00%, 08/15/48	16,350,000	17,934,545
3.38%, 11/15/48	9,850,000	11,597,028
3.00%, 02/15/49	17,150,000	18,838,873
2.88%, 05/15/49	12,850,000	13,787,648
Notes
1.50%, 07/15/20	3,000,000	2,986,465
1.63%, 07/31/20 (d)	22,300,000	22,228,570
2.00%, 07/31/20	9,400,000	9,407,344
1.50%, 08/15/20	7,000,000	6,968,555
2.63%, 08/15/20 (d)	14,276,000	14,389,204
1.38%, 08/31/20	9,000,000	8,945,508
2.13%, 08/31/20	7,000,000	7,017,227
2.63%, 08/31/20	6,900,000	6,957,399
1.38%, 09/15/20	5,000,000	4,970,312
1.38%, 09/30/20	11,500,000	11,427,676
2.00%, 09/30/20	8,500,000	8,513,115
2.75%, 09/30/20	10,000,000	10,106,055
1.63%, 10/15/20	6,800,000	6,779,016
1.38%, 10/31/20	11,815,000	11,740,002
1.75%, 10/31/20	7,984,000	7,971,369
2.88%, 10/31/20	10,800,000	10,941,961
1.75%, 11/15/20	18,000,000	17,975,742
2.63%, 11/15/20	20,332,000	20,543,659
1.63%, 11/30/20	16,600,000	16,549,746
2.00%, 11/30/20	5,944,000	5,957,119
2.75%, 11/30/20	8,600,000	8,708,844
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 12/15/20	6,000,000	6,003,633
1.75%, 12/31/20	11,000,000	10,987,109
2.38%, 12/31/20	6,091,000	6,140,370
2.50%, 12/31/20	16,300,000	16,460,135
2.00%, 01/15/21	19,000,000	19,050,469
1.38%, 01/31/21	9,000,000	8,938,125
2.13%, 01/31/21	3,506,000	3,522,640
2.50%, 01/31/21	20,900,000	21,120,838
2.25%, 02/15/21	1,500,000	1,510,430
3.63%, 02/15/21 (d)	10,073,000	10,364,369
1.13%, 02/28/21	8,000,000	7,911,094
2.00%, 02/28/21	2,965,000	2,974,381
2.50%, 02/28/21	42,300,000	42,780,006
2.38%, 03/15/21	9,050,000	9,138,556
1.25%, 03/31/21	9,000,000	8,917,207
2.25%, 03/31/21	29,576,000	29,809,373
2.38%, 04/15/21	7,100,000	7,173,219
1.38%, 04/30/21	16,000,000	15,884,688
2.25%, 04/30/21	7,286,000	7,347,902
2.63%, 05/15/21	21,200,000	21,530,422
3.13%, 05/15/21	3,500,000	3,586,748
1.38%, 05/31/21	10,800,000	10,721,109
2.00%, 05/31/21	3,034,000	3,047,392
2.13%, 05/31/21	26,200,000	26,380,637
2.63%, 06/15/21	9,500,000	9,660,127
1.13%, 06/30/21	4,000,000	3,951,562
1.63%, 06/30/21	5,000,000	4,988,965
2.13%, 06/30/21	1,512,000	1,523,104
2.63%, 07/15/21	14,500,000	14,753,184
1.13%, 07/31/21	6,500,000	6,417,354
2.25%, 07/31/21	3,000,000	3,030,234
2.13%, 08/15/21	13,421,900	13,526,496
2.75%, 08/15/21	8,050,000	8,217,761
1.13%, 08/31/21	5,100,000	5,033,162
2.00%, 08/31/21	3,750,000	3,770,215
2.75%, 09/15/21	4,000,000	4,089,375
1.13%, 09/30/21	2,900,000	2,861,825
2.13%, 09/30/21	6,250,000	6,303,589
2.88%, 10/15/21	12,200,000	12,512,148
1.25%, 10/31/21	4,550,000	4,500,057
2.00%, 10/31/21	5,900,000	5,936,529
2.00%, 11/15/21 (d)	9,300,000	9,362,666
2.88%, 11/15/21	12,000,000	12,318,047
1.75%, 11/30/21	8,100,000	8,103,955
1.88%, 11/30/21	8,000,000	8,026,250
2.63%, 12/15/21	11,000,000	11,242,773
2.00%, 12/31/21	7,500,000	7,551,709
2.13%, 12/31/21	5,750,000	5,806,265
2.50%, 01/15/22	3,000,000	3,057,129
1.50%, 01/31/22 (d)	6,300,000	6,265,547
1.88%, 01/31/22	8,500,000	8,531,211
2.00%, 02/15/22	7,600,000	7,655,070
2.50%, 02/15/22	12,500,000	12,747,314
1.75%, 02/28/22	7,500,000	7,505,713
1.88%, 02/28/22	7,100,000	7,127,457
2.38%, 03/15/22	7,000,000	7,125,371
1.75%, 03/31/22	6,050,000	6,054,608
1.88%, 03/31/22	5,500,000	5,525,137
2.25%, 04/15/22	13,000,000	13,184,590
1.75%, 04/30/22	6,000,000	6,005,977
1.88%, 04/30/22	9,724,000	9,764,833
1.75%, 05/15/22	7,000,000	7,006,152
2.13%, 05/15/22	7,000,000	7,079,434
1.75%, 05/31/22	8,000,000	8,006,719
1.88%, 05/31/22 (d)	6,500,000	6,530,342
1.75%, 06/15/22	10,000,000	10,015,039
1.75%, 06/30/22	10,500,000	10,514,561
2.13%, 06/30/22	9,000,000	9,107,578

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 07/31/22	6,000,000	6,027,773
2.00%, 07/31/22	6,500,000	6,554,844
1.63%, 08/15/22	18,911,000	18,855,966
1.63%, 08/31/22	8,500,000	8,473,936
1.88%, 08/31/22	9,000,000	9,041,660
1.75%, 09/30/22	6,250,000	6,255,249
1.88%, 09/30/22	8,500,000	8,543,164
1.88%, 10/31/22	8,000,000	8,040,000
2.00%, 10/31/22	9,000,000	9,079,980
1.63%, 11/15/22	7,677,000	7,652,560
2.00%, 11/30/22	36,600,000	36,935,262
2.13%, 12/31/22	10,000,000	10,137,695
1.75%, 01/31/23	9,300,000	9,307,810
2.38%, 01/31/23	10,500,000	10,736,045
2.00%, 02/15/23	12,894,000	13,018,407
1.50%, 02/28/23	7,500,000	7,441,113
2.63%, 02/28/23	7,500,000	7,738,037
1.50%, 03/31/23 (d)	7,000,000	6,942,852
2.50%, 03/31/23	8,100,000	8,327,021
1.63%, 04/30/23	8,000,000	7,969,688
2.75%, 04/30/23	7,700,000	7,989,803
1.75%, 05/15/23 (d)	10,500,000	10,507,998
1.63%, 05/31/23	9,300,000	9,264,762
2.75%, 05/31/23	15,500,000	16,094,570
1.38%, 06/30/23	5,500,000	5,424,590
2.63%, 06/30/23	23,000,000	23,792,871
1.25%, 07/31/23	6,250,000	6,130,737
2.75%, 07/31/23	2,900,000	3,015,264
2.50%, 08/15/23	17,176,000	17,698,996
1.38%, 08/31/23	6,000,000	5,913,049
2.75%, 08/31/23	4,000,000	4,161,953
1.38%, 09/30/23	6,750,000	6,649,017
2.88%, 09/30/23	25,500,000	26,679,873
1.63%, 10/31/23	7,750,000	7,712,461
2.88%, 10/31/23	4,100,000	4,292,828
2.75%, 11/15/23	13,296,000	13,857,964
2.13%, 11/30/23	11,250,000	11,431,274
2.88%, 11/30/23	17,500,000	18,340,137
2.25%, 12/31/23	4,750,000	4,853,164
2.63%, 12/31/23	17,800,000	18,472,367
2.25%, 01/31/24	4,700,000	4,802,629
2.50%, 01/31/24	24,000,000	24,790,313
2.75%, 02/15/24	10,119,000	10,568,426
2.13%, 02/29/24	9,250,000	9,403,745
2.38%, 02/29/24	11,000,000	11,311,094
2.13%, 03/31/24	22,250,000	22,624,600
2.00%, 04/30/24	5,500,000	5,560,693
2.25%, 04/30/24	27,500,000	28,126,807
2.50%, 05/15/24	17,730,000	18,342,239
2.00%, 05/31/24	14,500,000	14,671,904
1.75%, 06/30/24	11,500,000	11,496,182
2.00%, 06/30/24	6,250,000	6,318,603
2.13%, 07/31/24	7,000,000	7,120,449
2.38%, 08/15/24	17,500,000	18,016,113
2.13%, 09/30/24	17,300,000	17,595,992
2.25%, 10/31/24	8,250,000	8,443,682
2.25%, 11/15/24	18,200,000	18,627,629
2.13%, 11/30/24	7,000,000	7,121,406
2.25%, 12/31/24	9,500,000	9,725,625
2.50%, 01/31/25	7,000,000	7,260,312
2.75%, 02/28/25	6,900,000	7,250,256
2.63%, 03/31/25	19,350,000	20,207,900
2.88%, 04/30/25	4,000,000	4,234,062
2.13%, 05/15/25	15,612,400	15,879,213
2.88%, 05/31/25	7,300,000	7,730,871
2.75%, 06/30/25	8,000,000	8,420,469
2.88%, 07/31/25	5,500,000	5,830,430
2.00%, 08/15/25	22,700,000	22,921,680
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 08/31/25	9,750,000	10,270,254
3.00%, 09/30/25	13,700,000	14,638,396
3.00%, 10/31/25	1,000,000	1,069,082
2.25%, 11/15/25	14,900,000	15,262,023
2.88%, 11/30/25	7,700,000	8,178,994
2.63%, 12/31/25	7,700,000	8,065,299
2.63%, 01/31/26	7,000,000	7,333,730
1.63%, 02/15/26	11,700,000	11,531,127
2.50%, 02/28/26	17,800,000	18,516,520
2.25%, 03/31/26	21,100,000	21,623,791
2.38%, 04/30/26	2,500,000	2,581,982
1.63%, 05/15/26	13,911,000	13,693,641
2.13%, 05/31/26	14,500,000	14,743,838
1.88%, 06/30/26	9,000,000	9,004,395
1.50%, 08/15/26	18,750,000	18,273,934
2.00%, 11/15/26 (d)	11,000,000	11,085,723
2.25%, 02/15/27	18,750,000	19,218,018
2.38%, 05/15/27	13,750,000	14,217,822
2.25%, 08/15/27	16,300,000	16,698,267
2.25%, 11/15/27	17,800,000	18,225,879
2.75%, 02/15/28	19,850,000	21,109,234
2.88%, 05/15/28	20,800,000	22,338,062
2.88%, 08/15/28	19,900,000	21,387,836
3.13%, 11/15/28	25,950,000	28,466,947
2.63%, 02/15/29	22,700,000	23,940,963
2.38%, 05/15/29	20,500,000	21,187,070
Total Treasuries
(Cost $2,458,974,898)		2,534,656,092

Government Related 5.7% of net assets

Agency 2.5%
Foreign 1.2%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.88%, 01/20/21	1,000,000	999,313
2.88%, 09/07/21	250,000	255,561
2.38%, 10/01/21	250,000	252,850
2.63%, 01/31/22	350,000	357,024
2.88%, 03/13/23	500,000	518,449
		2,383,197
British Virgin 0.0%
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	750,000	757,390
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	700,000	744,092
4.88%, 04/30/44	250,000	295,473
Export Development Canada
1.75%, 07/21/20	2,000,000	1,994,804
1.50%, 05/26/21	250,000	248,153
2.75%, 03/15/23	250,000	258,452
2.63%, 02/21/24	500,000	517,268
Nexen, Inc.
5.88%, 03/10/35	600,000	746,197
6.40%, 05/15/37	750,000	1,002,078
		5,806,517

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.64%, 05/26/21	250,000	249,905
2.45%, 10/20/21	250,000	249,150
		499,055
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	300,000	332,490
4.13%, 01/16/25	377,000	391,138
5.38%, 06/26/26 (a)	778,000	858,834
7.38%, 09/18/43	250,000	321,565
5.88%, 05/28/45	500,000	554,825
		2,458,852
Germany 0.5%
FMS Wertmanagement
2.00%, 08/01/22 (i)	500,000	502,356
2.75%, 03/06/23 (i)	275,000	284,068
2.75%, 01/30/24 (i)	500,000	519,302
Kreditanstalt fuer Wiederaufbau
2.75%, 09/08/20 (i)	1,000,000	1,009,072
1.88%, 12/15/20 (i)	500,000	499,699
1.63%, 03/15/21 (i)	1,000,000	996,284
2.38%, 03/24/21 (i)	850,000	857,788
2.63%, 04/12/21 (i)	1,500,000	1,519,635
1.50%, 06/15/21 (i)	2,000,000	1,987,788
2.38%, 08/25/21 (i)	2,250,000	2,277,153
3.13%, 12/15/21 (i)	1,500,000	1,548,211
2.63%, 01/25/22 (i)	1,250,000	1,276,637
2.50%, 02/15/22 (i)	1,250,000	1,273,021
2.13%, 03/07/22 (i)	1,250,000	1,261,219
2.13%, 06/15/22 (i)	1,500,000	1,514,862
2.00%, 09/29/22 (i)	3,000,000	3,021,028
2.00%, 10/04/22 (i)	250,000	251,642
2.38%, 12/29/22 (i)	750,000	765,031
2.13%, 01/17/23 (i)	250,000	252,796
2.63%, 02/28/24 (i)	1,500,000	1,553,610
2.50%, 11/20/24 (i)	3,250,000	3,360,093
2.88%, 04/03/28 (i)	1,000,000	1,063,831
0.00%, 06/29/37 (i)(j)	750,000	475,900
Landwirtschaftliche Rentenbank
2.25%, 10/01/21 (i)	1,000,000	1,009,733
2.00%, 01/13/25 (i)	500,000	503,496
2.38%, 06/10/25 (i)	500,000	513,377
1.75%, 07/27/26 (i)	500,000	493,053
2.50%, 11/15/27 (i)	500,000	516,730
		31,107,415
Japan 0.1%
Japan Bank for International Cooperation
2.13%, 07/21/20	750,000	750,305
2.13%, 11/16/20	500,000	500,565
1.50%, 07/21/21	250,000	247,792
2.00%, 11/04/21	300,000	299,936
2.50%, 06/01/22	250,000	253,588
2.38%, 07/21/22	1,500,000	1,516,217
2.38%, 11/16/22	2,300,000	2,325,820
3.25%, 07/20/23	250,000	261,467
2.50%, 05/23/24	950,000	967,782
2.25%, 11/04/26	1,000,000	998,529
2.88%, 06/01/27	250,000	259,544
2.88%, 07/21/27	450,000	467,049
2.75%, 11/16/27	1,200,000	1,232,814
3.25%, 07/20/28	750,000	803,668
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	196,964
		11,082,040
Mexico 0.2%
Petroleos Mexicanos
5.50%, 01/21/21	300,000	304,050
6.38%, 02/04/21	500,000	514,250
4.88%, 01/24/22	350,000	350,000
3.50%, 01/30/23	1,150,000	1,094,110
4.63%, 09/21/23	1,250,000	1,231,262
4.88%, 01/18/24	1,250,000	1,224,937
4.50%, 01/23/26	750,000	690,510
6.88%, 08/04/26	1,350,000	1,370,115
6.50%, 03/13/27	1,400,000	1,385,860
5.35%, 02/12/28	500,000	456,300
6.50%, 01/23/29	400,000	388,000
6.63%, 06/15/35	610,000	566,538
6.50%, 06/02/41	900,000	800,550
5.50%, 06/27/44	450,000	361,463
6.38%, 01/23/45	1,000,000	863,750
5.63%, 01/23/46 (h)	250,000	202,625
6.75%, 09/21/47	1,800,000	1,607,400
6.35%, 02/12/48	953,000	821,724
		14,233,444
Norway 0.1%
Equinor A.S.A.
3.15%, 01/23/22	750,000	767,917
2.45%, 01/17/23	500,000	503,355
3.70%, 03/01/24	550,000	585,520
3.25%, 11/10/24	150,000	156,857
3.63%, 09/10/28 (a)	250,000	268,886
4.25%, 11/23/41	1,000,000	1,118,270
		3,400,805
Republic of Korea 0.1%
Export-Import Bank of Korea
4.38%, 09/15/21	1,100,000	1,149,472
2.75%, 01/25/22	200,000	201,985
5.00%, 04/11/22	500,000	535,887
2.38%, 06/25/24	200,000	200,308
2.88%, 01/21/25	1,250,000	1,275,605
3.25%, 11/10/25	2,000,000	2,088,909
Korea Development Bank
2.50%, 01/13/21	250,000	250,804
		5,702,970
Sweden 0.1%
Svensk Exportkredit AB
1.75%, 08/28/20	350,000	348,841
1.75%, 03/10/21	750,000	748,037
2.38%, 04/09/21	250,000	252,058
2.88%, 05/22/21	750,000	763,552
2.38%, 03/09/22	900,000	911,777
2.00%, 08/30/22	350,000	351,313
		3,375,578
		80,807,263
U.S. 1.3%
CNOOC Finance 2015 USA LLC
3.75%, 05/02/23	250,000	258,994
3.50%, 05/05/25	200,000	206,369
4.38%, 05/02/28	250,000	271,824

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fannie Mae
1.50%, 07/30/20	3,600,000	3,582,410
1.50%, 11/30/20	300,000	298,570
1.88%, 12/28/20	250,000	249,998
1.38%, 02/26/21	1,500,000	1,488,707
1.38%, 10/07/21	1,000,000	990,268
2.00%, 01/05/22	250,000	251,373
1.88%, 04/05/22	3,000,000	3,006,183
2.38%, 01/19/23	3,000,000	3,060,005
2.50%, 02/05/24	4,000,000	4,121,981
2.13%, 04/24/26	6,000,000	6,047,515
1.88%, 09/24/26	2,000,000	1,980,948
7.13%, 01/15/30 (d)	527,000	764,999
7.25%, 05/15/30	1,000,000	1,476,113
6.63%, 11/15/30	1,200,000	1,717,087
5.63%, 07/15/37	1,000,000	1,411,814
Federal Farm Credit Bank
1.95%, 11/02/21	1,250,000	1,252,060
1.92%, 04/19/22 (a)	1,500,000	1,500,157
Federal Home Loan Bank
1.75%, 07/13/20 (a)	250,000	249,311
2.63%, 10/01/20	2,500,000	2,521,742
1.38%, 02/18/21	1,000,000	992,817
1.88%, 07/07/21	1,100,000	1,101,257
1.13%, 07/14/21	1,000,000	987,735
3.00%, 10/12/21	5,200,000	5,339,682
1.88%, 11/29/21	3,850,000	3,859,019
2.38%, 06/10/22	400,000	406,512
2.13%, 03/10/23	250,000	252,962
2.50%, 02/13/24	1,600,000	1,650,009
2.88%, 06/14/24	1,075,000	1,126,188
5.38%, 08/15/24	1,750,000	2,046,994
3.25%, 11/16/28	2,300,000	2,501,460
5.50%, 07/15/36	400,000	558,974
Freddie Mac
2.38%, 02/16/21	8,000,000	8,070,553
1.13%, 08/12/21	1,000,000	985,989
2.38%, 01/13/22 (d)	5,351,000	5,431,386
6.75%, 09/15/29	500,000	701,877
6.75%, 03/15/31 (d)	564,000	820,981
6.25%, 07/15/32	700,000	1,005,998
Private Export Funding Corp.
2.30%, 09/15/20	2,000,000	2,006,610
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,076,561
6.75%, 11/01/25	488,000	621,361
2.88%, 02/01/27	500,000	523,078
5.25%, 09/15/39	750,000	1,000,860
4.63%, 09/15/60	100,000	133,299
		80,910,590
		161,717,853

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24 (d)	1,160,000	1,477,501
Province of Alberta
3.35%, 11/01/23	250,000	263,991
2.95%, 01/23/24	350,000	364,014
3.30%, 03/15/28	1,500,000	1,605,490
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Province of British Columbia
2.65%, 09/22/21	250,000	254,262
2.00%, 10/23/22	450,000	451,511
2.25%, 06/02/26	300,000	302,787
Province of Manitoba
2.05%, 11/30/20	250,000	250,218
2.13%, 05/04/22	250,000	251,097
2.60%, 04/16/24	250,000	256,451
2.13%, 06/22/26	750,000	744,466
Province of New Brunswick
2.50%, 12/12/22	250,000	253,946
Province of Ontario
2.55%, 02/12/21	1,000,000	1,008,963
2.50%, 09/10/21	1,000,000	1,011,988
2.40%, 02/08/22	500,000	506,396
2.55%, 04/25/22	500,000	508,358
2.45%, 06/29/22	1,500,000	1,521,904
3.40%, 10/17/23	500,000	528,421
3.05%, 01/29/24	500,000	522,337
3.20%, 05/16/24	500,000	527,105
2.50%, 04/27/26	500,000	508,902
2.30%, 06/15/26	500,000	503,833
Province of Quebec
2.75%, 08/25/21	750,000	764,099
2.38%, 01/31/22	750,000	758,856
2.63%, 02/13/23	250,000	255,920
7.13%, 02/09/24	1,000,000	1,213,704
2.88%, 10/16/24	1,000,000	1,042,976
2.75%, 04/12/27	250,000	259,937
7.50%, 09/15/29	168,000	243,604
		18,163,037
		18,163,037
U.S. 0.6%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	300,000	403,422
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	435,335
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	500,000	808,275
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	600,000	972,678
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,350,000	2,039,755
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,400,000	2,219,084
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	1,050,000	1,580,113
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	1,215,000	1,839,170
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	212,474
Series C
4.47%, 01/01/49	150,000	176,346
Chicago Transit Authority
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	395,000	534,095
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	200,000	271,234

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
City of Chicago IL
GO Bonds Series 2012
5.43%, 01/01/42	350,000	345,737
City of New York NY
GO Bonds Series 2010
6.25%, 06/01/35 (a)	750,000	773,565
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	463,916
GO (Build America Bonds) Series 2009
5.46%, 12/01/39 (d)	100,000	127,751
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	263,690
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	901,068
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	549,934
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	321,590
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	197,147
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	373,180
District of Columbia
Series E
5.59%, 12/01/34	350,000	440,048
Florida State Board of Administration Finance Corp.
Series A
2.64%, 07/01/21	100,000	100,849
Georgia Municipal Electric Authority
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	248,000	298,349
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	252,318
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	480,000	502,517
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,980,000	2,086,762
Los Angeles Department of Water & Power Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	380,490
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.76%, 07/01/29	300,000	365,937
GO (Build America Bonds) Series 2010
6.76%, 07/01/34 (d)	450,000	617,634
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	800,000	862,704
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	916,168
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	75,000	78,932
Security Rate, Maturity Date	Face Amount ($)	Value ($)
New Jersey Economic Development Authority
Series A, (NATL)
7.43%, 02/15/29	350,000	442,393
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	900,000	1,036,350
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	774,405
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	500,000	753,470
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41 (d)	200,000	280,144
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	355,425
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	353,653
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	200,000	255,990
New York State Dormitory Authority
RB (Build America Bonds) Series 2009
5.63%, 03/15/39	200,000	247,924
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	100,000	128,167
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	185,000	224,788
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	250,000	388,375
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	250,000	310,838
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	500,000	604,610
Oregon School Boards Association
Series B
5.55%, 06/30/28	250,000	296,670
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	317,758
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	264,798
Consolidated Bonds 168th Series
4.93%, 10/01/51	250,000	315,430
Consolidated Bonds 174th Series
4.46%, 10/01/62	1,150,000	1,378,838
Regional Transportation District
Series B
5.84%, 11/01/50	100,000	143,009
Sales Tax Securitization Corp.
RB Series B
3.82%, 01/01/48	100,000	98,539
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	428,208
San Diego County Water Authority Financing Corp.
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	497,539

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	1,500,000	1,545,135
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	997,147
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	601,155
Texas Transportation Commission
RB (Build America Bonds) Series B
5.18%, 04/01/30	1,130,000	1,366,159
University of California
RB Series AS
5.95%, 05/15/45	250,000	335,223
RB Series AD
4.86%, 05/15/12	250,000	304,180
Utah
GO (Build America Bonds) Series D
4.55%, 07/01/24	850,000	904,111
GO (Build America Bonds) Series B
3.54%, 07/01/25	525,000	550,147
Wisconsin
RB Series A
5.70%, 05/01/26	690,000	788,235
		40,001,080
		58,164,117

Sovereign 0.9%
Canada 0.0%
Canada Government International Bond
2.63%, 01/25/22	400,000	408,804
2.00%, 11/15/22	750,000	755,385
		1,164,189
Chile 0.0%
Chile Government International Bond
3.13%, 03/27/25	900,000	939,150
3.24%, 02/06/28 (a)	1,000,000	1,050,635
3.63%, 10/30/42	100,000	104,875
3.86%, 06/21/47	250,000	270,377
3.50%, 01/25/50 (a)	400,000	408,400
		2,773,437
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	1,000,000	1,036,760
4.00%, 02/26/24 (a)	450,000	471,713
8.13%, 05/21/24	300,000	370,125
4.50%, 01/28/26 (a)	1,250,000	1,351,719
3.88%, 04/25/27 (a)	450,000	469,913
4.50%, 03/15/29 (a)	200,000	218,700
7.38%, 09/18/37	550,000	750,068
6.13%, 01/18/41	850,000	1,054,008
5.63%, 02/26/44 (a)	1,500,000	1,778,437
5.00%, 06/15/45 (a)	350,000	387,100
5.20%, 05/15/49 (a)	500,000	567,880
		8,456,423
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21	1,250,000	1,336,187
5.38%, 02/21/23	650,000	716,180
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.75%, 11/22/23	1,000,000	1,135,234
7.63%, 03/29/41	350,000	562,818
		3,750,419
Indonesia 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	350,000	352,895
3.50%, 01/11/28	250,000	251,375
4.10%, 04/24/28	500,000	528,640
4.75%, 02/11/29	200,000	222,360
4.35%, 01/11/48	500,000	517,405
5.35%, 02/11/49	500,000	599,426
		2,472,101
Israel 0.0%
Israel Government International Bond
2.88%, 03/16/26	500,000	517,480
3.25%, 01/17/28	500,000	528,810
4.50%, 01/30/43	500,000	575,245
4.13%, 01/17/48	250,000	274,289
		1,895,824
Italy 0.0%
Italy Government International Bond
6.88%, 09/27/23	1,000,000	1,133,766
5.38%, 06/15/33	500,000	549,354
		1,683,120
Mexico 0.2%
Mexico Government International Bond
3.50%, 01/21/21	400,000	406,750
3.63%, 03/15/22	2,400,000	2,460,024
8.00%, 09/24/22	100,000	116,751
4.00%, 10/02/23	600,000	626,565
3.60%, 01/30/25	250,000	256,500
4.13%, 01/21/26	500,000	524,875
4.15%, 03/28/27	1,000,000	1,049,700
3.75%, 01/11/28	250,000	255,125
4.50%, 04/22/29	650,000	697,775
8.30%, 08/15/31	150,000	212,625
6.75%, 09/27/34	250,000	319,375
6.05%, 01/11/40	950,000	1,136,200
4.75%, 03/08/44	2,000,000	2,092,500
5.55%, 01/21/45	800,000	934,000
4.60%, 01/23/46	1,200,000	1,230,612
4.35%, 01/15/47	400,000	397,504
4.60%, 02/10/48	750,000	774,383
5.75%, 10/12/10	750,000	821,257
		14,312,521
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	500,000	532,755
3.75%, 03/16/25 (a)	750,000	792,383
9.38%, 04/01/29	500,000	751,880
6.70%, 01/26/36	750,000	1,023,757
4.50%, 05/15/47	200,000	226,452
4.50%, 04/16/50 (a)	750,000	842,820
		4,170,047
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	750,000	959,250
4.13%, 08/25/27	750,000	836,257

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.84%, 06/20/30	100,000	100,600
8.75%, 11/21/33	250,000	404,375
6.55%, 03/14/37	250,000	353,753
5.63%, 11/18/50	900,000	1,242,009
		3,896,244
Philippines 0.1%
Philippine Government International Bond
4.00%, 01/15/21	800,000	819,306
4.20%, 01/21/24	1,300,000	1,396,817
9.50%, 10/21/24	500,000	673,704
5.50%, 03/30/26	600,000	709,253
9.50%, 02/02/30	500,000	800,809
7.75%, 01/14/31	350,000	516,622
6.38%, 01/15/32	350,000	473,786
6.38%, 10/23/34	500,000	697,951
3.95%, 01/20/40	1,500,000	1,679,902
3.70%, 02/02/42	900,000	981,496
		8,749,646
Poland 0.1%
Poland Government International Bond
5.13%, 04/21/21	850,000	894,748
5.00%, 03/23/22	850,000	914,246
3.00%, 03/17/23	300,000	308,505
4.00%, 01/22/24	500,000	538,996
3.25%, 04/06/26	444,000	470,125
		3,126,620
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	600,000	644,467
2.75%, 01/19/27	250,000	254,346
3.50%, 09/20/28	200,000	216,298
2.50%, 06/19/29	350,000	348,903
4.13%, 06/10/44	200,000	236,789
3.88%, 09/20/48	200,000	228,138
		1,928,941
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	250,000	267,190
4.38%, 10/27/27	500,000	541,567
7.63%, 03/21/36	800,000	1,143,008
4.13%, 11/20/45	150,000	153,563
5.10%, 06/18/50	900,000	1,014,759
4.98%, 04/20/55	600,000	663,756
		3,783,843
		62,163,375

Supranational* 1.4%
African Development Bank
2.38%, 09/23/21	1,150,000	1,164,093
2.13%, 11/16/22	1,500,000	1,516,189
Asian Development Bank
2.25%, 01/20/21	500,000	502,373
1.63%, 03/16/21	500,000	497,992
1.75%, 06/08/21	250,000	249,622
2.00%, 02/16/22	3,150,000	3,167,667
1.88%, 02/18/22	750,000	751,337
1.75%, 09/13/22	3,125,000	3,121,708
2.75%, 03/17/23	100,000	103,447
2.63%, 01/30/24	350,000	362,006
2.00%, 01/22/25	1,650,000	1,659,066
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 04/24/26	500,000	501,694
2.63%, 01/12/27	800,000	835,880
2.50%, 11/02/27	250,000	257,934
2.75%, 01/19/28	250,000	263,097
Asian Infrastructure Investment Bank
2.25%, 05/16/24	750,000	763,509
Corp. Andina de Fomento
2.13%, 09/27/21	1,113,000	1,104,652
4.38%, 06/15/22	550,000	580,096
3.75%, 11/23/23	250,000	262,141
Council of Europe Development Bank
1.63%, 03/16/21	500,000	497,636
2.50%, 02/27/24	115,000	118,200
European Bank for Reconstruction & Development
2.00%, 02/01/21	850,000	851,178
2.75%, 04/26/21	750,000	761,940
1.88%, 07/15/21	500,000	500,435
1.50%, 11/02/21	1,100,000	1,092,313
European Investment Bank
2.88%, 09/15/20	1,350,000	1,364,902
1.63%, 12/15/20	1,000,000	996,226
2.00%, 03/15/21	1,500,000	1,502,804
2.50%, 04/15/21	1,000,000	1,011,368
2.38%, 05/13/21	1,550,000	1,565,738
1.63%, 06/15/21	1,000,000	995,623
1.38%, 09/15/21	1,000,000	990,868
2.13%, 10/15/21	750,000	755,579
2.88%, 12/15/21	1,250,000	1,282,235
2.25%, 03/15/22	1,500,000	1,518,957
2.63%, 05/20/22	750,000	767,398
2.38%, 06/15/22	1,650,000	1,677,452
2.25%, 08/15/22	400,000	405,474
2.50%, 03/15/23	1,600,000	1,641,369
2.88%, 08/15/23	1,250,000	1,301,798
3.13%, 12/14/23	1,300,000	1,372,201
3.25%, 01/29/24	1,350,000	1,433,925
2.63%, 03/15/24	1,450,000	1,502,331
2.25%, 06/24/24	450,000	458,806
2.50%, 10/15/24	500,000	516,107
1.88%, 02/10/25	1,250,000	1,250,631
2.13%, 04/13/26	750,000	757,591
4.88%, 02/15/36	350,000	460,370
Inter-American Development Bank
2.13%, 11/09/20	650,000	651,699
1.88%, 03/15/21	4,600,000	4,601,829
2.63%, 04/19/21	350,000	354,617
1.25%, 09/14/21	350,000	346,202
2.13%, 01/18/22	1,250,000	1,260,279
1.75%, 04/14/22	1,100,000	1,098,523
2.50%, 01/18/23	1,000,000	1,024,159
2.63%, 01/16/24	350,000	361,178
3.00%, 02/21/24	500,000	525,454
2.00%, 06/02/26	100,000	100,149
2.38%, 07/07/27	1,100,000	1,127,202
3.13%, 09/18/28	1,500,000	1,630,673
3.88%, 10/28/41	150,000	179,813
4.38%, 01/24/44	500,000	646,672
International Bank for Reconstruction & Development
1.63%, 09/04/20	500,000	498,157
2.13%, 11/01/20	1,000,000	1,002,254
1.63%, 03/09/21	250,000	249,119
1.38%, 05/24/21	1,800,000	1,783,815
2.25%, 06/24/21	3,000,000	3,025,175
2.75%, 07/23/21	1,550,000	1,578,962
2.00%, 01/26/22	2,700,000	2,715,027
1.63%, 02/10/22	725,000	722,109

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 07/01/22	1,250,000	1,267,271
1.88%, 10/07/22	2,250,000	2,255,254
7.63%, 01/19/23	500,000	599,349
3.00%, 09/27/23	1,100,000	1,153,414
2.82%, 06/05/24 (a)	500,000	505,857
2.50%, 11/25/24	1,000,000	1,032,647
2.50%, 07/29/25	2,000,000	2,064,527
1.88%, 10/27/26	1,000,000	993,871
2.50%, 11/22/27	200,000	207,068
4.75%, 02/15/35	350,000	449,614
International Finance Corp.
1.63%, 07/16/20	1,000,000	996,269
2.25%, 01/25/21	500,000	502,810
1.13%, 07/20/21	1,000,000	985,955
2.88%, 07/31/23	500,000	520,461
Nordic Investment Bank
2.25%, 02/01/21	250,000	251,370
2.25%, 09/30/21	1,450,000	1,462,821
2.13%, 02/01/22	250,000	252,007
2.88%, 07/19/23	250,000	260,282
		88,259,872
Total Government Related
(Cost $359,316,720)		370,305,217

Securitized 29.6% of net assets

Asset-Backed Securities 0.5%
Automobile 0.2%
BMW Vehicle Owner Trust
Series 2018-A, Class A4
2.51%, 06/25/24 (a)	1,400,000	1,411,294
Ford Credit Auto Owner Trust
Series 2017-B, Class A4
1.87%, 09/15/22 (a)	1,100,000	1,095,420
Series 2018-A, Class A4
3.16%, 10/15/23 (a)	1,550,000	1,591,650
Honda Auto Receivables Owner Trust
Series 2017-2, Class A4
1.87%, 09/15/23 (a)	4,740,000	4,725,867
Series 2017-3, Class A4
1.98%, 11/20/23 (a)	1,290,000	1,287,891
Series 2018-3, Class A4
3.07%, 11/21/24 (a)	540,000	551,440
Mercedes-Benz Auto Receivables Trust
Series 2018-1, Class A3
3.03%, 01/17/23 (a)	300,000	304,097
Nissan Auto Receivables Owner Trust
Series 2018-B, Class A3
3.06%, 03/15/23 (a)	820,000	833,492
Series 2017-C, Class A4
2.28%, 02/15/24 (a)	900,000	903,103
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A4
3.13%, 02/15/24 (a)	1,200,000	1,232,966
		13,937,220
Credit Card 0.3%
American Express Credit Account Master Trust
Series 2018-8, Class A
3.18%, 04/15/24 (a)	600,000	614,792
Series 2019-1, Class A
2.87%, 10/15/24 (a)	1,300,000	1,330,410
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital One Multi-Asset Execution Trust
Series 2017-A4, Class A4
1.99%, 07/17/23 (a)	1,800,000	1,797,957
Series 2017-A6, Class A6
2.29%, 07/15/25 (a)	1,000,000	1,008,769
Citibank Credit Card Issuance Trust
Series 2018-A1, Class A1
2.49%, 01/20/23 (a)	1,700,000	1,712,122
Series 2014-A1 Class A1
2.88%, 01/23/23 (a)	1,175,000	1,189,553
Series 2018-A6, Class A6
3.21%, 12/07/24 (a)	1,150,000	1,192,937
Discover Card Execution Note Trust
Series 2015-A4, Class A4
2.19%, 04/17/23 (a)	3,400,000	3,405,861
Series 2018-A5, Class A5
3.32%, 03/15/24 (a)	285,000	292,765
Series 2017-A2, Class A2
2.39%, 07/15/24 (a)	1,363,000	1,376,556
Series 2018-A1, Class A1
3.03%, 08/15/25 (a)	2,100,000	2,167,373
		16,089,095
		30,026,315

Commercial Mortgage-Backed Securities 2.0%
Bank
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	636,537
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	1,056,439
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,853,025
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,833,171
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (a)	5,325,000	5,706,498
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	2,025,000	2,179,414
Series 2016-C4 Class A4
3.28%, 05/10/58 (a)	1,000,000	1,035,917
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (a)	615,000	658,911
Series 2014-GC23 Class A4
3.62%, 07/10/47 (a)	1,000,000	1,058,729
Series 2014-GC25, Class A4
3.64%, 10/10/47 (a)	210,000	222,593
Series 2016-GC36 Class A5
3.62%, 02/10/49 (a)	3,350,000	3,566,385
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	600,000	628,067
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	536,820
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	1,300,000	1,375,396
COMM Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (a)	290,638	296,616
Series 2012-CR3 Class A3
2.82%, 10/15/45 (a)	254,249	257,274
Series 2013-CR6, Class A4
3.10%, 03/10/46 (a)	4,950,000	5,065,264

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2014-CR14 Class A3
3.96%, 02/10/47 (a)	240,000	255,815
Series 2014-CR16 Class ASB
3.65%, 04/10/47 (a)	610,602	628,288
Series 2014-LC15, Class A4
4.01%, 04/10/47 (a)	400,000	427,397
Series 2014-CR19 Class ASB
3.50%, 08/10/47 (a)	400,000	412,958
Series 2014-UBS4, Class A5
3.69%, 08/10/47 (a)	1,600,000	1,694,155
Series 2014-CR20 Class A3
3.33%, 11/10/47 (a)	2,050,000	2,139,921
Series 2014-CR21, Class A3
3.53%, 12/10/47 (a)	189,182	198,307
Series 2015-CR22, Class A5
3.31%, 03/10/48 (a)	750,000	783,761
Series 2015-CR24 Class A5
3.70%, 08/10/48 (a)	400,000	427,023
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	440,000	472,167
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	100,000	106,961
Series 2015-PC1, Class ASB
3.61%, 07/10/50 (a)	2,225,000	2,314,093
Series 2015-PC1, Class A5
3.90%, 07/10/50 (a)	497,400	532,820
Series 2013-CR11 Class A3
3.98%, 08/10/50 (a)	449,884	479,179
Series 2013-CR11 Class A4
4.26%, 08/10/50 (a)	340,000	365,869
Series 2018-COR3, Class A3
4.23%, 05/10/51 (a)	2,800,000	3,116,276
Commercial Mortgage Pass Through Certificates
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	2,700,000	2,890,894
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.72%, 08/15/48 (a)	300,000	318,664
Series 2015-C1 Class A4
3.51%, 04/15/50 (a)	308,000	323,814
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	100,000	106,999
Fannie Mae
Series 2010-M3 Class A3
4.33%, 03/25/20 (a)(f)(k)	49,951	50,384
Series 2015-M4 Class AV2
2.51%, 07/25/22 (a)	65,912	66,487
Series 2016-M3 Class ASQ2
2.26%, 02/25/23 (a)(f)(k)	43,998	44,009
Series 2014-M9 Class A2
3.10%, 07/25/24 (a)(f)(k)	492,000	511,601
Series 2015-M3 Class A2
2.72%, 10/25/24 (a)	550,000	562,704
Series 2015-M13 Class A2
2.80%, 06/25/25 (a)(f)(k)	150,000	153,698
Series 2016-M6 Class A2
2.49%, 05/25/26 (a)	2,600,000	2,617,723
Freddie Mac
Series K016 Class A2
2.97%, 10/25/21 (a)	475,535	484,042
Series K017 Class A2
2.87%, 12/25/21 (a)	96,827	98,502
Series K018, Class A2
2.79%, 01/25/22 (a)	150,000	152,452
Series K020 Class A2
2.37%, 05/25/22 (a)	685,000	690,369
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K022 Class A2
2.36%, 07/25/22 (a)	1,200,000	1,211,891
Series K024 Class A2
2.57%, 09/25/22 (a)	800,000	812,418
Series K025 Class A2
2.68%, 10/25/22 (a)	511,000	521,344
Series K026 Class A2
2.51%, 11/25/22 (a)	550,000	558,462
Series K027 Class A2
2.64%, 01/25/23 (a)	2,005,000	2,043,434
Series K033 Class A1
2.87%, 02/25/23 (a)	84,747	86,191
Series K028 Class A2
3.11%, 02/25/23 (a)	250,000	258,837
Series K030 Class A2
3.25%, 04/25/23 (a)(f)(l)	850,000	884,953
Series K031 Class A2
3.30%, 04/25/23 (a)	2,925,000	3,054,284
Series K033 Class A2
3.06%, 07/25/23 (a)	1,540,000	1,596,444
Series K034, Class A2
3.53%, 07/25/23 (a)	150,000	158,150
Series K035 Class A2
3.46%, 08/25/23 (a)(f)(l)	450,000	473,394
Series K725, Class A2
3.00%, 01/25/24 (a)	1,300,000	1,348,061
Series K037 Class A2
3.49%, 01/25/24 (a)	600,000	633,791
Series K727, Class A2
2.95%, 07/25/24 (a)	1,765,000	1,825,858
Series K728, Class A2
3.06%, 08/25/24 (a)(f)(l)	3,700,000	3,853,434
Series K040 Class A2
3.24%, 09/25/24 (a)	750,000	788,782
Series K045 Class A1
2.49%, 11/25/24 (a)	405,544	409,685
Series K042, Class A2
2.67%, 12/25/24 (a)	100,000	102,362
Series K043, Class A2
3.06%, 12/25/24 (a)	750,000	781,821
Series K044, Class A2
2.81%, 01/25/25 (a)	1,015,000	1,047,194
Series K045 Class A2
3.02%, 01/25/25 (a)	400,000	416,299
Series K053, Class A1
2.55%, 02/25/25 (a)	531,160	538,347
Series K731, Class A2
3.60%, 02/25/25 (a)(f)(l)	300,000	320,481
Series K046 Class A2
3.21%, 03/25/25 (a)	920,000	967,467
Series K048 Class A2
3.28%, 06/25/25 (a)(f)(l)	838,000	885,674
Series K733, Class A2
3.75%, 08/25/25 (a)(f)(l)	300,000	324,379
Series K053, Class A2
3.00%, 12/25/25 (a)	950,000	991,363
Series K054, Class A2
2.75%, 01/25/26 (a)	300,000	308,926
Series K055, Class A2
2.67%, 03/25/26 (a)	750,000	768,810
Series K062, Class A2
3.41%, 12/25/26 (a)	3,909,151	4,189,283
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	113,288
Series K071, Class A2
3.29%, 11/25/27 (a)	4,500,000	4,793,356
Series K074, Class A2
3.60%, 01/25/28 (a)	4,275,000	4,646,659

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K083, Class A2
4.05%, 09/25/28 (a)(f)(l)	500,000	562,997
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	927,700
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	1,916,937
GS Mortgage Securities Trust
Series 2013-GC13 Class A5
4.19%, 07/10/46 (a)(f)(m)	649,000	695,509
Series 2013-GC14 Class A5
4.24%, 08/10/46 (a)	700,000	750,291
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	385,702
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
3.51%, 05/15/45 (a)	305,469	315,076
Series 2012-CBX Class A4
3.48%, 06/15/45 (a)	423,741	433,618
Series 2014-C20 Class A4A1
3.54%, 07/15/47 (a)	800,000	835,031
Series 2015-JP1 Class A4
3.65%, 01/15/49 (a)	600,000	637,929
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29 Class A4
3.61%, 05/15/48 (a)	1,000,000	1,056,066
Series 2015-C28 Class A4
3.23%, 10/15/48 (a)	2,000,000	2,078,211
Series 2015-C33 Class A4
3.77%, 12/15/48 (a)	1,150,000	1,229,460
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A4
3.18%, 08/15/45 (a)	430,000	440,393
Series 2013-C10 Class A4
4.22%, 07/15/46 (a)(f)(m)	180,000	191,835
Series 2013-C11, Class A4
4.30%, 08/15/46 (a)(f)(l)	1,000,000	1,068,603
Series 2014-C16 Class A5
3.89%, 06/15/47 (a)	270,000	287,738
Series 2015-C24 Class ASB
3.48%, 05/15/48 (a)	1,000,000	1,041,863
Series 2013-C8, Class AS
3.38%, 12/15/48 (a)	80,000	82,195
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (a)	300,000	306,656
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	429,348
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,386,646
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,630,372
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,000,000	1,062,590
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
2.85%, 12/10/45 (a)	500,000	509,220
Series 2013-C5 Class A4
3.18%, 03/10/46 (a)	1,850,000	1,905,897
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(f)(m)	640,000	684,485
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	1,210,000	1,255,769
Series 2015-C31 Class A3
3.43%, 11/15/48 (a)	1,514,286	1,590,611
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2015-P2, Class A4
3.81%, 12/15/48 (a)	1,500,000	1,611,185
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	152,866
Series 2014-LC16 Class A4
3.55%, 08/15/50 (a)	875,000	916,524
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,649,361
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	1,500,000	1,584,022
Series 2015-C30 Class A4
3.66%, 09/15/58 (a)	723,000	769,020
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	575,000	603,469
WFRBS Commercial Mortgage Trust
Series 2012-C7 Class A1
2.30%, 06/15/45 (a)	70,346	70,249
Series 2013-C14 Class A5
3.34%, 06/15/46 (a)	547,687	567,897
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(f)(m)	520,000	554,976
Series 2014-C19 Class A4
3.83%, 03/15/47 (a)	100,000	106,033
Series 2013-C12 Class A4
3.20%, 03/15/48 (a)	881,000	907,917
		128,301,777

Covered 0.0%
Bank of Nova Scotia
1.85%, 04/14/20	500,000	498,686
1.88%, 04/26/21	560,000	558,259
Royal Bank of Canada
2.10%, 10/14/20	500,000	500,345
2.30%, 03/22/21	600,000	603,119
		2,160,409

Mortgage-Backed Securities Pass-Through 27.1%
Fannie Mae
4.00%, 02/01/24 to 04/01/49 (a)	164,885,627	172,239,434
4.00%, 04/01/24 to 05/01/41 (a)(d)	585,757	615,864
5.50%, 06/01/24 to 08/01/41 (a)	8,142,720	9,013,036
4.50%, 12/01/24 to 04/01/49 (a)	53,210,617	56,434,026
3.50%, 08/01/25 to 04/01/49 (a)	162,287,114	167,708,831
3.00%, 12/01/25 to 06/01/49 (a)	161,337,136	164,038,282
2.50%, 07/01/27 to 08/01/46 (a)	39,587,150	39,875,393
2.00%, 04/01/28 to 01/01/32 (a)	1,371,380	1,366,562
5.50%, 07/01/29 to 07/01/36 (a)(d)	472,174	519,918
6.00%, 12/01/32 to 07/01/41 (a)	3,911,492	4,435,382
5.00%, 09/01/33 to 09/01/39 (a)(d)	1,773,861	1,935,699
5.00%, 11/01/33 to 04/01/49 (a)	11,381,194	12,305,875
6.50%, 08/01/34 to 05/01/40 (a)	1,102,985	1,276,781
6.00%, 07/01/35 to 10/01/39 (a)(d)	1,034,001	1,171,901
4.50%, 04/01/39 to 04/01/41 (a)(d)	1,576,642	1,693,742
3.50%, 10/01/40 to 01/01/48 (a)(d)	24,991,565	25,764,273
3.00%, 07/01/43 (a)(d)	1,127,652	1,147,434
Freddie Mac
2.00%, 08/01/23 to 12/01/31 (a)	1,448,733	1,446,381
4.00%, 03/01/24 to 12/01/48 (a)	86,592,796	90,545,910
5.50%, 05/01/24 to 02/01/40 (a)(d)	416,767	451,826
5.50%, 04/01/25 to 08/01/41 (a)	4,351,354	4,784,080
3.50%, 12/01/25 to 06/01/49 (a)	122,877,283	126,946,706
3.00%, 08/01/26 to 07/01/48 (a)	109,497,610	111,341,956
2.50%, 04/01/27 to 11/01/46 (a)	27,591,545	27,824,090
6.00%, 09/01/32 to 06/01/34 (a)(d)	219,377	246,598
6.00%, 07/01/33 to 06/01/39 (a)	2,480,644	2,816,588

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.50%, 12/01/33 to 09/01/39 (a)	351,913	404,977
5.00%, 06/01/34 to 11/01/48 (a)	8,272,947	8,976,398
5.00%, 11/01/34 to 08/01/39 (a)(d)	975,167	1,059,916
4.50%, 05/01/39 to 07/01/39 (a)(d)	285,443	305,286
4.50%, 05/01/39 to 02/01/49 (a)	33,237,008	35,173,372
4.00%, 05/01/44 (a)(d)	1,579,633	1,656,590
Ginnie Mae
3.00%, 01/20/27 to 12/20/47 (a)	94,315,480	96,591,165
2.50%, 03/20/27 to 02/20/47 (a)	5,497,163	5,559,993
6.00%, 10/20/32 to 01/20/45 (a)	1,627,530	1,857,300
5.50%, 02/20/33 to 11/20/48 (a)	3,231,581	3,539,668
3.50%, 03/20/33 to 06/15/48 (a)	157,281,738	163,108,895
5.00%, 03/20/33 to 11/20/48 (a)	18,846,395	20,132,148
5.50%, 04/15/33 (a)(d)	152,420	170,245
5.00%, 05/15/33 to 07/20/39 (a)(d)	450,073	494,334
4.50%, 01/20/39 to 10/20/48 (a)	45,736,826	48,286,656
4.50%, 03/20/39 (a)(d)	250,795	267,164
4.00%, 06/15/39 to 10/20/48 (a)	99,190,248	103,892,286
3.50%, 08/20/44 (a)(d)	1,174,275	1,220,695
3.00%, 12/20/46 (a)(d)	17,096,103	17,507,074
Ginnie Mae TBA
2.50%, 07/01/49 (a)(e)	500,000	503,056
3.00%, 07/01/49 (a)(e)	1,500,000	1,532,988
3.50%, 07/01/49 (a)(e)	19,500,000	20,145,176
4.00%, 07/01/49 (a)(e)	13,500,000	13,995,703
4.50%, 07/01/49 (a)(e)	12,500,000	13,031,128
5.00%, 07/01/49 (a)(e)	2,500,000	2,613,721
UMBS TBA
2.00%, 07/01/34 (a)(e)	4,000,000	3,962,109
2.50%, 07/01/34 (a)(e)	1,000,000	1,007,090
3.00%, 07/01/34 to 07/01/49 (a)(e)	35,500,000	35,978,175
3.50%, 07/01/34 to 07/01/49 (a)(e)	51,500,000	52,848,031
4.00%, 07/01/34 to 07/01/49 (a)(e)	32,500,000	33,610,634
4.50%, 07/01/49 (a)(e)	22,000,000	22,992,364
5.00%, 07/01/49 (a)(e)	10,000,000	10,572,070
		1,750,942,975
Total Securitized
(Cost $1,892,709,930)		1,911,431,476
Security	Number of Shares	Value ($)
Other Investment Company 1.2% of net assets

Money Market Fund 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31% (n)	74,590,669	74,590,669
Total Other Investment Company
(Cost $74,590,669)		74,590,669
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.5% of net assets

U.S. Treasury Obligations 2.5%
U.S. Treasury Bill
2.28%, 07/02/19 (d)(o)	100,000,000	99,993,664
2.24%, 07/09/19 (o)	60,000,000	59,970,247
Total Short-Term Investments
(Cost $159,963,911)		159,963,911
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Perpetual security with no stated maturity date.
(d)	All or a portion of this security is held as collateral for delayed-delivery securities.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Variable-rate security.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $30,409,931 or 0.5% of net assets.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero Coupon Bond.
(k)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS (Mortgage-Backed Securities) pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(l)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(m)	Security is a type of structured mortgage-backed security (MBS) that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT), or the Cost of Funds Index (COFI). LIBOR is the interest rate banks charge each other for short-term loans. The CMT is an index published by the Federal Reserve Board to compute an index based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity. The COFI is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities. A variable interest rate can also be affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(n)	The rate shown is the 7-day yield.
(o)	The rate shown is the purchase yield.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

CD —	Certificate of deposit
GO —	General obligation
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$1,596,980,152	$—	$1,596,980,152
Treasuries	—	2,534,656,092	—	2,534,656,092
Government Related[1]	—	370,305,217	—	370,305,217
Securitized [1]	—	1,911,431,476	—	1,911,431,476
Other Investment Company[1]	74,590,669	—	—	74,590,669
Short-Term Investments[1]	—	159,963,911	—	159,963,911
Total	$74,590,669	$6,573,336,848	$—	$6,647,927,517
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $6,473,121,135)		$6,647,927,517
Cash		1,590,763
Receivables:
Investments sold		105,928,521
Interest		40,258,074
Dividends		78,507
Income from securities on loan	+	195
Total assets		6,795,783,577
Liabilities
Payables:
Investments bought		106,878,912
Investments bought — Delayed delivery		232,551,402
Management fees	+	207,867
Total liabilities		339,638,181
Net Assets
Total assets		6,795,783,577
Total liabilities	–	339,638,181
Net assets		$6,456,145,396
Net Assets by Source
Capital received from investors		6,323,875,509
Total distributable earnings		132,269,887

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,456,145,396		121,800,000		$53.01

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Operations

For the period January 1, 2019 through June 30, 2019; unaudited
Investment Income
Dividends		$355,330
Interest		84,694,634
Securities on loan, net	+	211
Total investment income		85,050,175
Expenses
Management fees		1,176,673
Total expenses	–	1,176,673
Net investment income		83,873,502
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,027,582)
Net change in unrealized appreciation (depreciation) on investments	+	271,853,385
Net realized and unrealized gains		270,825,803
Increase in net assets resulting from operations		$354,699,305

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/19-6/30/19		1/1/18-12/31/18
Net investment income		$83,873,502	$137,395,974
Net realized losses		(1,027,582)	(26,769,578)
Net change in unrealized appreciation (depreciation)	+	271,853,385	(106,172,649)
Increase in net assets resulting from operations		354,699,305	4,453,747
Distributions to Shareholders
Total distributions		($73,373,910)	($144,430,430)

Transactions in Fund Shares
		1/1/19-6/30/19		1/1/18-12/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,300,000	$635,338,035	15,800,000	$798,783,725
Shares redeemed	+	(100,000)	(5,100,791)	(800,000)	(39,917,780)
Net transactions in fund shares		12,200,000	$630,237,244	15,000,000	$758,865,945
Shares Outstanding and Net Assets
		1/1/19-6/30/19		1/1/18-12/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		109,600,000	$5,544,582,757	94,600,000	$4,925,693,495
Total increase	+	12,200,000	911,562,639	15,000,000	618,889,262
End of period		121,800,000	$6,456,145,396	109,600,000	$5,544,582,757

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Fixed-Income ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. TIPS ETF	Schwab U.S. Dividend Equity ETF
Schwab Short-Term U.S. Treasury ETF	Schwab International Equity ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Aggregate Bond ETF	Schwab Emerging Markets Equity ETF
Schwab U.S. Broad Market ETF	Schwab U.S. REIT ETF
Schwab 1000 Index® ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of June 30, 2019 are disclosed in the Portfolio Holdings.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by CSIM or any affiliate of CSIM.
As of June 30, 2019, the funds had no securities on loan.
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS transactions, including TBAs, to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeded certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) U.S. Treasury, Agency Debt & Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fails charges are included in net realized gains (losses) on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will not have a material impact to the financial statements.
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, the funds follow the securities included in an index during upturns as well as downturns. Because of their indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of each fund’s expenses, each fund’s performance may be below that of its respective index.
Interest Rate Risk. The funds’ investments in fixed-income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates could cause a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. The funds are currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, the fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund uses a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, the funds seek to track the performance of an index, although they may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities often occur through TBA transactions, as described in the fund’s prospectus. Default by or bankruptcy of a counterparty to a TBA transaction could expose the fund to possible losses.
Portfolio Turnover Risk. With respect to the Schwab U.S. Aggregate Bond ETF, the fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.
Prepayment and Extension Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the fund’s investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.
Non-U.S. Issuer Risk. The Schwab U.S. Aggregate Bond ETF may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities to the extent such bonds are included in the fund’s index. The fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Derivatives Risk. The Schwab U.S. Aggregate Bond ETF may invest in derivatives instruments. The principal types of derivatives used by the fund are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk, liquidity risk and leverage risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Concentration Risk. With respect to the Schwab U.S. Aggregate Bond ETF, to the extent that the fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
0.05%	0.06%	0.06%	0.04%
In addition, advisory fees for each fund will cover interest expense.
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of June 30, 2019, as applicable:
	Underlying Funds
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
Schwab Target 2010 Index Fund	0.0%*	0.0%*	0.2%
Schwab Target 2015 Index Fund	0.0%*	0.1%	0.3%
Schwab Target 2020 Index Fund	0.1%	0.2%	0.9%
Schwab Target 2025 Index Fund	0.0%*	0.1%	0.9%
Schwab Target 2030 Index Fund	-%	0.1%	1.0%
Schwab Target 2035 Index Fund	-%	0.0%*	0.5%
Schwab Target 2040 Index Fund	-%	0.0%*	0.4%
Schwab Target 2045 Index Fund	-%	0.0%*	0.2%
Schwab Target 2050 Index Fund	-%	0.0%*	0.1%
Schwab Target 2055 Index Fund	-%	0.0%*	0.1%
Schwab Target 2060 Index Fund	-%	0.0%*	0.0%*
Schwab VIT Balanced Portfolio	0.0%*	-%	0.4%
Schwab VIT Balanced with Growth Portfolio	0.0%*	-%	0.6%
Schwab VIT Growth Portfolio	0.0%*	-%	0.3%
* Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

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Financial Notes, unaudited (continued)

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2019, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Long-Term U.S. Government Securities*	Purchases of Other Long-Term Securities	Total Purchases of Long-Term Securities
Schwab U.S. TIPS ETF	$767,992,121	$—	$767,992,121
Schwab Short-Term U.S. Treasury ETF	2,665,749,448	—	2,665,749,448
Schwab Intermediate-Term U.S. Treasury ETF	1,791,292,705	—	1,791,292,705
Schwab U.S. Aggregate Bond ETF	2,099,882,863	423,749,382	2,523,632,245
	Sales/Maturities of Long-Term U.S. Government Securities	Sales/Maturities of Other Long-Term Securities	Total Sales/Maturities of Long-Term Securities
Schwab U.S. TIPS ETF	$711,390,454	$—	$711,390,454
Schwab Short-Term U.S. Treasury ETF	1,905,073,504	—	1,905,073,504
Schwab Intermediate-Term U.S. Treasury ETF	1,007,085,179	—	1,007,085,179
Schwab U.S. Aggregate Bond ETF	1,637,569,789	245,237,222	1,882,807,011
*Includes securities guaranteed by U.S. Government Agencies.

9. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Due to the composition of the portfolio of the Schwab U.S. Aggregate Bond ETF, consideration for the subscription and redemption of Creation Units generally is cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for

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Financial Notes, unaudited (continued)

9. In-Kind Transactions (continued):
cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended June 30, 2019, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. TIPS ETF	$620,685,696	$320,370,457
Schwab Short-Term U.S. Treasury ETF	988,269,209	489,912,290
Schwab Intermediate-Term U.S. Treasury ETF	292,172,708	355,916,126
Schwab U.S. Aggregate Bond ETF	—	—
For the period ended June 30, 2019, the funds (except for the Schwab U.S. Aggregate Bond ETF) realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended June 30, 2019 are disclosed in the funds’ Statements of Operations, if any.

10. Federal Income Taxes
As of June 30, 2019, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
Tax cost	$6,353,014,550	$5,506,170,056	$4,183,997,295	$6,477,817,697
Gross unrealized appreciation	$111,421,002	$66,848,179	$153,719,126	$177,760,341
Gross unrealized depreciation	(2,675,413)	(30,905)	(46,371)	(7,650,521)
Net unrealized appreciation (depreciation)	$108,745,589	$66,817,274	$153,672,755	$170,109,820
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2018, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
No expiration	$26,546,349	$20,732,186	$20,959,563	$47,441,286
Total	$26,546,349	$20,732,186	$20,959,563	$47,441,286
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2019. The tax-basis components of distributions paid during the year ended December 31, 2018 were as follows:
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
Ordinary income	$130,028,200	$51,440,855	$52,237,145	$144,430,430
As of December 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2018, the funds did not incur any interest or penalties.

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Financial Notes, unaudited (continued)

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond ETF (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 13, 2019 and June 4, 2019, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 4, 2019. The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees also considered Schwab’s reputation in connection with the OneSource exchange-traded fund offering and the firm’s overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

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Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Funds, the Trustees considered the risk profile for each Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 1–3 Year Index   An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 3–10 Year Index  An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)   An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
credit quality  The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity  The ability to convert a security or asset quickly into cash.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
primary market  The market that deals with the issuance of new securities.
replication  If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.
sampling  If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
Treasury inflation protected security (TIPS)  A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.
weighted average  For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Schwab Fixed-Income ETFs  |  Semiannual Report

Notes

Schwab Fixed-Income ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2019 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR62961-08
00231833

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	August 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	August 15, 2019

By:	/s/ Mark Fischer

Mark Fischer
Chief Financial Officer

Date:	August 15, 2019